UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-08457

Exact name of registrant as specified in charter:	Delaware Group® Foundation Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2017

Item 1. Reports to Stockholders

 Delaware Foundation Funds®

 Delaware Foundation® Growth Allocation Fund

 Delaware Foundation Moderate Allocation Fund

 Delaware Foundation Conservative Allocation Fund

 Annual report

 March 31, 2017

 Multi-asset mutual funds

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawarefunds.com/edelivery.

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Neither Delaware Investments nor its affiliates referred to in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL), a subsidiary of Macquarie Group Limited and an affiliate of Delaware Investments. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Funds are governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of March 31, 2017, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Funds’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2017 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Portfolio management review

Delaware Foundation Funds®	April 11, 2017
(Unaudited)

Performance preview (for the year ended March 31, 2017)

Delaware Foundation® Growth Allocation Fund (Institutional Class shares)	1-year return	+11.56%

Delaware Foundation Growth Allocation Fund (Class A shares)	1-year return	+11.25%

S&P 500® Index (benchmark)	1-year return	+17.17%

Lipper Mixed-Asset Target Allocation Growth Funds Average	1-year return	+11.16%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Foundation Growth Allocation Fund, please see the table on page 4. Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible accounts.

The performance of Class A shares excludes the applicable sales charge. Both Institutional Class shares and Class A shares reflect the reinvestment of all distributions.

The Lipper Mixed-Asset Target Allocation Growth Funds Average compares funds that, by portfolio practice, maintain a mix of between 60% and 80% equity securities, with the remainder invested in bonds, cash, and cash equivalents.

Please see page 6 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware Foundation Moderate Allocation Fund (Institutional Class shares)	1-year return	+9.70%

Delaware Foundation Moderate Allocation Fund (Class A shares)	1-year return	+9.45%

S&P 500 Index (benchmark)	1-year return	+17.17%

Bloomberg Barclays US Aggregate Index* (benchmark)	1-year return	+0.44%

Lipper Mixed-Asset Target Allocation Moderate Funds Average	1-year return	+9.86%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Foundation Moderate Allocation Fund, please see the table on page 7. Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible accounts.

The performance of Class A shares excludes the applicable sales charge. Both Institutional Class shares and Class A shares reflect the reinvestment of all distributions.

The Lipper Mixed-Asset Target Allocation Moderate Funds Average compares funds that, by portfolio practice, maintain a mix of between 40% and 60% equity securities, with the remainder invested in bonds, cash, and cash equivalents.

Please see page 9 for a description of the indices. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware Foundation Conservative Allocation Fund (Institutional Class shares)	1-year return	+7.66%

Delaware Foundation Conservative Allocation Fund (Class A shares)	1-year return	+7.40%

Bloomberg Barclays US Aggregate Index* (benchmark)	1-year return	+0.44%

Lipper Mixed-Asset Target Allocation Conservative Funds Average	1-year return	+6.84%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Foundation Conservative Allocation Fund, please see the table on page 10.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible accounts.

The performance of Class A shares excludes the applicable sales charge. Both Institutional Class shares and Class A shares reflect the reinvestment of all distributions.

The Lipper Mixed-Asset Target Allocation Conservative Funds Average compares funds that, by portfolio practice, maintain a mix of between 20% and 40% equity securities, with the remainder invested in bonds, cash, and cash equivalents.

Please see page 12 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

* Formerly known as the Barclays US Aggregate Index.

(continues)	1

Portfolio management review

Delaware Foundation Funds®

Jackson Square Partners, LLC (JSP) is the sub-advisor to the Funds’ US large-cap growth sleeve. As sub-advisor, JSP is responsible for day-to-day management of its portion of the Funds’ assets. Although JSP serves as sub-advisor, the investment manager, Delaware Management Company, a series of Delaware Management Business Trust, has ultimate responsibility for all investment advisory services.

Overview

All three Delaware Foundation Funds posted a positive return for the 1-year period ended March 31, 2017. Delaware Foundation® Conservative Allocation Fund produced the lowest return, followed by Delaware Foundation Moderate Allocation Fund, with Delaware Foundation Growth Allocation Fund delivering the highest return over the period.

Delaware Foundation Growth Allocation Fund and Delaware Foundation Moderate Allocation Fund delivered lower returns than the S&P 500 Index, which we did not find surprising because both portfolios held fixed income securities, which generally underperformed equities for the 12-month period. Delaware Foundation Conservative Allocation Fund delivered returns that were above those of the Bloomberg Barclays US Aggregate Index, which we also did not find surprising because the Fund held equities, which generally outperformed fixed income securities over the period.

All three Delaware Foundation Funds tend to hold a higher weight in non-US securities than most other asset allocation funds; thus, when US markets are delivering higher total returns than non-US markets, and when the US dollar is appreciating relative to other currencies, these funds will tend to struggle. However, during the fiscal year ended March 31, 2017, Delaware Foundation Growth Allocation Fund and Delaware Foundation Conservative Allocation Fund delivered returns that were above the average returns of their respective Lipper peer groups, while Delaware Foundation Moderate Allocation Fund underperformed the average return of its Lipper peer group, as shown on page 1.

Economic backdrop

In the period from April 2016 to March 2017, the prices of risky assets around the world generally rose, though non-US investment grade fixed income securities generated small losses. In most developed countries, governments and central banks remained willing to provide some support for economic recovery, typically using a blend of fiscal and monetary measures. Over the course of the Funds’ fiscal year, investors apparently became less apprehensive about the near-term outlook for a number of major countries in Europe.

The currency markets experienced considerable fluctuations during the 12-month period. The trade-weighted US dollar appreciated by 6.1% over the period, and the trade-weighted Japanese yen rose by 4.2%. The trade-weighted euro depreciated by 0.5%, and the trade-weighted British pound fell by 9.2%, with much of the decline in the pound coming immediately after the outcome of the United Kingdom’s referendum on leaving the European Union. In general, a stronger currency means that imports look cheaper for US consumers, but tends to impair the competitiveness of US exporters. The increase in the value of the dollar and the yen may worsen the competitive position of exporters in the United States and Japan relative to their counterparts in the euro zone and the UK.

The price of many commodities rose during the Funds’ fiscal year. Over the 12 months ended March 31, 2017, the spot price of West Texas Intermediate crude oil rose 32.0%, and the relatively energy-intensive S&P GSCI® index rose 20.0%. The Thomson Reuters/ CoreCommodity CRB Index, which has a lower weight in energy-linked commodities, gained 9.0% during the period, while the spot price of gold rose by 6.1%. (Source: Bloomberg.)

Portfolio positioning

The Funds’ strategic policy weights reflect a commitment to seeking diversification in terms of both geographies and asset classes. At the beginning of April 2016, all three Funds were positioned defensively relative to their strategic policy weights. In particular, the Asset Allocation Committee chose to keep the Funds at slightly below their strategic policy weights in developed-market equities. Conversely, the Funds began the year with small tactical positions in US real estate equities, which were viewed as offering an attractive balance between risk and reward given the uncertain outlook.

In broad terms, these active positions were maintained throughout the 12 months ended March 31, 2017. The Asset Allocation Committee chose to slightly reduce the overweight in US large-cap equities and to maintain the underweight in developed-market equities. The Committee also continued to hold the Funds’ small tactical position in US real estate equities and maintained a modest overweight in US small-cap equities.

As part of the oversight process for the Funds, the Asset Allocation Committee periodically analyzes the sources of the Funds’ active performance. Over the 12 months ended March 31, 2017, the active positioning of the Funds with respect to the strategic policy weights of different asset classes detracted from the active performance of Delaware Foundation Growth Allocation Fund, but contributed to the active performance of Delaware Foundation Moderate Allocation Fund and Delaware Foundation Conservative Allocation Fund relative to their hypothetical returns at the strategic policy weights.

The Asset Allocation Committee also periodically examines the contribution of derivatives to the Funds’ performance. Based on the available information, the combination of futures, options, swaps, and currency positions in the Funds had only a limited effect on performance during the 12 months ended March 31, 2017. The estimated effect from these instruments amounted to 1.28% for Delaware Foundation Growth Allocation Fund, 1.50% for Delaware

Foundation Moderate Allocation Fund, and 1.35% for Delaware Foundation Conservative Allocation Fund.

About Delaware Foundation Funds

As the Funds’ fiscal year came to a close, we continued to seek to deliver the benefits of diversification while aiming to actively manage risk. With these two precepts in mind, each Delaware Foundation Fund seeks to deliver returns that are derived from tactical asset allocation decisions as well as from active management of individual asset classes and investment styles. The Funds are based on the assumption that investors should keep a global perspective when evaluating potential investment opportunities. We therefore continue to manage each Fund so that it includes investment possibilities around the globe.

(continues)	3

Performance summaries

Delaware Foundation® Growth Allocation Fund	March 31, 2017
(Unaudited)

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawarefunds.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund and benchmark performance1,2

Average annual total returns through March 31, 2017

	1 year	5 years	10 years	Lifetime

Class A (Est. Dec. 31, 1997)
Excluding sales charge	+11.25%	+6.82%	+4.54%	+4.83%
Including sales charge	+4.90%	+5.56%	+3.92%	+4.51%

Class C (Est. Dec. 31, 1997)
Excluding sales charge	+10.44%	+6.02%	+3.76%	+4.06%
Including sales charge	+9.44%	+6.02%	+3.76%	+4.06%

Class R (Est. June 2, 2003)
Excluding sales charge	+11.08%	+6.57%	+4.29%	+6.41%
Including sales charge	+11.08%	+6.57%	+4.29%	+6.41%

Institutional Class (Est. Dec. 31, 1997)
Excluding sales charge	+11.56%	+7.11%	+4.81%	+5.10%
Including sales charge	+11.56%	+7.11%	+4.81%	+5.10%

S&P 500 Index	+17.17%	+13.30%	+7.51%	+6.71%*

*The benchmark lifetime return is for Institutional Class share comparison only and is calculated using the last business day in the month of the Fund’s Institutional Class inception date.

1Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 5. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible accounts.

Class A shares are sold with a maximum front-end sales charge of 5.75%, and have an annual distribution and service fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Class R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of 0.50% of average daily net assets.

This Fund is subject to the same risks as the underlying styles in which it invests.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

4

High yielding, non-investment-grade bonds (junk bonds) involve higher risk than investment grade bonds.

International investments entail risks not ordinarily associated with US investments including fluctuation in currency values, differences in accounting principles, or economic or political instability in other nations. Investing in emerging markets can be riskier than investing in established foreign markets due to increased volatility and lower trading volume.

If and when the Fund invests in forward foreign currency contracts or uses other investments to hedge against currency risks, the Fund will be subject to special risks, including counterparty risk.

The Fund may invest in derivatives, which may involve additional expenses and are subject to risk, including the risk that an underlying security or securities index moves in the opposite direction from what the portfolio manager anticipated. A derivatives transaction depends upon the counterparties’ ability to fulfill their contractual obligations.

Risk controls and asset allocation models do not promise any level of performance or guarantee against loss of principal.

Narrowly focused investments may exhibit higher volatility than investments in multiple industry sectors.

REIT investments are subject to many of the risks associated with direct real estate ownership, including changes in economic conditions, credit risk, and interest rate fluctuations.

The Fund may experience portfolio turnover in excess of 100%, which could result in higher transaction costs and tax liability.

Interest payments on inflation-indexed debt securities will vary as the principal and/or interest is adjusted for inflation.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) from exceeding 0.90% of the Fund’s average daily net assets during the period from April 1, 2016 through March 31, 2017.* Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class C	Class R	Institutional Class
Total annual operating expenses (without fee waivers)	1.50%	2.25%	1.75%	1.25%
Net expenses (including fee waivers, if any)	1.15%	1.90%	1.40%	0.90%
Type of waiver	Contractual	Contractual	Contractual	Contractual

*The aggregate contractual waiver period covering this report is from Jan. 29, 2015, through July 29, 2017.

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Performance summaries

Delaware Foundation® Growth Allocation Fund

Performance of a $10,000 investment1

Average annual total returns from March 31, 2007, through March 31, 2017

	Starting value (March 31, 2007)	Ending value (March 31, 2017)
S&P 500 Index	$10,000	$20,627
Delaware Foundation® Growth Allocation Fund — Institutional Class shares	$10,000	$15,991
Delaware Foundation Growth Allocation Fund — Class A shares	$9,425	$14,696

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Institutional Class and Class A shares of the Fund on March 31, 2007, and includes the effect of a 5.75% front-end sales charge (for Class A shares) and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 5. Please note additional details on pages 4 through 6.

The graph also assumes $10,000 invested in the S&P 500 Index as of March 31, 2007. The S&P 500 Index measures the performance of 500 mostly large-cap stocks weighted by market value, and is often used to represent performance of the US stock market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

Stock symbols and CUSIP numbers

	Nasdaq symbols	CUSIPs
Class A	DFGAX	245918883
Class C	DFGCX	245918867
Class R	DFGRX	245918826
Institutional Class	DFGIX	245918859

Performance summaries

Delaware Foundation® Moderate Allocation Fund	March 31, 2017
(Unaudited)

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawarefunds.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund and benchmark performance1,2

Average annual total returns through March 31, 2017

	1 year	5 years	10 years	Lifetime

Class A (Est. Dec. 31, 1997)
Excluding sales charge	+9.45%	+5.94%	+5.02%	+4.94%
Including sales charge	+3.15%	+4.69%	+4.40%	+4.62%

Class C (Est. Dec. 31, 1997)
Excluding sales charge	+8.62%	+5.13%	+4.22%	+4.17%
Including sales charge	+7.62%	+5.13%	+4.22%	+4.17%

Class R (Est. June 2, 2003)
Excluding sales charge	+9.11%	+5.63%	+4.73%	+6.06%
Including sales charge	+9.11%	+5.63%	+4.73%	+6.06%

Institutional Class (Est. Dec. 31, 1997)
Excluding sales charge	+9.70%	+6.17%	+5.26%	+5.19%
Including sales charge	+9.70%	+6.17%	+5.26%	+5.19%

S&P 500 Index	+17.17%	+13.30%	+7.51%	+6.71%*

Bloomberg Barclays US Aggregate Index	+0.44%	+2.34%	+4.27%	+5.04%*

*The benchmark lifetime return is for Institutional Class share comparison only and is calculated using the last business day in the month of the Fund’s Institutional Class inception date.

1Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 8. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible accounts.

Class A shares are sold with a maximum front-end sales charge of 5.75%, and have an annual distribution and service fee of 0.25% of average daily net assets. The Board has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (i) 0.10% of average daily net assets representing shares acquired prior to June 1, 1992, and (ii) 0.25% of average daily net assets representing shares acquired on or after June 1, 1992. All Class A shares currently bear 12b-1 fees at the same rate, the blended rate, currently 0.25% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Class R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of 0.50% of average daily net assets.

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Performance summaries

Delaware Foundation® Moderate Allocation Fund

This Fund is subject to the same risks as the underlying styles in which it invests.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

High yielding, non-investment-grade bonds (junk bonds) involve higher risk than investment grade bonds.

International investments entail risks not ordinarily associated with US investments including fluctuation in currency values, differences in accounting principles, or economic or political instability in other nations. Investing in emerging markets can be riskier than investing in established foreign markets due to increased volatility and lower trading volume.

If and when the Fund invests in forward foreign currency contracts or uses other investments to hedge against currency risks, the Fund will be subject to special risks, including counterparty risk.

The Fund may invest in derivatives, which may involve additional expenses and are subject to risk, including the risk that an underlying security or securities index moves in the opposite direction from what the portfolio manager anticipated. A derivatives transaction depends upon the counterparties’ ability to fulfill their contractual obligations.

Risk controls and asset allocation models do not promise any level of performance or guarantee against loss of principal.

Narrowly focused investments may exhibit higher volatility than investments in multiple industry sectors.

REIT investments are subject to many of the risks associated with direct real estate ownership, including changes in economic conditions, credit risk, and interest rate fluctuations.

The Fund may experience portfolio turnover in excess of 100%, which could result in higher transaction costs and tax liability.

Interest payments on inflation-indexed debt securities will vary as the principal and/or interest is adjusted for inflation.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) from exceeding 0.90% of the Fund’s average daily net assets during the period from April 1, 2016 through March 31, 2017.* Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class C	Class R	Institutional Class
Total annual operating expenses (without fee waivers)	1.17%	1.93%	1.43%	0.93%
Net expenses (including fee waivers, if any)	1.14%	1.90%	1.40%	0.90%
Type of waiver	Contractual	Contractual	Contractual	Contractual

*The aggregate contractual waiver period covering this report is from Jan. 29, 2015 through July 29, 2017.

Performance of a $10,000 investment1

Average annual total returns from March 31, 2007, through March 31, 2017

	Starting value (March 31, 2007)	Ending value (March 31, 2017)
S&P 500 Index	$10,000	$20,627
Delaware Foundation Moderate Allocation Fund — Institutional Class shares	$10,000	$16,693
Delaware Foundation Moderate Allocation Fund — Class A shares	$9,425	$15,381
Bloomberg Barclays US Aggregate Index	$10,000	$15,197

1The “Performance of a $10,000 investment” graph assumes $10,000 invested in Institutional Class and Class A shares of the Fund on March 31, 2007, and includes the effect of a 5.75% front-end sales charge (for Class A shares) and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 8. Please note additional details on pages 7 through 9.

The graph also assumes $10,000 invested in the Bloomberg Barclays US Aggregate Index and the S&P 500 Index as of March 31, 2007.

The Bloomberg Barclays US Aggregate Index (formerly known as the Barclays US Aggregate Index) is a broad composite that tracks the investment grade domestic bond market.

The S&P 500 Index measures the performance of 500 mostly large-cap stocks weighted by market value, and is often used to represent performance of the US stock market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

Stock symbols and CUSIP numbers

	Nasdaq symbols	CUSIPs
Class A	DFBAX	245918503
Class C	DFBCX	245918701
Class R	DFBRX	245918834
Institutional Class	DFFIX	245918800

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Performance summaries

Delaware Foundation® Conservative Allocation Fund	March 31, 2017
(Unaudited)

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawarefunds.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund and benchmark performance1,2

Average annual total returns through March 31, 2017

	1 year	5 years	10 years	Lifetime

Class A (Est. Dec. 31, 1997)
Excluding sales charge	+7.40%	+4.77%	+5.09%	+4.76%
Including sales charge	+1.27%	+3.53%	+4.47%	+4.44%

Class C (Est. Dec. 31, 1997)
Excluding sales charge	+6.60%	+3.99%	+4.31%	+3.98%
Including sales charge	+5.60%	+3.99%	+4.31%	+3.98%

Class R (Est. June 2, 2003)
Excluding sales charge	+7.15%	+4.51%	+4.83%	+5.50%
Including sales charge	+7.15%	+4.51%	+4.83%	+5.50%

Institutional Class (Est. Dec. 31, 1997)
Excluding sales charge	+7.66%	+5.02%	+5.35%	+5.02%
Including sales charge	+7.66%	+5.02%	+5.35%	+5.02%

Bloomberg Barclays US Aggregate Index	+0.44%	+2.34%	+4.27%	+5.04%*

*The benchmark lifetime return is for Institutional Class share comparison only and is calculated using the last business day in the month of the Fund’s Institutional Class inception date.

1Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 11. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible accounts.

Class A shares are sold with a maximum front-end sales charge of 5.75%, and have an annual distribution and service fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Class R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of 0.50% of average daily net assets.

This Fund is subject to the same risks as the underlying styles in which it invests.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

High yielding, non-investment-grade bonds (junk bonds) involve higher risk than investment grade bonds.

International investments entail risks not ordinarily associated with US investments including fluctuation in currency values, differences in accounting principles, or economic or political instability in other nations. Investing in emerging markets can be riskier than investing in established foreign markets due to increased volatility and lower trading volume.

If and when the Fund invests in forward foreign currency contracts or uses other investments to hedge against currency risks, the Fund will be subject to special risks, including counterparty risk.

The Fund may invest in derivatives, which may involve additional expenses and are subject to risk, including the risk that an underlying security or securities index moves in the opposite direction from what the portfolio manager anticipated. A derivatives transaction depends upon the counterparties’ ability to fulfill their contractual obligations.

Risk controls and asset allocation models do not promise any level of performance or guarantee against loss of principal.

Narrowly focused investments may exhibit higher volatility than investments in multiple industry sectors.

REIT investments are subject to many of the risks associated with direct real estate ownership, including changes in economic conditions, credit risk, and interest rate fluctuations.

The Fund may experience portfolio turnover in excess of 100%, which could result in higher transaction costs and tax liability.

Interest payments on inflation-indexed debt securities will vary as the principal and/or interest is adjusted for inflation.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) from exceeding 0.90% of the Fund’s average daily net assets during the period from April 1, 2016 through March 31, 2017.* Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class C	Class R	Institutional Class
Total annual operating expenses (without fee waivers)	1.36%	2.11%	1.61%	1.11%
Net expenses (including fee waivers, if any)	1.15%	1.90%	1.40%	0.90%
Type of waiver	Contractual	Contractual	Contractual	Contractual

*The aggregate contractual waiver period covering this report is from Jan. 29, 2015 through July 29, 2017.

(continues)	11

Performance summaries

Delaware Foundation® Conservative Allocation Fund

Performance of a $10,000 investment1

Average annual total returns from March 31, 2007, through March 31, 2017

	Starting value (March 31, 2007)	Ending value (March 31, 2017)
Delaware Foundation® Conservative Allocation Fund — Institutional Class shares	$10,000	$16,840
Delaware Foundation Conservative Allocation Fund — Class A shares	$9,425	$15,481
Bloomberg Barclays US Aggregate Index	$10,000	$15,197

1The “Performance of a $10,000 investment” graph assumes $10,000 invested in Institutional Class and Class A shares of the Fund on March 31, 2007, and includes the effect of a 5.75% front-end sales charge (for Class A shares) and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 11. Please note additional details on pages 10 through 12.

The graph also assumes $10,000 invested in the Bloomberg Barclays US Aggregate Index as of March 31, 2007. The Bloomberg Barclays US Aggregate Index (formerly known as the Barclays US Aggregate Index) is a broad composite that tracks the investment grade domestic bond market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

Stock symbols and CUSIP numbers

	Nasdaq symbols	CUSIPs
Class A	DFIAX	245918107
Class C	DFICX	245918305
Class R	DFIRX	245918818
Institutional Class	DFIIX	245918404

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Disclosure of Fund expenses

For the six-month period from October 1, 2016 to March 31, 2017 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Oct. 1, 2016 to March 31, 2017.

Actual Expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Delaware Foundation® Growth Allocation Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 10/1/16	Ending Account Value 3/31/17	Annualized Expense Ratio	Expenses Paid During Period 10/1/16 to 3/31/17*
Actual Fund return†
Class A	$1,000.00	$1,046.60	1.15%	$5.87
Class C	1,000.00	1,042.20	1.90%	9.67
Class R	1,000.00	1,046.10	1.40%	7.14
Institutional Class	1,000.00	1,048.20	0.90%	4.60
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.20	1.15%	$5.79
Class C	1,000.00	1,015.46	1.90%	9.55
Class R	1,000.00	1,017.95	1.40%	7.04
Institutional Class	1,000.00	1,020.44	0.90%	4.53

Delaware Foundation Moderate Allocation Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 10/1/16	Ending Account Value 3/31/17	Annualized Expense Ratio	Expenses Paid During Period 10/1/16 to 3/31/17*
Actual Fund return†
Class A	$1,000.00	$1,037.50	1.14%	$5.79
Class C	1,000.00	1,032.60	1.90%	9.63
Class R	1,000.00	1,035.40	1.40%	7.10
Institutional Class	1,000.00	1,037.70	0.90%	4.57
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.25	1.14%	$5.74
Class C	1,000.00	1,015.46	1.90%	9.55
Class R	1,000.00	1,017.95	1.40%	7.04
Institutional Class	1,000.00	1,020.44	0.90%	4.53

14

Delaware Foundation® Conservative Allocation Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 10/1/16	Ending Account Value 3/31/17	Annualized Expense Ratio	Expenses Paid During Period 10/1/16 to 3/31/17*
Actual Fund return†
Class A	$1,000.00	$1,027.20	1.15%	$5.81
Class C	1,000.00	1,023.40	1.90%	9.58
Class R	1,000.00	1,026.00	1.40%	7.07
Institutional Class	1,000.00	1,028.40	0.90%	4.55
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.20	1.15%	$5.79
Class C	1,000.00	1,015.46	1.90%	9.55
Class R	1,000.00	1,017.95	1.40%	7.04
Institutional Class	1,000.00	1,020.44	0.90%	4.53

*“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

15

Security type / sector allocations, top 10 equity

holdings and country allocations

Delaware Foundation® Growth Allocation Fund

As of March 31, 2017 (Unaudited)

Sector, country, and region designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets
Common Stock	70.61%
U.S. Markets	38.31%
Consumer Discretionary	2.86%
Consumer Staples	2.05%
Energy	2.47%
Financials	4.87%
Healthcare	5.76%
Industrials	3.85%
Information Technology	7.43%
Materials	1.15%
Real Estate	6.30%
Telecommunication Services	1.00%
Utilities	0.57%
Developed Markets	22.97%
Consumer Discretionary	3.91%
Consumer Staples	3.41%
Energy	0.68%
Financials	2.85%
Healthcare	3.14%
Industrials	4.70%
Information Technology	1.55%
Materials	1.36%
Real Estate	0.18%
Telecommunication Services	1.03%
Utilities	0.16%
Emerging Markets	9.33%
Consumer Discretionary	0.77%
Consumer Staples	1.28%
Energy	1.39%
Financials	1.19%
Healthcare	0.06%
Industrials	0.15%
Information Technology	2.59%
Materials	0.42%
Real Estate	0.14%
Telecommunication Services	1.34%
Utilities	0.00%
Exchange-Traded Funds	2.90%
Agency Collateralized Mortgage Obligations	4.44%
Agency Commercial Mortgage-Backed Securities	0.25%

Security type / sector	Percentage of net assets
Agency Mortgage-Backed Securities	4.01%
Collateralized Debt Obligations	0.31%
Convertible Bond	0.06%
Corporate Bonds	11.08%
Banking	1.84%
Basic Industry	0.90%
Capital Goods	0.43%
Consumer Cyclical	0.77%
Consumer Non-Cyclical	1.17%
Energy	1.02%
Financials	0.35%
Insurance	0.62%
Media	0.33%
Real Estate	0.66%
Services	0.11%
Technology	0.39%
Telecommunications	0.55%
Transportation	0.38%
Utilities	1.56%
Loan Agreements	1.55%
Municipal Bonds	0.21%
Non-Agency Asset-Backed Securities	1.12%
Non-Agency Collateralized Mortgage Obligations	0.06%
Non-Agency Commercial Mortgage-Backed Securities	1.41%
Regional Bonds	0.05%
Sovereign Bonds	0.12%
Supranational Banks	0.06%
U.S. Treasury Obligations	1.28%
Preferred Stock	0.12%
Rights	0.01%
Short-Term Investments	1.51%
Total Value of Securities	101.16%
Liabilities Net of Receivables and Other Assets	(1.16%)
Total Net Assets	100.00%

16

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Reliance Industries GDR	0.65%
Novartis	0.61%
AT&T	0.59%
Microsoft	0.56%
Samsung Electronics	0.55%
ITOCHU	0.55%
Mitsubishi UFJ Financial Group	0.54%
Sanofi	0.53%
Vinci	0.52%
Chevron	0.51%
*Country / market	Percentage of net assets
Developed Markets	24.63%
Australia	1.13%
Austria	0.06%
Belgium	0.15%
Canada	1.14%
Cayman Islands	0.46%
Denmark	0.48%
Finland	0.11%
France	3.59%
Germany	1.61%
Hong Kong	1.04%
Ireland	0.21%
Israel	0.51%
Italy	0.35%
Japan	5.79%
Netherlands	1.48%

*Country / market	Percentage of net assets
New Zealand	0.08%
Norway	0.06%
Portugal	0.07%
Singapore	0.04%
Spain	0.18%
Sweden	0.92%
Switzerland	1.81%
United Kingdom	3.36%
Emerging Markets	9.47%
Argentina	0.16%
Brazil	1.30%
Chile	0.12%
China	2.05%
Colombia	0.03%
Hungary	0.04%
India	1.08%
Indonesia	0.11%
Malaysia	0.04%
Mexico	0.91%
Peru	0.05%
Republic of Korea	1.67%
Russia	0.74%
South Africa	0.12%
Taiwan	0.62%
Thailand	0.20%
Turkey	0.23%
Supranational	0.06%
U.S. Markets	65.49%
Total	99.65%

*Allocation includes all investments except for short-term investments.

(continues)	17

Security type / sector allocations, top 10 equity holdings and country allocations

Delaware Foundation® Moderate Allocation Fund

As of March 31, 2017 (Unaudited)

Sector, country, and region designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets
Common Stock	52.54%
U.S. Markets	28.57%
Consumer Discretionary	2.11%
Consumer Staples	1.54%
Energy	1.80%
Financials	3.64%
Healthcare	4.28%
Industrials	2.88%
Information Technology	5.50%
Materials	0.86%
Real Estate	4.79%
Telecommunication Services	0.75%
Utilities	0.42%
Developed Markets	17.25%
Consumer Discretionary	2.92%
Consumer Staples	2.57%
Energy	0.51%
Financials	2.15%
Healthcare	2.39%
Industrials	3.52%
Information Technology	1.15%
Materials	1.03%
Real Estate	0.13%
Telecommunication Services	0.76%
Utilities	0.12%
Emerging Markets	6.72%
Consumer Discretionary	0.54%
Consumer Staples	0.92%
Energy	0.97%
Financials	0.85%
Healthcare	0.04%
Industrials	0.11%
Information Technology	1.93%
Materials	0.31%
Real Estate	0.09%
Telecommunication Services	0.96%
Exchange-Traded Funds	2.38%
Agency Asset-Backed Securities	0.02%
Agency Collateralized Mortgage Obligations	7.22%
Agency Commercial Mortgage-Backed Securities	0.41%
Agency Mortgage-Backed Securities	6.45%

Security type / sector	Percentage of net assets
Collateralized Debt Obligations	1.04%
Convertible Bond	0.09%
Corporate Bonds	22.17%
Banking	5.15%
Basic Industry	1.53%
Capital Goods	0.98%
Consumer Cyclical	1.41%
Consumer Non-Cyclical	1.92%
Energy	2.07%
Financials	0.76%
Insurance	0.77%
Media	0.67%
Real Estate	0.94%
Services	0.14%
Technology	0.66%
Telecommunications	1.33%
Transportation	0.68%
Utilities	3.16%
Loan Agreements	1.01%
Municipal Bonds	0.36%
Non-Agency Asset-Backed Securities	1.96%
Non-Agency Collateralized Mortgage Obligations	0.46%
Non-Agency Commercial Mortgage-Backed Securities	2.01%
Regional Bonds	0.16%
Sovereign Bonds	0.60%
Supranational Banks	0.08%
U.S. Treasury Obligations	0.65%
Preferred Stock	0.36%
Rights	0.01%
Short-Term Investments	1.73%
Total Value of Securities	101.71%
Liabilities Net of Receivables and Other Assets	(1.71%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Novartis	0.47%
Reliance Industries GDR	0.45%
AT&T	0.44%
Equity Residential	0.42%
ITOCHU	0.42%
Microsoft	0.41%
Samsung Electronics	0.41%
Mitsubishi UFJ Financial Group	0.40%
Sanofi	0.40%
Vinci	0.38%
*Country / market	Percentage of net assets
Developed Markets	23.27%
Australia	1.10%
Austria	0.05%
Belgium	0.11%
Bermuda	0.14%
Canada	1.26%
Cayman Islands	1.19%
Denmark	0.36%
Finland	0.08%
France	2.79%
Germany	1.28%
Guernsey	0.12%
Hong Kong	0.77%
Ireland	0.35%
Israel	0.39%
Italy	0.34%
Japan	4.34%
Jersey	0.07%
Luxembourg	0.12%
Netherlands	2.17%
New Zealand	0.09%
Norway	0.04%

*Country / market	Percentage of net assets
Portugal	0.06%
Singapore	0.03%
Spain	0.14%
Sweden	0.77%
Switzerland	1.72%
United Kingdom	3.39%
Emerging Markets	8.77%
Argentina	0.43%
Barbados	0.08%
Brazil	1.03%
Chile	0.32%
China	1.60%
Colombia	0.11%
Costa Rica	0.08%
Curacao	0.04%
Hungary	0.05%
India	0.82%
Indonesia	0.24%
Jamaica	0.06%
Malaysia	0.03%
Mexico	0.87%
Morocco	0.07%
Panama	0.08%
Peru	0.12%
Republic of Korea	1.26%
Russia	0.51%
Saudi Arabia	0.07%
South Africa	0.08%
Sri Lanka	0.07%
Taiwan	0.46%
Thailand	0.13%
Turkey	0.16%
Supranational	0.08%
U.S. Markets	67.86%
Total	99.98%

*Allocation includes all investments except for short-term investments.

(continues)	19

Security type / sector allocations, top 10 equity holdings and country allocations

Delaware Foundation® Conservative Allocation Fund

As of March 31, 2017 (Unaudited)

Sector, country, and region designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets
Common Stock	35.97%
U.S. Markets	19.20%
Consumer Discretionary	1.42%
Consumer Staples	1.02%
Energy	1.24%
Financials	2.48%
Healthcare	2.87%
Industrials	1.94%
Information Technology	3.72%
Materials	0.58%
Real Estate	3.14%
Telecommunication Services	0.50%
Utilities	0.29%
Developed Markets	11.88%
Consumer Discretionary	2.04%
Consumer Staples	1.77%
Energy	0.34%
Financials	1.45%
Healthcare	1.66%
Industrials	2.42%
Information Technology	0.80%
Materials	0.71%
Real Estate	0.09%
Telecommunication Services	0.52%
Utilities	0.08%
Emerging Markets	4.89%
Consumer Discretionary	0.40%
Consumer Staples	0.69%
Energy	0.71%
Financials	0.63%
Healthcare	0.03%
Industrials	0.08%
Information Technology	1.36%
Materials	0.22%
Real Estate	0.07%
Telecommunication Services	0.70%
Exchange-Traded Funds	1.26%
Agency Collateralized Mortgage Obligations	10.49%
Agency Commercial Mortgage-Backed Securities	0.68%
Agency Mortgage-Backed Securities	9.58%
Collateralized Debt Obligations	1.79%

Security type / sector	Percentage of net assets
Convertible Bond	0.13%
Corporate Bonds	30.07%
Banking	5.97%
Basic Industry	2.49%
Capital Goods	1.16%
Consumer Cyclical	1.85%
Consumer Non-Cyclical	2.69%
Energy	2.59%
Financials	1.27%
Insurance	1.01%
Media	0.71%
Real Estate	1.60%
Services	0.23%
Technology	0.73%
Telecommunications	2.33%
Transportation	0.74%
Utilities	4.70%
Loan Agreements	1.56%
Municipal Bonds	0.47%
Non-Agency Asset-Backed Securities	3.40%
Non-Agency Collateralized Mortgage Obligations	1.35%
Non-Agency Commercial Mortgage-Backed Securities	3.32%
Regional Bond	0.07%
Sovereign Bonds	0.36%
Supranational Banks	0.15%
U.S. Treasury Obligations	1.46%
Preferred Stock	0.71%
Rights	0.01%
Short-Term Investments	0.64%
Total Value of Securities	103.47%
Liabilities Net of Receivables and Other Assets	(3.47%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Reliance Industries GDR	0.33%
Novartis	0.32%
AT&T	0.29%
Samsung Electronics	0.29%
Equity Residential	0.28%
Microsoft	0.28%
Mitsubishi UFJ Financial Group	0.27%
Sanofi	0.27%
Vinci	0.26%
ITOCHU	0.26%
*Country / market	Percentage of net assets
Developed Markets	19.42%
Australia	0.83%
Austria	0.03%
Belgium	0.08%
Canada	1.37%
Cayman Islands	1.95%
Denmark	0.25%
Finland	0.06%
France	1.84%
Germany	0.94%
Guernsey	0.32%
Hong Kong	0.54%
Ireland	0.45%
Israel	0.27%
Italy	0.46%
Japan	2.99%
Jersey	0.25%
Luxembourg	0.40%

*Country / market	Percentage of net assets
Netherlands	1.73%
New Zealand	0.11%
Norway	0.03%
Portugal	0.09%
Singapore	0.02%
Spain	0.10%
Sweden	0.47%
Switzerland	1.22%
United Kingdom	2.62%
Emerging Markets	6.40%
Argentina	0.15%
Brazil	0.75%
Chile	0.09%
China	1.07%
Colombia	0.03%
Hungary	0.08%
India	0.80%
Indonesia	0.06%
Jamaica	0.21%
Malaysia	0.02%
Mexico	0.97%
Morocco	0.24%
Peru	0.05%
Republic of Korea	0.89%
Russia	0.38%
South Africa	0.07%
Taiwan	0.33%
Thailand	0.09%
Turkey	0.12%
Supranational	0.15%
U.S. Markets	76.86%
Total	102.83%

*Allocation includes all investments except for short-term investments.

21

Schedules of investments

Delaware Foundation® Growth Allocation Fund

March 31, 2017

	Number of shares	Value (U.S. $)

Common Stock – 70.61%

U.S. Markets – 38.31%
Consumer Discretionary – 2.86%
Amazon.com †	90	$79,789
Aramark	990	36,501
BorgWarner	990	41,372
Cheesecake Factory	530	33,581
Chuy’s Holdings †	560	16,688
Cinemark Holdings	1,090	48,331
Comcast Class A	1,940	72,925
Del Frisco’s Restaurant Group †	2,045	36,912
Dollar General	987	68,824
Fiesta Restaurant Group †	610	14,762
Five Below †	815	35,298
Ford Motor	3,720	43,301
Home Depot	600	88,098
Jack in the Box	550	55,946
Liberty Global Class A †	736	26,400
Liberty Global Class C †	2,762	96,780
Liberty Interactive Corp. QVC Group Class A †	6,834	136,817
Lowe’s	2,900	238,409
Malibu Boats Class A †	1,900	42,655
National CineMedia	1,960	24,755
Newell Brands	1,356	63,963
NIKE Class B	800	44,584
Shutterfly †	665	32,113
Starbucks	1,210	70,652
Steven Madden †	1,377	53,083
Tenneco	840	52,433
Tractor Supply	490	33,795
TripAdvisor †	2,150	92,794
Walt Disney	1,200	136,068

		1,817,629

Consumer Staples – 2.05%
Archer-Daniels-Midland	5,100	234,804
Casey’s General Stores	340	38,165
CVS Health	3,700	290,450
General Mills	590	34,816
J&J Snack Foods	317	42,973
Kimberly-Clark	250	32,907
Kraft Heinz	2,533	230,022
Mondelez International	5,300	228,324
PepsiCo	470	52,574
Pinnacle Foods	600	34,722
Procter & Gamble	360	32,346
Walgreens Boots Alliance	573	47,588

		1,299,691

	Number of shares	Value (U.S. $)

Common Stock (continued)

U.S. Markets (continued)
Energy – 2.47%
Carrizo Oil & Gas †	1,250	$35,825
Chevron	3,000	322,110
ConocoPhillips	5,100	254,337
EOG Resources	480	46,824
Halliburton	5,550	273,115
Keane Group †	615	8,795
Marathon Oil	10,800	170,640
Occidental Petroleum	4,140	262,310
PDC Energy †	585	36,475
Pioneer Energy Services †	1,740	6,960
Pioneer Natural Resources	370	68,905
RSP Permian †	885	36,666
SRC Energy †	3,800	32,072
Superior Energy Services †	1,120	15,971

		1,571,005

Financials – 4.87%
Aflac	1,120	81,110
Allstate	2,900	236,321
American Equity Investment Life Holding	1,545	36,508
Bank of New York Mellon	4,900	231,427
BB&T	4,800	214,560
BlackRock	180	69,032
Bryn Mawr Bank	640	25,280
Capital One Financial	700	60,662
Cardinal Financial	1,310	39,221
Charles Schwab	2,478	101,127
Citigroup	1,590	95,114
City Holding	781	50,359
CoBiz Financial	1,705	28,644
East West Bancorp	340	17,547
Essent Group †	1,440	52,085
Evercore Partners Class A	480	37,392
First Bancorp (North Carolina)	615	18,013
Flushing Financial	705	18,943
Great Western Bancorp	1,200	50,892
Hope Bancorp	2,275	43,612
Houlihan Lokey	900	31,005
Independent Bank (Massachusetts)	455	29,575
Infinity Property & Casualty	390	37,245
Intercontinental Exchange	3,154	188,830
Invesco	1,830	56,053
JPMorgan Chase & Co.	1,710	150,206
KeyCorp	3,280	58,318

22

	Number of shares	Value (U.S. $)

Common Stock (continued)

U.S. Markets (continued)
Financials (continued)
Marsh & McLennan	3,200	$236,448
MGIC Investment †	7,215	73,088
Old National Bancorp	2,920	50,662
Primerica	715	58,773
Prosperity Bancshares	765	53,328
Prudential Financial	510	54,407
Raymond James Financial	630	48,044
Reinsurance Group of America	210	26,666
Selective Insurance Group	1,055	49,743
State Street	600	47,766
Sterling Bancorp	2,555	60,553
Stifel Financial †	825	41,407
Travelers	340	40,984
Umpqua Holdings	2,700	47,898
United Fire Group	350	14,970
Validus Holdings	540	30,451
Webster Financial	1,050	52,542
WSFS Financial	940	43,193

		3,090,004

Healthcare – 5.76%
Abbott Laboratories	6,390	283,780
AbbVie	440	28,670
Acorda Therapeutics †	810	17,010
Air Methods †	775	33,325
Alkermes †	430	25,155
Allergan	470	112,292
Biogen †	486	132,882
Brookdale Senior Living †	4,350	58,421
Cardinal Health	2,900	236,495
Catalent †	1,695	48,002
Celgene †	2,258	280,963
Cigna	450	65,921
CONMED	1,010	44,854
CryoLife †	1,767	29,421
DENTSPLY SIRONA	1,592	99,404
Edwards Lifesciences †	420	39,509
Eli Lilly & Co.	600	50,466
Exact Sciences †	860	20,313
Express Scripts Holding †	4,140	272,867
Gilead Sciences	710	48,223
HealthSouth	800	34,248
Johnson & Johnson	2,410	300,165
Ligand Pharmaceuticals Class B †	465	49,216
Medicines †	905	44,255
Merck & Co.	4,670	296,732

	Number of shares	Value (U.S. $)

Common Stock (continued)

U.S. Markets (continued)
Healthcare (continued)
Merit Medical Systems †	1,508	$43,581
Natera †	770	6,830
Pfizer	6,738	230,507
Prestige Brands Holdings †	766	42,559
Quest Diagnostics	2,400	235,656
Quidel †	1,785	40,412
Quintiles IMS Holdings †	1,497	120,553
Repligen †	725	25,520
Retrophin †	1,520	28,059
Spectrum Pharmaceuticals †	3,135	20,377
TESARO †	335	51,546
Thermo Fisher Scientific	350	53,760
Vanda Pharmaceuticals †	2,120	29,680
Vertex Pharmaceuticals †	310	33,899
Wright Medical Group †	1,250	38,900

		3,654,428

Industrials – 3.85%
AAON	1,555	54,969
ABM Industries	1,105	48,178
Applied Industrial Technologies	780	48,243
Barnes Group	1,230	63,148
Casella Waste Systems †	642	9,059
Columbus McKinnon	1,586	39,365
Continental Building Products †	2,140	52,430
Eaton	610	45,232
ESCO Technologies	1,025	59,553
Esterline Technologies †	225	19,361
Federal Signal	1,575	21,751
FedEx	567	110,650
General Electric	4,100	122,180
Granite Construction	985	49,437
Hawaiian Holdings †	220	10,219
Honeywell International	320	39,958
Kadant	985	58,460
KeyW Holding †	2,170	20,485
Kforce	1,600	38,000
KLX †	900	40,230
Lockheed Martin	160	42,816
MYR Group †	1,015	41,615
Nielsen Holdings	2,881	119,014
Northrop Grumman	1,000	237,840
On Assignment †	1,105	53,626
Parker-Hannifin	450	72,144
Raytheon	1,500	228,750

(continues)	23

Schedules of investments

Delaware Foundation® Growth Allocation Fund

	Number of shares	Value (U.S. $)

Common Stock (continued)

U.S. Markets (continued)
Industrials (continued)
Rockwell Collins	330	$32,063
Southwest Airlines	510	27,418
Swift Transportation †	1,415	29,064
Tetra Tech	1,095	44,731
TransUnion †	780	29,913
TriNet Group †	1,205	34,825
U.S. Ecology	795	37,246
Union Pacific	720	76,262
United Technologies	600	67,326
WageWorks †	536	38,753
Waste Management	3,200	233,344
XPO Logistics †	1,030	49,327

		2,446,985

Information Technology – 7.43%
Accenture Class A	460	55,145
Adobe Systems †	680	88,488
Alphabet Class A †	350	296,730
Alphabet Class C †	135	111,991
Analog Devices	410	33,599
Anixter International †	485	38,461
Apple	1,110	159,463
Broadcom	350	76,636
Brooks Automation	1,415	31,696
CA	7,274	230,731
Callidus Software †	2,255	48,144
Cisco Systems	8,270	279,526
Convergys	1,825	38,599
eBay †	4,880	163,822
Electronic Arts †	1,447	129,535
ExlService Holdings †	945	44,755
Facebook Class A †	2,042	290,066
GrubHub †	805	26,476
Guidewire Software †	240	13,519
II-VI †	660	23,793
Intel	8,840	318,859
Intuit	634	73,538
j2 Global	740	62,093
MACOM Technology Solutions Holdings †	845	40,813
Mastercard Class A	1,517	170,617
Maxim Integrated Products	880	39,565
MaxLinear Class A †	1,700	47,685
Microsemi †	1,175	60,548
Microsoft	5,445	358,608
NETGEAR †	675	33,446
Oracle	5,300	236,433

	Number of shares	Value (U.S. $)

Common Stock (continued)

U.S. Markets (continued)
Information Technology (continued)
PayPal Holdings †	4,823	$207,485
Plantronics	570	30,843
Proofpoint †	700	52,052
Q2 Holdings †	760	26,486
QUALCOMM	1,859	106,595
salesforce.com †	900	74,241
Semtech †	1,515	51,207
Silicon Laboratories †	445	32,730
SS&C Technologies Holdings	980	34,692
Symantec	4,002	122,781
Synaptics †	630	31,191
Tyler Technologies †	310	47,914
Visa Class A	2,408	213,999
Yahoo †	1,400	64,974

		4,720,570

Materials – 1.15%
Axalta Coating Systems †	1,720	55,384
Balchem	355	29,259
Boise Cascade †	1,145	30,571
Chemtura †	575	19,205
Eastman Chemical	690	55,752
EI du Pont de Nemours & Co.	2,900	232,957
Kaiser Aluminum	475	37,953
Minerals Technologies	830	63,578
Neenah Paper	670	50,049
Quaker Chemical	450	59,247
WestRock	908	47,243
Worthington Industries	1,060	47,795

		728,993

Real Estate – 6.30%
American Tower	760	92,370
Apartment Investment & Management	1,575	69,851
AvalonBay Communities	350	64,260
Boston Properties	600	79,446
Brandywine Realty Trust	3,475	56,399
Cousins Properties	4,225	34,941
Crown Castle International	1,803	170,293
DCT Industrial Trust	1,694	81,515
DDR	3,075	38,530
Douglas Emmett	1,825	70,080
EastGroup Properties	600	44,118
Empire State Realty Trust	750	15,480
EPR Properties	1,070	78,784
Equinix	230	92,085
Equity LifeStyle Properties	1,175	90,545

24

	Number of shares	Value (U.S. $)

Common Stock (continued)

U.S. Markets (continued)
Real Estate (continued)
Equity Residential	4,550	$283,101
Essex Property Trust	250	57,883
Extra Space Storage	1,050	78,109
Federal Realty Investment Trust	475	63,413
First Industrial Realty Trust	4,395	117,039
First Potomac Realty Trust	4,200	43,176
GGP	2,400	55,632
Gramercy Property Trust	1,858	48,865
Healthcare Realty Trust	1,275	41,437
Healthcare Trust of America Class A	2,237	70,376
Highwoods Properties	1,375	67,554
Host Hotels & Resorts	5,985	111,680
Kilroy Realty	875	63,070
Kimco Realty	2,350	51,911
Kite Realty Group Trust	2,160	46,440
LaSalle Hotel Properties	2,805	81,205
Lexington Realty Trust	3,325	33,183
Liberty Property Trust	1,550	59,753
Life Storage	510	41,881
LTC Properties	1,425	68,257
Macerich	800	51,520
Mack-Cali Realty	1,570	42,296
Mid-America Apartment Communities	748	76,102
National Retail Properties	2,805	122,354
Parkway	540	10,741
Pebblebrook Hotel Trust	2,665	77,845
Prologis	1,375	71,335
PS Business Parks	700	80,332
Public Storage	450	98,509
Ramco-Gershenson Properties Trust	6,090	85,382
Regency Centers	2,007	133,245
RLJ Lodging Trust	1,775	41,730
Sabra Health Care REIT	1,825	50,972
Simon Property Group	225	38,707
SL Green Realty	525	55,975
Spirit Realty Capital	4,675	47,358
Tanger Factory Outlet Centers	1,575	51,613
Taubman Centers	775	51,166
UDR	1,775	64,362
Urban Edge Properties	325	8,548
Ventas	850	55,284
Vornado Realty Trust	650	65,202

	Number of shares	Value (U.S. $)

Common Stock (continued)

U.S. Markets (continued)
Real Estate (continued)
Welltower	850	$60,197

		4,003,437

Telecommunication Services – 1.00%
AT&T	9,010	374,365
ATN International	475	33,449
Verizon Communications	4,700	229,125

		636,939

Utilities – 0.57%
Edison International	2,900	230,869
NorthWestern	860	50,482
South Jersey Industries	1,020	36,363
Spire	615	41,513

		359,227

Total U.S. Markets (cost $15,463,031)		24,328,908

Developed Markets – 22.97%§
Consumer Discretionary – 3.91%
Bandai Namco Holdings	1,300	38,884
Bayerische Motoren Werke	2,305	210,267
Cie Generale des Etablissements Michelin	310	37,651
Denso	1,300	57,182
Donaco International	51,000	15,391
Hennes & Mauritz Class B	1,450	37,056
Industria de Diseno Textil	1,580	55,690
Kering	704	182,087
LVMH Moet Hennessy Louis Vuitton	370	81,252
Next	485	26,251
Nitori Holdings	1,542	194,880
Oriental Land	700	40,134
Publicis Groupe	1,205	84,213
RTL Group	512	41,238
Sekisui Chemical	3,100	52,098
Sodexo	380	44,694
Stanley Electric	1,600	45,630
Sumitomo Rubber Industries	12,600	214,697
Techtronic Industries	49,500	200,318
Toyota Motor	4,886	265,169
USS	2,200	36,677
Valeo	2,206	146,920
Whitbread	760	37,688
WPP	2,600	57,072
Yue Yuen Industrial Holdings	71,500	281,069

		2,484,208

(continues)	25

Schedules of investments

Delaware Foundation® Growth Allocation Fund

	Number of shares	Value (U.S. $)

Common Stock (continued)

Developed Markets§ (continued)
Consumer Staples – 3.41%
Anheuser-Busch InBev	455	$49,947
Aryzta †	4,085	131,116
Asahi Group Holdings	1,000	37,798
British American Tobacco	2,015	133,803
Carlsberg Class B	2,105	194,393
Chocoladefabriken Lindt & Spruengli †	9	51,036
Coca-Cola Amatil	19,119	158,047
Coca-Cola European Partners	1,215	45,430
Danone	875	59,517
Diageo	1,830	52,356
FamilyMart UNY Holdings	600	35,785
Imperial Brands	3,707	179,603
Japan Tobacco	7,000	227,486
Jeronimo Martins	2,450	43,831
Kao	1,000	54,828
Koninklijke Ahold Delhaize	2,485	53,179
L’Oreal	440	84,561
Nestle	2,535	194,494
Reckitt Benckiser Group	445	40,622
Suntory Beverage & Food	900	37,914
Svenska Cellulosa Class B	1,130	36,445
Tate & Lyle	3,700	35,440
Treasury Wine Estates	3,600	33,637
Unilever	960	47,384
Unilever CVA	1,290	64,088
WH Group 144A #	46,500	40,089
Woolworths	2,100	42,517

		2,165,346

Energy – 0.68%
Amec Foster Wheeler	5,550	36,958
Neste	650	25,351
Origin Energy †	6,500	35,010
Suncor Energy	4,800	147,373
TOTAL	3,726	188,470

		433,162

Financials – 2.85%
AIA Group	13,200	83,227
AXA	9,668	250,162
Banco Espirito Santo Class R =†	105,000	0
Bank Leumi Le-Israel †	10,950	48,364
Deutsche Bank †	1,200	20,675
ING Groep	14,766	223,211
Medibank Pvt	16,200	34,903

	Number of shares	Value (U.S. $)

Common Stock (continued)

Developed Markets§ (continued)
Financials (continued)
Mitsubishi UFJ Financial Group	54,114	$340,102
Nordea Bank	26,201	299,126
Prudential	3,850	81,327
Sony Financial Holdings	2,300	36,959
Standard Chartered †	23,051	220,359
UniCredit	11,287	173,992

		1,812,407

Healthcare – 3.14%
Actelion †	205	57,756
Astellas Pharma	4,600	60,573
Bayer	625	72,042
Fresenius SE & Co.	740	59,468
GlaxoSmithKline	2,450	50,940
ICON †	525	41,853
Indivior	9,200	37,127
Lonza Group †	220	41,599
Merck	445	50,701
Miraca Holdings	1,000	45,989
Novartis	5,201	386,057
Novo Nordisk Class B	1,100	37,778
Orion Class B	870	45,357
Ramsay Health Care	810	43,251
Roche Holding	710	181,319
Sanofi	3,711	335,002
Shire	3,286	191,895
Smith & Nephew	2,750	41,897
Sumitomo Dainippon Pharma	2,500	41,274
Teva Pharmaceutical Industries ADR	5,300	170,077

		1,991,955

Industrials – 4.70%
ABB	2,220	51,929
ANDRITZ	770	38,513
Aurizon Holdings	10,200	40,912
Deutsche Lufthansa	3,150	51,078
Deutsche Post	8,059	276,018
East Japan Railway	3,003	261,485
Elbit Systems	300	34,335
Fraport Frankfurt Airport Services Worldwide	720	50,948
Fuji Electric	8,000	47,498
ITOCHU	24,673	350,160
Japan Airlines	1,400	44,340
JTEKT	2,500	38,826
Koninklijke Philips	9,486	304,905

26

	Number of shares	Value (U.S. $)

Common Stock (continued)

Developed Markets§ (continued)
Industrials (continued)
Legrand	860	$51,854
Leonardo †	3,459	49,041
Meggitt	25,896	144,478
MINEBEA MITSUMI	12,800	170,736
Mitsubishi Electric	3,000	43,034
Mitsubishi Heavy Industries	11,000	44,126
Rexel	5,413	98,283
Rolls-Royce Holdings †	4,550	42,983
Safran	610	45,572
Securitas Class B	2,200	34,372
Singapore Airlines	3,900	28,075
Teleperformance	1,837	198,421
Vestas Wind Systems	485	39,434
Vinci	4,174	330,845
Wolters Kluwer	950	39,489
Yamato Holdings	1,600	33,522

		2,985,212

Information Technology – 1.55%
Amadeus IT Group	1,210	61,392
ASM Pacific Technology	4,300	58,484
ASML Holding (New York Shares) †	437	58,034
Atos	500	61,848
Brother Industries	2,400	50,121
CGI Group Class A †	3,646	174,699
Infineon Technologies	2,300	46,975
InterXion Holding †	750	29,670
Nice	570	38,299
Omron	1,300	57,042
Playtech	15,871	185,127
SAP	690	67,706
Seiko Epson	2,600	54,742
Trend Micro	900	40,016

		984,155

Materials – 1.36%
Alamos Gold	9,480	76,134
Amcor	3,550	40,846
Anglo American †	2,900	44,309
Anglo American ADR †	2,700	20,547
BHP Billiton	2,500	38,652
Boral	7,700	34,356
Chr Hansen Holding	540	34,660
Covestro 144A #	520	40,030
Daicel	3,400	40,954
EMS-Chemie Holding	95	55,341
Fletcher Building	5,300	30,911

	Number of shares	Value (U.S. $)

Common Stock (continued)

Developed Markets§ (continued)
Materials (continued)
Johnson Matthey	950	$36,660
Kuraray	2,900	43,970
Rio Tinto	3,739	150,352
Shin-Etsu Chemical	700	60,638
South32	18,800	39,642
Umicore	740	42,156
Yamana Gold	12,748	35,181

		865,339

Real Estate – 0.18%
Azrieli Group †	580	30,773
Daito Trust Construction	300	41,215
Westfield	5,800	39,349

		111,337

Telecommunication Services – 1.03%
KDDI	2,300	60,366
Nippon Telegraph & Telephone	6,712	286,494
Tele2 Class B	18,624	177,809
Telenor	2,100	34,950
Telstra	12,400	44,147
Vodafone Group	17,900	46,670

		650,436

Utilities – 0.16%
National Grid	4,377	55,580
Tokyo Gas	10,000	45,504

		101,084

Total Developed Markets (cost $11,753,558)		14,584,641

Emerging Markets X – 9.33%
Consumer Discretionary – 0.77%
Arcos Dorados Holdings Class A †	6,300	50,715
Astra International	106,600	68,997
B2W Cia Digital †	27,799	109,665
Ctrip.com International ADR †	1,500	73,725
Grupo Televisa ADR	4,200	108,948
Hyundai Motor	213	29,999
Woolworths Holdings	8,164	42,541

		484,590

Consumer Staples – 1.28%
Anadolu Efes Biracilik Ve Malt Sanayii	5,235	28,534
BRF ADR	4,000	49,000
China Mengniu Dairy	25,000	51,792

(continues)	27

Schedules of investments

Delaware Foundation® Growth Allocation Fund

	Number of shares	Value (U.S. $)

Common Stock (continued)

Emerging Markets X (continued)
Consumer Staples (continued)
Cia Brasileira de Distribuicao ADR	2,500	$48,000
Cia Cervecerias Unidas ADR	1,700	42,959
Coca-Cola Femsa ADR	1,719	123,252
Fomento Economico Mexicano ADR	875	77,455
JBS	4,700	15,403
Lotte Chilsung Beverage	43	54,408
Lotte Confectionery	427	73,311
Tingyi Cayman Islands Holding	48,245	60,589
Uni-President China Holdings	103,200	72,638
Wal-Mart de Mexico	14,915	34,415
X5 Retail Group GDR †	2,467	83,015

		814,771

Energy – 1.39%
Cairn India	8,958	42,193
China Petroleum & Chemical	64,000	51,882
Gazprom PJSC ADR	17,508	78,261
Lukoil PJSC ADR	1,600	84,896
Petroleo Brasileiro ADR †	8,475	82,123
PTT	6,568	73,971
Reliance Industries GDR 144A #	10,171	409,891
Rosneft Oil PJSC GDR	10,465	59,546

		882,763

Financials – 1.19%
Akbank	36,546	85,773
Banco Bradesco ADR	7,100	72,704
Bangkok Bank	9,573	50,564
Grupo Financiero Banorte	6,600	37,981
Grupo Financiero Santander Mexico Class B ADR	6,200	55,986
ICICI Bank ADR	11,700	100,620
Industrial & Commercial Bank of China	36,000	23,532
Itau Unibanco Holding ADR	7,810	94,267
KB Financial Group ADR	1,493	65,647
Samsung Life Insurance	858	83,245
Sberbank of Russia PJSC =	30,743	87,295

		757,614

Healthcare – 0.06%
Hypermarcas	3,900	36,127

		36,127

	Number of shares	Value (U.S. $)

Common Stock (continued)

Emerging Markets X (continued)
Industrials – 0.15%
Gol Linhas Aereas Inteligentes ADR †	850	$22,525
KCC	184	58,246
Rumo †	1,723	4,711
Santos Brasil Participacoes †	12,500	9,064
ZTO Express Cayman ADR †	142	1,859

		96,405

Information Technology – 2.59%
Alibaba Group Holding ADR †	1,690	182,233
Baidu ADR †	940	162,169
Hon Hai Precision Industry	24,859	74,554
MediaTek	13,000	92,115
Samsung Electronics	191	351,838
Samsung SDI	351	43,314
SINA †	1,600	115,392
Sohu.com †	3,200	125,856
Taiwan Semiconductor Manufacturing	20,074	125,039
Taiwan Semiconductor Manufacturing ADR	3,100	101,804
Tencent Holdings	7,700	220,750
Weibo ADR †	160	8,349
WNS Holdings ADR †	1,380	39,482

		1,642,895

Materials – 0.42%
Braskem ADR	2,200	44,770
Cemex ADR †	6,137	55,663
Cemex Latam Holdings †	3,446	12,705
Cia de Minas Buenaventura ADR	1,900	22,876
Impala Platinum Holdings †	1,930	6,505
Sociedad Quimica y Minera de Chile ADR	900	30,933
UltraTech Cement	1,533	94,073

		267,525

Real Estate – 0.14%
Etalon Group GDR 144A #=	6,500	24,570
IRSA Inversiones y Representaciones ADR †	1,500	36,765
UEM Sunrise	92,458	26,533

		87,868

Telecommunication Services – 1.34%
America Movil Class L ADR	5,742	81,364
China Mobile	12,268	134,259
China Mobile ADR	350	19,331

28

	Number of shares	Value (U.S. $)

Common Stock (continued)

Emerging Markets X (continued)
Telecommunication Services (continued)
LG Uplus	2,972	$38,004
Mobile TeleSystems ADR	2,400	26,472
SK Telecom ADR	10,400	261,872
Telefonica Brasil ADR	5,880	87,318
TIM Participacoes ADR	7,200	115,056
Turkcell Iletisim Hizmetleri ADR †	3,950	32,706
VEON ADR	6,700	27,336
Vodacom Group	2,430	27,531

		851,249

Utilities – 0.00%
ENEL RUSSIA PJSC †	100	91

		91

Total Emerging Markets (cost $4,988,501)		5,921,898

Total Common Stock (cost $32,205,090)		44,835,447

Exchange-Traded Funds – 2.90%

iShares MSCI EAFE ETF	460	28,653
iShares MSCI EAFE Growth ETF	1,800	125,082
iShares Russell 1000 Growth ETF	11,680	1,329,184
Vanguard FTSE Developed Markets ETF	245	9,629
Vanguard Mega Cap Growth ETF	1,890	180,892
Vanguard Russell 1000 Growth ETF	1,420	165,714

Total Exchange-Traded Funds (cost $1,777,338)		1,839,154

	Principal amount°

Agency Collateralized Mortgage Obligations – 4.44%

Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	310	360
Series 2005-70 PA 5.50% 8/25/35	1,238	1,384
Series 2008-15 SB 5.618% 8/25/36 S●	22,303	4,234
Series 2010-41 PN 4.50% 4/25/40	20,000	21,580
Series 2010-43 HJ 5.50% 5/25/40	1,676	1,871

	Principal amount°	Value (U.S. $)

Agency Collateralized Mortgage Obligations (continued)

Fannie Mae REMICs
Series 2010-129 SM 5.018% 11/25/40 S●	16,775	$2,718
Series 2012-98 MI 3.00% 8/25/31 S	49,081	5,543
Series 2012-99 AI 3.50% 5/25/39 S	67,768	7,228
Series 2012-118 AI 3.50% 11/25/37 S	53,601	6,549
Series 2012-120 WI 3.00% 11/25/27 S	49,402	5,000
Series 2012-125 MI 3.50% 11/25/42 S	64,932	13,002
Series 2013-7 EI 3.00% 10/25/40 S	377,240	50,793
Series 2013-26 ID 3.00% 4/25/33 S	63,150	8,859
Series 2013-38 AI 3.00% 4/25/33 S	58,721	7,946
Series 2013-43 IX 4.00% 5/25/43 S	68,654	16,219
Series 2013-44 DI 3.00% 5/25/33 S	70,618	11,265
Series 2013-45 PI 3.00% 5/25/33 S	63,923	9,424
Series 2013-51 PI 3.00% 11/25/32 S	64,968	7,730
Series 2013-55 AI 3.00% 6/25/33 S	65,984	9,547
Series 2013-59 PY 2.50% 6/25/43	10,000	9,132
Series 2013-62 PY 2.50% 6/25/43	10,000	9,148
Series 2013-64 KI 3.00% 2/25/33 S	160,815	21,236
Series 2013-69 IJ 3.00% 7/25/33 S	62,762	9,126
Series 2013-71 ZA 3.50% 7/25/43	10,260	10,284
Series 2014-36 ZE 3.00% 6/25/44	14,152	12,925
Series 2015-40 GZ 3.50% 5/25/45	3,199	3,043
Series 2015-44 Z 3.00% 9/25/43	24,238	23,429
Series 2015-45 AI 3.00% 1/25/33 S	71,499	7,558
Series 2015-71 PI 4.00% 3/25/43 S	96,025	15,746
Series 2016-2 HI 3.00% 12/25/41 S	81,452	10,891

(continues)	29

Schedules of investments

Delaware Foundation® Growth Allocation Fund

	Principal amount°	Value (U.S. $)

Agency Collateralized Mortgage Obligations (continued)

Fannie Mae REMICs
Series 2016-17 BI 4.00% 2/25/43 S	283,431	$48,282
Series 2016-74 GS 5.018% 10/25/46 S●	418,313	103,035
Series 2016-80 BZ 3.00% 11/25/46	53,666	47,063
Series 2016-80 CZ 3.00% 11/25/46	46,578	40,844
Series 2016-80 JZ 3.00% 11/25/46	5,063	4,593
Series 2016-90 CI 3.00% 2/25/45 S	412,445	63,472
Series 2016-95 IO 3.00% 12/25/46 S	530,125	104,721
Series 2016-95 LZ 2.50% 12/25/46	25,209	20,487
Series 2016-95 US 5.018% 12/25/46 S●	538,129	118,049
Series 2017-16 YT 3.00% 7/25/46	10,000	9,791
Freddie Mac REMICs
Series 2512 PG 5.50% 10/15/22	15,247	16,520
Series 2708 ZD 5.50% 11/15/33	3,556	3,954
Series 4065 DE 3.00% 6/15/32	5,000	5,031
Series 4100 EI 3.00% 8/15/27 S	41,614	4,206
Series 4109 AI 3.00% 7/15/31 S	103,904	11,183
Series 4120 IK 3.00% 10/15/32 S	57,101	7,797
Series 4136 EZ 3.00% 11/15/42	5,478	5,384
Series 4146 IA 3.50% 12/15/32 S	57,831	9,107
Series 4184 GS 5.208% 3/15/43 S●	63,105	14,375
Series 4185 LI 3.00% 3/15/33 S	62,911	8,786
Series 4186 IE 3.00% 3/15/33 S	429,832	60,475
Series 4206 DZ 3.00% 5/15/33	11,295	11,008
Series 4223 HI 3.00% 4/15/30 S	111,457	8,788
Series 4342 CI 3.00% 11/15/33 S	64,294	8,329
Series 4366 DI 3.50% 5/15/33 S	74,170	10,101

	Principal amount°	Value (U.S. $)

Agency Collateralized Mortgage Obligations (continued)

Freddie Mac REMICs
Series 4433 DI 3.00% 8/15/32 S	221,239	$22,328
Series 4435 DY 3.00% 2/15/35	19,000	18,859
Series 4476 GI 3.00% 6/15/41 S	71,451	8,216
Series 4518 CI 3.50% 6/15/42 S	153,719	20,852
Series 4567 LI 4.00% 8/15/45 S	212,412	40,276
Series 4574 AI 3.00% 4/15/31 S	95,948	12,286
Series 4592 WT 5.50% 6/15/46	38,122	42,547
Series 4596 ZH 3.00% 11/15/45	240,341	240,084
Series 4614 HB 2.50% 9/15/46	10,000	8,940
Series 4623 LZ 2.50% 10/15/46	40,418	34,482
Series 4623 MW 2.50% 10/15/46	75,000	68,104
Series 4623 WI 4.00% 8/15/44 S	98,022	18,230
Series 4643 QI 3.50% 9/15/45 S	99,342	16,362
Series 4648 ND 3.00% 9/15/46	4,000	3,808
Series 4648 SA 5.088% 1/15/47 S●	538,655	123,124
Series 4657 NW 3.00% 4/15/45	4,000	3,953
Freddie Mac Strips
Series 299 S1 5.088% 1/15/43 S●	65,573	13,423
Series 326 S2 5.038% 3/15/44 S●	73,900	14,637
GNMA
Series 2010-113 KE 4.50% 9/20/40	50,000	54,489
Series 2012-136 MX 2.00% 11/20/42	80,000	72,539
Series 2013-113 AZ 3.00% 8/20/43	26,720	25,342
Series 2013-113 LY 3.00% 5/20/43	45,000	44,345
Series 2015-64 GZ 2.00% 5/20/45	10,373	8,436
Series 2015-133 AL 3.00% 5/20/45	25,000	24,425

30

	Principal amount°	Value (U.S. $)

Agency Collateralized Mortgage Obligations (continued)

GNMA
Series 2016-5 GL 3.00% 7/20/45	45,000	$43,870
Series 2016-101 QL 3.00% 7/20/46	117,000	110,638
Series 2016-108 YL 3.00% 8/20/46	570,000	535,361
Series 2016-134 MW 3.00% 10/20/46	106,000	105,520
Series 2016-135 Z 3.00%10/20/46	2,025	1,834
Series 2016-160 VZ 2.50%11/20/46	5,042	4,105
Series 2017-4 BW 3.00% 1/20/47	4,000	3,769
Series 2017-25 CZ 3.50% 2/20/47	5,015	5,001

Total Agency Collateralized Mortgage Obligations (cost $2,840,993)		2,819,336

Agency Commercial Mortgage-Backed Securities – 0.25%

Freddie Mac Multifamily Structured Pass Through Certificates
Series K037 A2 3.49% 1/25/24 ◆	20,000	21,190
Series KS03 A4 3.161% 5/25/25 ◆●	20,000	20,171
FREMF Mortgage Trust
Series 2011-K14 B 144A 5.167% 2/25/47 #●	10,000	10,930
Series 2012-K18 B 144A 4.256% 1/25/45 #●	10,000	10,581
Series 2012-K22 B 144A 3.686% 8/25/45 #●	15,000	15,418
Series 2012-K708 B 144A 3.752% 2/25/45 #●	10,000	10,220
Series 2013-K32 B 144A 3.538% 10/25/46 #●	35,000	34,983
Series 2013-K33 B 144A 3.502% 8/25/46 #●	10,000	9,939
Series 2013-K713 C 144A 3.166% 4/25/46 #●	25,000	25,064

Total Agency Commercial Mortgage-Backed Securities (cost $159,679)		158,496

Agency Mortgage-Backed Securities – 4.01%

Fannie Mae S.F. 30 yr
4.50% 5/1/39	14,927	16,100

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)

Fannie Mae S.F. 30 yr
4.50% 2/1/46	77,324	$83,134
5.00% 11/1/33	151	165
5.00% 8/1/35	579	633
5.00% 10/1/35	75,638	82,759
5.00% 10/1/36	237	259
5.00% 12/1/36	202	221
5.50% 4/1/34	276	309
5.50% 11/1/34	524	587
5.50% 2/1/35	478	535
5.50% 8/1/37	2,548	2,854
5.50% 1/1/38	26,458	29,585
5.50% 3/1/38	8,545	9,573
5.50% 12/1/38	192	214
5.50% 6/1/39	5,972	6,684
5.50% 7/1/40	4,976	5,567
5.50% 5/1/44	261,750	292,908
6.00% 3/1/34	1,428	1,634
6.00% 8/1/34	2,377	2,713
6.00% 11/1/34	57	64
6.00% 4/1/35	2,343	2,663
6.00% 6/1/35	28,110	32,014
6.00% 7/1/35	8,316	9,436
6.00% 12/1/35	11,558	13,134
6.00% 5/1/36	17,920	20,285
6.00% 6/1/36	41,921	48,521
6.00% 9/1/36	22,216	25,199
6.00% 12/1/36	579	659
6.00% 2/1/37	1,795	2,028
6.00% 5/1/37	38,476	43,615
6.00% 6/1/37	305	348
6.00% 7/1/37	239	270
6.00% 8/1/37	37,848	42,957
6.00% 9/1/37	22,313	25,237
6.00% 11/1/37	116	131
6.00% 3/1/38	56,142	64,003
6.00% 5/1/38	19,422	22,005
6.00% 7/1/38	27,038	30,550
6.00% 9/1/38	1,882	2,148
6.00% 10/1/38	508	574
6.00% 11/1/38	1,356	1,548
6.00% 1/1/39	2,491	2,812
6.00% 9/1/39	44,482	51,117
6.00% 10/1/39	29,593	33,876
6.00% 3/1/40	10,173	11,484
6.00% 7/1/40	4,129	4,662
6.00% 9/1/40	2,194	2,480
6.00% 11/1/40	774	887
6.00% 5/1/41	33,241	37,570

(continues)	31

Schedules of investments

Delaware Foundation® Growth Allocation Fund

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)

Fannie Mae S.F. 30 yr
6.00% 6/1/41	8,641	$9,762
6.00% 7/1/41	8,028	9,064
6.50% 3/1/40	15,238	17,241
Fannie Mae S.F. 30 yr TBA
4.50% 4/1/47	987,000	1,056,707
Freddie Mac ARM
2.553% 10/1/46 ●	14,853	14,918
Freddie Mac S.F. 30 yr
5.00% 5/1/41	17,740	19,542
5.00% 4/1/44	21,934	24,126
5.50% 3/1/34	668	751
5.50% 12/1/34	577	649
5.50% 11/1/36	810	901
5.50% 9/1/37	734	814
5.50% 12/1/37	98,032	109,969
5.50% 6/1/39	2,275	2,523
5.50% 3/1/40	2,142	2,375
5.50% 8/1/40	1,730	1,918
5.50% 6/1/41	29,786	33,254
6.00% 5/1/35	3,137	3,572
6.00% 2/1/36	1,283	1,461
6.00% 3/1/36	2,935	3,345
6.00% 8/1/38	10,055	11,524
6.00% 10/1/38	1,170	1,338
6.00% 3/1/40	29,530	33,336
6.00% 5/1/40	43,430	49,397
6.00% 7/1/40	4,253	4,821
6.50% 12/1/31	666	752
GNMA II S.F. 30 yr
5.50% 5/20/37	3,867	4,301
5.50% 4/20/40	3,498	3,824
6.00% 2/20/39	5,208	5,905
6.00% 10/20/39	6,941	7,753
6.00% 2/20/40	17,474	19,574
6.00% 4/20/46	7,017	7,853
6.50% 6/20/39	6,636	7,512
6.50% 10/20/39	4,781	5,396

Total Agency Mortgage-Backed Securities (cost $2,546,620)		2,544,889

Collateralized Debt Obligations – 0.31%

AMMC CLO
Series 2015-16A AR 144A 2.42% 4/14/29 #●	100,000	99,950

	Principal amount°		Value (U.S. $)

Collateralized Debt Obligations (continued)

JFIN CLO
Series 2017-1A A1 144A 2.324% 4/24/29 #●		100,000	$100,150

Total Collateralized Debt Obligations (cost $200,000)			200,100

Convertible Bond – 0.06%

Clearwire Communications 144A 8.25% exercise price $7.08, maturity date 12/1/40 #		35,000	36,356

Total Convertible Bond (cost $36,575)			36,356

Corporate Bonds – 11.08%

Banking – 1.84%
Bank Nederlandse Gemeenten 3.50% 7/19/27	AUD	4,000	3,035
Bank of America
3.124% 1/20/23 ●		75,000	75,372
3.248% 10/21/27		5,000	4,770
3.824% 1/20/28 ●		20,000	20,081
4.183% 11/25/27		15,000	15,083
Bank of New York Mellon
2.15% 2/24/20		5,000	5,022
2.20% 8/16/23		25,000	24,019
2.50% 4/15/21		30,000	30,093
3.442% 2/7/28 ●		25,000	25,219
4.625% 12/29/49 ●		20,000	19,250
BB&T 2.45% 1/15/20		25,000	25,262
Citigroup
1.80% 1/10/20 ●		85,000	85,319
3.75% 10/27/23	AUD	7,000	5,349
Citizens Financial Group
2.375% 7/28/21		10,000	9,870
4.30% 12/3/25		15,000	15,486
Fifth Third Bancorp
2.875% 7/27/20		5,000	5,068
Goldman Sachs Group
3.85% 1/26/27		10,000	10,064
5.15% 5/22/45		35,000	36,842
5.20% 12/17/19	NZD	4,000	2,911
Huntington Bancshares 2.30% 1/14/22		5,000	4,874
JPMorgan Chase & Co.
3.782% 2/1/28 ●		85,000	85,892
4.25% 11/2/18	NZD	15,000	10,674
4.25% 10/1/27		20,000	20,568
KeyCorp 5.00% 12/29/49 ●		105,000	104,213

32

	Principal amount°		Value (U.S. $)

Corporate Bonds (continued)

Banking (continued)
Landwirtschaftliche Rentenbank 5.375% 4/23/24	NZD	40,000	$30,631
Morgan Stanley
2.625% 11/17/21		30,000	29,795
3.625% 1/20/27		15,000	14,914
3.95% 4/23/27		25,000	24,805
5.00% 9/30/21	AUD	9,000	7,346
PNC Financial Services Group
5.00% 12/29/49 ●		20,000	19,950
Royal Bank of Canada 2.75% 2/1/22 30,000			30,292
Santander UK Group Holdings
2.875% 10/16/20		35,000	35,106
3.125% 1/8/21		10,000	10,062
State Street
2.55% 8/18/20		15,000	15,207
3.10% 5/15/23		10,000	10,079
3.55% 8/18/25		15,000	15,430
SunTrust Banks 2.70% 1/27/22 25,000			24,924
Toronto-Dominion Bank
2.125% 4/7/21		40,000	39,665
2.50% 12/14/20		15,000	15,131
3.625% 9/15/31 ●		20,000	19,618
U.S. Bancorp
2.625% 1/24/22		10,000	10,043
3.10% 4/27/26		10,000	9,829
3.60% 9/11/24		10,000	10,307
USB Capital IX
3.50% 10/29/49 ●		55,000	46,819
Wells Fargo & Co.
3.00% 7/27/21	AUD	7,000	5,269
3.069% 1/24/23		90,000	90,446
Zions Bancorporation
4.50% 6/13/23		10,000	10,379

			1,170,383

Basic Industry – 0.90%
Boise Cascade 144A 5.625% 9/1/24 #		20,000	20,400
Builders FirstSource 144A 5.625% 9/1/24 #		20,000	20,375
CF Industries 6.875% 5/1/18		25,000	26,125
Cliffs Natural Resources 144A 5.75% 3/1/25 #		5,000	4,863
Dow Chemical 8.55% 5/15/19		78,000	88,458
Freeport-McMoRan 144A 6.875% 2/15/23 #		30,000	31,125

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Basic Industry (continued)
General Electric
2.10% 12/11/19	10,000	$10,097
4.25% 1/17/18	NZD 10,000	7,096
5.55% 5/4/20	10,000	11,066
6.00% 8/7/19	19,000	20,875
Georgia-Pacific 8.00% 1/15/24	40,000	51,310
International Paper 4.40% 8/15/47	30,000	28,427
INVISTA Finance 144A 4.25% 10/15/19 #	20,000	20,650
Koppers 144A 6.00% 2/15/25 #	15,000	15,525
LYB International Finance II 3.50% 3/2/27	30,000	29,499
Novelis 144A 5.875% 9/30/26 #	10,000	10,225
Olin 5.125% 9/15/27	10,000	10,194
PolyOne 5.25% 3/15/23	13,000	13,163
Potash Corp. of Saskatchewan 4.00% 12/15/26	15,000	15,385
PulteGroup 5.00% 1/15/27	15,000	15,056
Southern Copper 5.875% 4/23/45	10,000	10,469
Standard Industries 144A 5.00% 2/15/27 #	40,000	39,300
US Concrete 144A 6.375% 6/1/24 #	10,000	10,400
Vale Overseas 6.25% 8/10/26	25,000	27,219
Westlake Chemical 144A 5.00% 8/15/46 #	10,000	10,305
WR Grace & Co. 144A 5.625% 10/1/24 #	21,000	22,207

		569,814

Capital Goods – 0.43%
Ball 5.25% 7/1/25	20,000	21,250
CCL Industries 144A 3.25% 10/1/26 #	10,000	9,589
Crane
2.75% 12/15/18	5,000	5,082
4.45% 12/15/23	15,000	15,759
Crown Americas 144A 4.25% 9/30/26 #	8,000	7,715
Fortune Brands Home & Security 3.00% 6/15/20	10,000	10,128
KLX 144A 5.875% 12/1/22 #	10,000	10,350
Lennox International 3.00% 11/15/23	55,000	54,127

(continues)	33

Schedules of investments

Delaware Foundation® Growth Allocation Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Capital Goods (continued)
Masco 3.50% 4/1/21	20,000	$20,452
Owens-Brockway Glass Container 144A 5.875% 8/15/23 #	15,000	15,900
Rockwell Collins 3.20% 3/15/24	15,000	14,990
Roper Technologies 2.80% 12/15/21	10,000	10,021
United Technologies 3.75% 11/1/46	15,000	14,115
Waste Management 2.40% 5/15/23	65,000	63,915

		273,393

Consumer Cyclical – 0.77%
Albertsons 144A 6.625% 6/15/24 #	10,000	10,250
BMW US Capital 144A 3.30% 4/6/27 #	20,000	19,949
Boyd Gaming 6.375% 4/1/26	15,000	16,087
Dollar General 3.875% 4/15/27	30,000	30,081
General Motors Financial
3.45% 4/10/22	45,000	45,271
3.70% 5/9/23	5,000	5,044
GLP Capital 5.375% 4/15/26	25,000	25,875
Goodyear Tire & Rubber 5.00% 5/31/26	15,000	15,413
Hanesbrands 144A 4.875% 5/15/26 #	20,000	19,750
Hilton Worldwide Finance 144A 4.875% 4/1/27 #	15,000	15,187
Hyundai Capital America
144A 2.55% 2/6/19 #	20,000	20,111
144A 3.00% 3/18/21 #	5,000	5,021
KFC Holding
144A 5.00% 6/1/24 #	6,000	6,143
144A 5.25% 6/1/26 #	8,000	8,160
Levi Strauss & Co. 5.00% 5/1/25	30,000	30,906
Live Nation Entertainment 144A 4.875% 11/1/24 #	15,000	15,037
Lowe’s 3.70% 4/15/46	25,000	23,263
Marriott International
3.75% 3/15/25	10,000	10,179
4.50% 10/1/34	5,000	5,081
MGM Resorts International 4.625% 9/1/26	10,000	9,750

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Consumer Cyclical (continued)
Penn National Gaming 144A 5.625% 1/15/27 #	35,000	$34,825
Scientific Games International 144A 7.00% 1/1/22 #	20,000	21,425
Target 3.625% 4/15/46	20,000	18,092
Toyota Motor Credit 2.80% 7/13/22	20,000	20,153
Walgreens Boots Alliance
3.10% 6/1/23	40,000	39,995
3.45% 6/1/26	10,000	9,767
Wyndham Worldwide 4.15% 4/1/24	10,000	10,098

		490,913

Consumer Non-Cyclical – 1.17%
Abbott Laboratories 2.90% 11/30/21	75,000	75,400
ACCO Brands 144A 5.25% 12/15/24 #	5,000	5,037
Anheuser-Busch InBev Finance 2.65% 2/1/21	90,000	90,749
Biogen 5.20% 9/15/45	15,000	16,274
Celgene 3.25% 8/15/22	45,000	45,747
DaVita 5.00% 5/1/25	20,000	19,988
Dean Foods 144A 6.50% 3/15/23 #	25,000	26,125
HCA 5.375% 2/1/25	20,000	20,850
HealthSouth
5.125% 3/15/23	5,000	5,025
5.75% 11/1/24	30,000	30,375
5.75% 9/15/25	5,000	5,019
Heineken 144A 3.50% 1/29/28 #	5,000	5,037
Hill-Rom Holdings 144A 5.00% 2/15/25 #	25,000	25,031
JBS USA 144A 5.75% 6/15/25 #	15,000	15,225
Molson Coors Brewing
3.00% 7/15/26	40,000	38,109
4.20% 7/15/46	15,000	14,099
Mylan 3.95% 6/15/26	5,000	4,903
New York and Presbyterian
Hospital 4.063% 8/1/56	20,000	18,802
Post Holdings
144A 5.00% 8/15/26 #	25,000	24,000
144A 5.75% 3/1/27 #	5,000	5,013
Revlon Consumer Products 6.25% 8/1/24	10,000	10,000
Reynolds American 4.00% 6/12/22	25,000	26,267

34

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Consumer Non-Cyclical (continued)
Shire Acquisitions Investments Ireland
2.40% 9/23/21	20,000	$19,606
2.875% 9/23/23	45,000	43,719
Tempur Sealy International 5.50% 6/15/26	10,000	9,885
Thermo Fisher Scientific 3.00% 4/15/23	90,000	89,426
Transurban Finance 144A 3.375% 3/22/27 #	10,000	9,689
Universal Health Services 144A 5.00% 6/1/26 #	5,000	5,163
Zimmer Biomet Holdings
3.375% 11/30/21	15,000	15,189
4.625% 11/30/19	20,000	21,219

		740,971

Energy – 1.02%
Anadarko Petroleum 5.55% 3/15/26	55,000	61,139
BP Capital Markets
3.216% 11/28/23	30,000	30,176
3.224% 4/14/24	15,000	15,019
Diamondback Energy 144A 4.75% 11/1/24 #	20,000	20,218
Ecopetrol 7.375% 9/18/43	5,000	5,367
Enbridge
4.25% 12/1/26	10,000	10,227
6.00% 1/15/77 ●	5,000	5,069
Energy Transfer Equity 7.50% 10/15/20	15,000	16,800
Energy Transfer Partners
4.75% 1/15/26	5,000	5,154
6.125% 12/15/45	25,000	26,731
9.70% 3/15/19	15,000	17,063
Enterprise Products Operating 7.034% 1/15/68 ●	5,000	5,205
Genesis Energy 5.625% 6/15/24	10,000	9,825
Gulfport Energy
144A 6.00% 10/15/24 #	15,000	14,625
6.625% 5/1/23	10,000	10,163
Hilcorp Energy I 144A 5.00% 12/1/24 #	25,000	23,563
Kinder Morgan Energy
Partners 5.80% 3/1/21	15,000	16,492
Laredo Petroleum 6.25% 3/15/23	15,000	15,300
MPLX 4.875% 12/1/24	30,000	31,604

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Energy (continued)
MPLX 4.875% 6/1/25	10,000	$10,491
Murphy Oil 6.875% 8/15/24	25,000	26,563
Murphy Oil USA 6.00% 8/15/23	21,000	22,103
Newfield Exploration 5.75% 1/30/22	10,000	10,663
Noble Energy 5.05% 11/15/44	10,000	10,236
Petrobras Global Finance 7.375% 1/17/27	5,000	5,299
Plains All American Pipeline 8.75% 5/1/19	20,000	22,567
Regency Energy Partners 5.00% 10/1/22	5,000	5,322
Sabine Pass Liquefaction
144A 4.20% 3/15/28 #	20,000	19,739
144A 5.00% 3/15/27 #	5,000	5,232
Shell International Finance
2.875% 5/10/26	5,000	4,867
4.00% 5/10/46	30,000	28,913
4.375% 5/11/45	15,000	15,259
Southwestern Energy 6.70% 1/23/25	20,000	19,900
Targa Resources Partners
144A 5.125% 2/1/25 #	10,000	10,338
144A 5.375% 2/1/27 #	10,000	10,400
Transcanada Trust
5.30% 3/15/77 ●	10,000	9,900
5.875% 8/15/76 ●	10,000	10,575
Transocean Proteus 144A 6.25% 12/1/24 #	10,000	10,375
Woodside Finance
144A 3.65% 3/5/25 #	15,000	14,794
144A 3.70% 9/15/26 #	5,000	4,894
144A 8.75% 3/1/19 #	15,000	16,786
YPF 144A 23.854% 7/7/20 #●	10,000	11,195

		646,151

Financials – 0.35%
Affiliated Managers Group 3.50% 8/1/25	15,000	14,763
Air Lease
3.00% 9/15/23	20,000	19,570
3.625% 4/1/27	45,000	43,824
Aviation Capital Group
144A 2.875% 1/20/22 #	5,000	4,970
144A 4.875% 10/1/25 #	25,000	26,936
144A 6.75% 4/6/21 #	5,000	5,731

(continues)	35

Schedules of investments

Delaware Foundation® Growth Allocation Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Financials (continued)
Berkshire Hathaway 2.75% 3/15/23	10,000	$10,009
BlackRock 3.20% 3/15/27	15,000	15,024
E*TRADE Financial 5.875% 12/29/49 ●	20,000	20,655
Jefferies Group
4.85% 1/15/27	5,000	5,113
6.45% 6/8/27	5,000	5,666
6.50% 1/20/43	5,000	5,440
Lazard Group
3.625% 3/1/27	5,000	4,888
3.75% 2/13/25	10,000	9,957
Park Aerospace Holdings 144A 5.50% 2/15/24 #	25,000	26,063

		218,609

Insurance – 0.62%
Allstate 3.28% 12/15/26	50,000	50,297
Berkshire Hathaway Finance 2.90% 10/15/20	20,000	20,668
Liberty Mutual Group 144A 4.95% 5/1/22 #	10,000	10,876
Manulife Financial 4.061% 2/24/32 ●	20,000	20,075
MetLife
6.40% 12/15/36	30,000	33,000
6.817% 8/15/18	80,000	85,299
Principal Life Global Funding II 144A 3.00% 4/18/26 #	60,000	58,481
Prudential Financial
4.50% 11/15/20	35,000	37,580
5.375% 5/15/45 ●	10,000	10,490
TIAA Asset Management Finance
144A 2.95% 11/1/19 #	10,000	10,170
144A 4.125% 11/1/24 #	20,000	20,412
USI 144A 7.75% 1/15/21 #	5,000	5,091
XLIT
4.45% 3/31/25	10,000	10,105
5.50% 3/31/45	15,000	15,039
6.50% 12/29/49 ●	10,000	8,425

		396,008

Media – 0.33%
21st Century Fox America 4.95% 10/15/45	20,000	20,774
CCO Holdings 144A 5.75% 2/15/26 #	15,000	15,787
Comcast 3.00% 2/1/24	25,000	25,007
CSC Holdings 5.25% 6/1/24	5,000	4,994

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Media (continued)
DISH DBS 7.75% 7/1/26	5,000	$5,825
Gray Television 144A 5.875% 7/15/26 #	15,000	15,300
Nexstar Broadcasting 144A 5.625% 8/1/24 #	15,000	15,263
Sinclair Television Group 144A 5.125% 2/15/27 #	15,000	14,550
Sirius XM Radio 144A 5.375% 7/15/26 #	20,000	20,500
Time Warner Cable 7.30% 7/1/38	40,000	49,702
Tribune Media 5.875% 7/15/22	20,000	20,950

		208,652

Real Estate – 0.66%
American Tower
4.00% 6/1/25	25,000	25,335
4.40% 2/15/26	50,000	51,811
American Tower Trust I 144A 3.07% 3/15/23 #	20,000	19,957
CC Holdings GS V 3.849% 4/15/23	10,000	10,254
Corporate Office Properties
3.60% 5/15/23	15,000	14,598
5.25% 2/15/24	15,000	15,801
Crown Castle International 5.25% 1/15/23	20,000	21,849
CubeSmart 3.125% 9/1/26	15,000	14,116
DDR 7.50% 4/1/17	5,000	5,000
Education Realty Operating Partnership 4.60% 12/1/24	10,000	10,091
ESH Hospitality 144A 5.25% 5/1/25 #	25,000	25,265
Hospitality Properties Trust 4.50% 3/15/25	10,000	10,053
Host Hotels & Resorts
3.75% 10/15/23	5,000	5,045
3.875% 4/1/24	10,000	10,089
4.50% 2/1/26	10,000	10,363
Iron Mountain U.S. Holdings 144A 5.375% 6/1/26 #	20,000	20,050
Kite Realty Group 4.00% 10/1/26	5,000	4,800
LifeStorage 3.50% 7/1/26	15,000	14,379
MGM Growth Properties Operating Partnership 4.50% 9/1/26	15,000	14,625

36

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Real Estate (continued)
Realty Income 4.125% 10/15/26	15,000	$15,477
Regency Centers 3.60% 2/1/27	10,000	9,941
SBA Communications 144A 4.875% 9/1/24 #	15,000	14,847
UDR 4.00% 10/1/25	55,000	56,194
Uniti Group 144A 7.125% 12/15/24 #	10,000	10,175
WP Carey 4.60% 4/1/24	10,000	10,364

		420,479

Services – 0.11%
Aramark Services 5.125% 1/15/24	20,000	21,025
Avis Budget Car Rental 144A 6.375% 4/1/24 #	5,000	5,031
Herc Rentals 144A 7.75% 6/1/24 #	8,000	8,560
Prime Security Services Borrower 144A 9.25% 5/15/23 #	20,000	21,975
United Rentals North America
5.50% 5/15/27	10,000	10,125
5.875% 9/15/26	5,000	5,231

		71,947

Technology – 0.39%
Apple 3.45% 2/9/45	15,000	13,472
Broadcom
144A 3.00% 1/15/22 #	15,000	14,971
144A 3.625% 1/15/24 #	30,000	30,259
CDK Global 5.00% 10/15/24	5,000	5,070
CDW 5.00% 9/1/25	5,000	5,106
Cisco Systems 1.85% 9/20/21	20,000	19,624
CommScope Technologies 144A 5.00% 3/15/27 #	5,000	5,005
Diamond 1 Finance 144A 6.02% 6/15/26 #	10,000	10,941
DXC Technology
144A 4.25% 4/15/24 #	5,000	5,091
144A 4.75% 4/15/27 #	15,000	15,324
Fidelity National Information Services 5.00% 10/15/25	10,000	10,894
First Data
144A 5.75% 1/15/24 #	20,000	20,705
144A 7.00% 12/1/23 #	17,000	18,275
Microsoft 2.40% 2/6/22	5,000	5,033

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Technology (continued)
Microsoft
2.875% 2/6/24	5,000	$5,035
4.25% 2/6/47	40,000	41,093
Symantec 144A 5.00% 4/15/25 #	20,000	20,489

		246,387

Telecommunications – 0.55%
AT&T 5.25% 3/1/37	40,000	40,863
CenturyLink
5.80% 3/15/22	20,000	20,686
6.75% 12/1/23	13,000	13,601
Charter Communications Operating 4.908% 7/23/25	35,000	37,019
Cincinnati Bell 144A 7.00% 7/15/24 #	10,000	10,513
Crown Castle Towers 144A 4.883% 8/15/20 #	55,000	58,581
Level 3 Financing
5.25% 3/15/26	5,000	5,044
5.375% 5/1/25	10,000	10,200
Radiate Holdco 144A 6.625% 2/15/25 #	10,000	9,894
SBA Tower Trust 144A 2.24% 4/16/18 #	25,000	25,010
Sprint 7.875% 9/15/23	22,000	24,420
T-Mobile USA 6.50% 1/15/26	20,000	21,950
Verizon Communications 144A 2.946% 3/15/22 #	50,000	49,838
WPP Finance 2010 5.625% 11/15/43	5,000	5,346
Zayo Group 144A 5.75% 1/15/27 #	15,000	15,860

		348,825

Transportation – 0.38%
Air Canada 2015-1 Class A Pass Through Trust 144A 3.60% 3/15/27 #◆	9,361	9,420
American Airlines 2015-1 Class A Pass Through Trust 3.375% 5/1/27 ◆	13,938	13,677
American Airlines 2015-2 Class AA Pass Through Trust 3.60% 9/22/27 ◆	4,763	4,795
American Airlines 2016-1 Class AA Pass Through Trust 3.575% 1/15/28 ◆	9,747	9,735

(continues)	37

Schedules of investments

Delaware Foundation® Growth Allocation Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Transportation (continued)
Burlington Northern Santa Fe 4.70% 9/1/45	40,000	$43,549
Penske Truck Leasing
144A 3.30% 4/1/21 #	15,000	15,217
144A 4.20% 4/1/27 #	70,000	71,406
Union Pacific 3.00% 4/15/27	15,000	14,836
United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26 ◆	4,576	4,748
United Airlines 2014-2 Class A Pass Through Trust 3.75% 9/3/26 ◆	13,707	13,931
United Airlines 2016-1 Class AA Pass Through Trust 3.10% 7/7/28 ◆	10,000	9,850
United Parcel Service 5.125% 4/1/19	20,000	21,376
XPO Logistics 144A 6.125% 9/1/23 #	10,000	10,438

		242,978

Utilities – 1.56%
AES 5.50% 4/15/25	5,000	5,087
Ameren Illinois 9.75% 11/15/18	35,000	39,329
American Transmission Systems 144A 5.25% 1/15/22 #	40,000	44,073
AmeriGas Partners 5.875% 8/20/26	20,000	20,000
Berkshire Hathaway Energy 3.75% 11/15/23	50,000	52,322
Calpine
144A 5.25% 6/1/26 #	20,000	20,400
5.375% 1/15/23	5,000	5,087
CMS Energy 6.25% 2/1/20	50,000	55,174
ComEd Financing III 6.35% 3/15/33	20,000	21,384
DTE Energy 3.30% 6/15/22	60,000	60,984
Duke Energy 4.80% 12/15/45	5,000	5,299
Emera 6.75% 6/15/76 ●	30,000	32,887
Emera US Finance
3.55% 6/15/26	45,000	44,318
4.75% 6/15/46	20,000	20,254
Enel Americas 4.00% 10/25/26	5,000	4,959
Entergy 4.00% 7/15/22	45,000	47,184
Entergy Louisiana 4.05% 9/1/23	20,000	21,117

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Utilities (continued)
Entergy Louisiana 4.95% 1/15/45	5,000	$5,132
Exelon
3.497% 6/1/22	15,000	15,154
3.95% 6/15/25	15,000	15,442
Fortis 144A 3.055% 10/4/26 #	40,000	37,605
Great Plains Energy
3.15% 4/1/22	50,000	50,554
4.85% 6/1/21	10,000	10,679
IPALCO Enterprises 5.00% 5/1/18	10,000	10,325
ITC Holdings 3.25% 6/30/26	5,000	4,866
Kansas City Power & Light 3.65% 8/15/25	20,000	20,112
LG&E &KU Energy 4.375% 10/1/21	40,000	42,268
Metropolitan Edison 144A 4.00% 4/15/25 #	5,000	5,050
MidAmerican Energy 4.25% 5/1/46	5,000	5,173
National Rural Utilities Cooperative Finance
2.70% 2/15/23	15,000	14,871
2.85% 1/27/25	15,000	14,821
4.75% 4/30/43 ●	20,000	20,500
5.25% 4/20/46 ●	5,000	5,217
New York State Electric & Gas 144A 3.25% 12/1/26 #	20,000	19,918
NextEra Energy Capital Holdings
2.40% 9/15/19	15,000	15,126
3.625% 6/15/23	10,000	10,147
NiSource Finance 6.125% 3/1/22	15,000	17,198
NV Energy 6.25% 11/15/20	15,000	16,859
Pennsylvania Electric 5.20% 4/1/20	15,000	15,957
Public Service Co. of Oklahoma 5.15% 12/1/19	10,000	10,721
SCANA 4.125% 2/1/22	15,000	15,216
Southern
2.75% 6/15/20	70,000	70,639
4.40% 7/1/46	5,000	4,797
Trans-Allegheny Interstate Line 144A 3.85% 6/1/25 #	5,000	5,130

38

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Utilities (continued)
Wisconsin Electric Power 4.30% 12/15/45	10,000	$10,251

		989,586

Total Corporate Bonds (cost $6,950,902)		7,035,096

Loan Agreements – 1.55%«

Aercap Tranche B 1st Lien 3.397% 10/30/22	50,000	50,464
Air Medical Group Holdings Tranche B 1st Lien 4.25% 4/28/22	29,525	29,549
Amaya Holdings 1st Lien 4.647% 8/1/21	29,848	29,955
Builders FirstSource 1st Lien 4.00% 2/29/24	44,663	44,697
Cablevision Tranche B 1st Lien 3.943% 10/11/24	44,888	44,869
Change Healthcare Tranche B 1st Lien 3.75% 3/1/24	45,000	45,131
DaVita Healthcare Partners Tranche B 1st Lien 3.732% 6/24/21	44,656	45,234
Examworks Group Tranche B 1st Lien 4.25% 7/27/23	44,775	45,111
First Data 1st Lien
3.984% 3/24/21	33,528	33,821
3.984% 7/10/22	37,318	37,663
First Eagle Holdings 5.147% 12/1/22	29,849	30,045
FMG Resources 1st Lien 3.75% 6/30/19	14,761	14,858
Gardner Denver 4.568% 7/30/20	29,769	29,745
Gates Global 1st Lien 4.397% 7/6/21	30,521	30,616
HCA Tranche B9 1st Lien 2.982% 3/18/23	40,196	40,413
Houghton International 1st Lien 4.397% 12/20/19	86,175	86,929
JC Penney Tranche B 1st Lien 5.304% 6/23/23	44,438	44,222
KIK Custom Products Tranche B 1st Lien 5.653% 8/26/22	21,492	21,741
PQ 1st Lien 5.25% 11/4/22	44,663	45,189
Republic of Angola 7.57% 12/16/23	27,125	23,599

	Principal amount°	Value (U.S. $)

Loan Agreements« (continued)

Russell Investments US Institutional Holdco Tranche B 1st Lien 6.75% 6/1/23	29,775	$30,073
Sable International Finance Tranche B 1st Lien 5.732% 1/3/23	45,000	45,600
Sprint Communications Tranche B 1st Lien 3.50% 2/2/24	40,000	40,058
USI Insurance Services Tranche B 1st Lien 4.25% 12/27/19	22,507	22,568
WideOpenWest Finance Tranche B 1st Lien 4.50% 8/19/23	39,800	40,079
Windstream Services Tranche B6 1st Lien 4.95% 3/30/21	29,850	30,180

Total Loan Agreements (cost $974,833)		982,409

Municipal Bonds – 0.21%

Bay Area Toll Authority (Build America Bonds) Series S3 6.907% 10/1/50	25,000	35,871
California State Various Purposes (Build America Bonds) 7.55% 4/1/39	20,000	29,373
Commonwealth of Massachusetts Series C 5.00% 10/1/25	10,000	12,173
New Jersey Turnpike Authority (Build America Bonds)
Series A 7.102% 1/1/41	10,000	13,994
Series F 7.414% 1/1/40	5,000	7,213
New York City, New York
Series C 5.00% 8/1/26	5,000	6,009
Series C 5.00% 8/1/27	5,000	5,963
South Carolina Public Service Authority Series D 4.77% 12/1/45	5,000	4,502
Texas Water Development Board Water Implementation Revenue 5.00% 10/15/46	15,000	17,178

Total Municipal Bonds (cost $141,046)		132,276

(continues)	39

Schedules of investments

Delaware Foundation® Growth Allocation Fund

	Principal amount°	Value (U.S. $)

Non-Agency Asset-Backed Securities – 1.12%

Ally Master Owner Trust Series 2014-4 A2 1.43% 6/17/19	25,000	$25,019
American Express Credit Account Master Trust Series 2014-5 A 1.202% 5/15/20 ●	150,000	150,193
American Express Credit Account Secured Note Trust Series 2012-4 B 1.462% 5/15/20 ●	120,000	120,183
CNH Equipment Trust Series 2016-B A2B 1.312% 10/15/19 ●	3,621	3,628
Discover Card Execution Note Trust Series 2015-A1 A1 1.262% 8/17/20 ●	135,000	135,298
Ford Credit Auto Lease Trust Series 2015-A A3 1.13% 6/15/18	4,890	4,889
Mercedes-Benz Auto Lease Trust Series 2016-A A2B 1.472% 7/16/18 ●	5,610	5,616
Navistar Financial Dealer Note Master Owner Trust II Series 2016-1 A 144A 2.332% 9/27/21 #●	10,000	10,024
Nissan Auto Lease Trust Series 2015-B A2B 1.442% 12/15/17 ●	4,713	4,715
PFS Financing Series 2015-AA A 144A 1.532% 4/15/20 #●	100,000	99,969
Volkswagen Credit Auto Master Trust Series 2014-1A A2 144A 1.40% 7/22/19 #	35,000	34,989
Wells Fargo Dealer Floorplan Master Note Trust Series 2014-2 A 1.428% 10/20/19 ●	120,000	120,081

Total Non-Agency Asset-Backed Securities (cost $714,747)		714,604

Non-Agency Collateralized Mortgage Obligations – 0.06%

Bank of America Alternative Loan Trust Series 2005-6 7A1 5.50% 7/25/20	327	312

	Principal amount°	Value (U.S. $)

Non-Agency Collateralized Mortgage Obligations (continued)

Credit Suisse First Boston Mortgage Securities Series 2005-5 6A3 5.00% 7/25/35	6,358	$6,328
JPMorgan Mortgage Trust Series 2006-S1 1A1 6.00% 4/25/36	21,255	21,731
Structured Asset Securities Corporation Mortgage Pass Through Certificates Series 2004-20 2A1 5.50% 11/25/34 ◆	3,750	3,831
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-2 3A1 5.75% 3/25/36	2,367	2,373
Series 2006-AR5 2A1 3.294% 4/25/36 ●	7,714	7,236

Total Non-Agency Collateralized Mortgage Obligations (cost $38,642)		41,811

Non-Agency Commercial Mortgage-Backed Securities – 1.41%
Banc of America Commercial Mortgage Trust
Series 2007-4 AM 5.961% 2/10/51 ●	20,000	20,193
Series 2017-BNK3 B 3.879% 2/15/50 ●	30,000	30,604
Series 2017-BNK3 C 4.352% 2/15/50 ●	30,000	30,586
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PWR18 A4 5.70% 6/11/50	21,196	21,450
Citigroup Commercial Mortgage Trust
Series 2007-C6 AM 5.779% 12/10/49 ●	10,000	10,121
Series 2014-GC25 A4 3.635% 10/10/47	10,000	10,315
Series 2015-GC27 A5 3.137% 2/10/48	15,000	14,945
Series 2016-P3 A4 3.329% 4/15/49	15,000	15,079
Series 2016-P5 A4 2.941% 10/10/49	15,000	14,580
COMM Mortgage Trust Series 2013-CR6 AM 144A 3.147% 3/10/46 #	15,000	15,017

40

	Principal amount°	Value (U.S. $)

Non-Agency Commercial Mortgage-Backed Securities (continued)

COMM Mortgage Trust
Series 2014-CR19 A5
3.796% 8/10/47	10,000	$10,460
Series 2014-CR20 AM
3.938% 11/10/47	30,000	31,106
Series 2015-CR23 A4
3.497% 5/10/48	10,000	10,173
DB-JPM Mortgage Trust
Series 2016-C1 A4
3.276% 5/10/49	50,000	50,196
Series 2016-C3 A5
2.89% 9/10/49	35,000	33,977
GRACE Mortgage Trust Series 2014-GRCE A 144A 3.369% 6/10/28 #	210,000	217,486
GS Mortgage Securities Trust
Series 2014-GC24 A5
3.931% 9/10/47	20,000	21,032
Series 2015-GC32 A4
3.764% 7/10/48	10,000	10,411
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C32 A5
3.598% 11/15/48	15,000	15,362
Series 2015-C33 A4
3.77% 12/15/48	70,000	72,563
JPM-DB Commercial Mortgage Securities Trust Series 2016-C2 A4 3.144% 6/15/49	30,000	29,743
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11 E
5.525% 8/12/37 ●	10,000	10,397
Series 2013-LC11 B
3.499% 4/15/46	10,000	9,953
Series 2015-JP1 A5
3.914% 1/15/49	10,000	10,504
Series 2016-JP2 A4
2.822% 8/15/49	20,000	19,306
Series 2016-JP3 B
3.397% 8/15/49 ●	10,000	9,762
Series 2016-WIKI A 144A
2.798% 10/5/31 #	10,000	10,062
Series 2016-WIKI B 144A
3.201% 10/5/31 #	10,000	10,106
LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ 5.452% 9/15/39 ●	7,890	6,973

	Principal amount°		Value (U.S. $)

Non-Agency Commercial Mortgage-Backed Securities (continued)

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5
3.741% 8/15/47		15,000	$15,616
Series 2015-C23 A4
3.719% 7/15/50		35,000	36,256
Series 2015-C26 A5
3.531% 10/15/48		15,000	15,320
Series 2016-C29 A4
3.325% 5/15/49		20,000	20,097
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS3 A4
3.617% 9/15/57		15,000	15,360
Series 2016-BNK1 A3
2.652% 8/15/49		20,000	19,060

Total Non-Agency Commercial Mortgage-Backed Securities (cost $913,671)			894,171

Regional Bonds – 0.05%Δ

Australia – 0.05%
New South Wales Treasury 4.00% 5/20/26	AUD	7,400	6,155
Queensland Treasury
144A 2.75% 8/20/27 #	AUD	26,000	19,059
144A 3.25% 7/21/28 #	AUD	7,000	5,324

			30,538

Total Regional Bonds (cost $31,376)			30,538

Sovereign Bonds – 0.12% Δ
Argentina – 0.01%
Argentine Republic Government International Bond 144A 5.625% 1/26/22 #		5,000	5,126

			5,126

Australia – 0.04%
Australia Government Bond 3.75% 4/21/37	AUD	33,000	26,845

			26,845

Hungary – 0.04%
Hungary Government International Bond 5.75% 11/22/23		20,000	22,640

			22,640

(continues)	41

Schedules of investments

Delaware Foundation® Growth Allocation Fund

	Principal amount°		Value (U.S. $)

Sovereign BondsΔ (continued)

New Zealand – 0.03%
New Zealand Government Bond 2.75% 4/15/25	NZD	31,000	$21,217

			21,217

Total Sovereign Bonds (cost $79,260)			75,828

Supranational Banks – 0.06%

International Bank for Reconstruction & Development
3.50% 1/22/21	NZD	47,000	33,455
4.625% 10/6/21	NZD	4,000	2,967

Total Supranational Banks (cost $34,878)			36,422

U.S. Treasury Obligations – 1.28%

U.S. Treasury Bond 2.875% 11/15/46		85,000	82,462
U.S. Treasury Notes
1.875% 1/31/22		315,000	314,323
2.00% 11/15/26 ¥		300,000	289,787
2.25% 2/15/27		130,000	128,342

Total U.S. Treasury Obligations (cost $811,713)			814,914

	Number of shares

Preferred Stock – 0.12%

General Electric 5.00% ●		35,000	36,925
Integrys Energy Group 6.00% ●		600	15,667
U.S. Bancorp 3.50% ●		25	21,500

Total Preferred Stock (cost $67,887)			74,092

Rights – 0.01%

B2W Cia Digital exercise price BRL 11.00, expiration date 4/25/17 †		8,929	4,050
Deutsche Bank exercise price EUR 11.65, expiration date 4/6/17 †		1,200	2,868

Total Rights (cost $0)			6,918

	Principal amount°	Value (U.S. $)

Short-Term Investments – 1.51%

Discount Notes – 0.35%≠
Federal Home Loan Bank
0.55% 5/26/17	58,844	$58,782
0.765% 5/19/17	163,199	163,049

		221,831

Repurchase Agreements – 0.88%
Bank of America Merrill Lynch 0.73%, dated 3/31/17, to be repurchased on 4/3/17, repurchase price $181,969 (collateralized by U.S. government obligations 0.125% 4/15/18; market value $185,597)	181,958	181,958
Bank of Montreal 0.66%, dated 3/31/17, to be repurchased on 4/3/17, repurchase price $181,968 (collateralized by U.S. government obligations 0.75%–2.00% 2/28/19–2/15/45; market value $185,597)	181,957	181,957
BNP Paribas 0.76%, dated 3/31/17, to be repurchased on 4/3/17, repurchase price $193,097 (collateralized by U.S. government obligations 0.00%–3.125% 6/30/17–2/15/43; market value $196,947)	193,085	193,085

		557,000

U.S. Treasury Obligation – 0.28%≠
U.S. Treasury Bill 0.44% 4/13/17	180,959	180,923

		180,923

Total Short-Term Investments (cost $959,759)		959,754

Total Value of Securities – 101.16% (cost $51,485,009)		$64,232,611

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2017, the aggregate value of Rule 144A securities was $2,928,002, which represents 4.61% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”

42

◆

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31,2017,the aggregate value of fair valued securities was $111,865, which represents 0.18% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.
«

Loan agreements generally pay interest at rates which are periodically reset by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Loan agreements may be subject to restrictions on resale. Stated rate in effect at March 31, 2017.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
S	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
†	Non-income producing security.
●	Variable rate security. Each rate shown is as of March 31, 2017. Interest rates reset periodically.
X	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
¥	Fully or partially pledged as collateral for futures contracts.

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at March 31, 2017:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	AUD	(30,628)	USD	23,315	5/12/17	$(66)
BAML	NZD	(78,988)	USD	55,468	5/12/17	159
BNP	AUD	(73,333)	USD	55,791	5/12/17	(193)
BNYM	CHF	(42,977)	USD	42,934	4/4/17	18
BNYM	EUR	(837)	USD	894	4/3/17	1
BNYM	EUR	(39,297)	USD	41,999	4/4/17	70
BNYM	EUR	(2,458)	USD	2,627	4/5/17	4
BNYM	GBP	36,074	USD	(45,188)	4/4/17	14
BNYM	HKD	237,613	USD	(30,592)	4/5/17	(13)

						$(6)

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(3) U.S. Treasury 5 yr Notes	$(351,109)	$(353,180)	7/3/17	$(2,071)
(29) U.S. Treasury 10 yr Notes	(3,601,199)	(3,612,312)	6/22/17	(11,113)
(8) U.S. Treasury Long Bonds	(1,200,977)	(1,206,750)	6/22/17	(5,773)
(2) Euro-O.A.T.	(315,024)	(313,724)	6/9/17	1,300

	$(5,468,309)			$(17,657)

(continues)	43

Schedules of investments

Delaware Foundation® Growth Allocation Fund

Swap Contracts

CDS Contracts2

Counterparty	Swap Referenced Obligation	Notional Value[3]	Annual Protection Payments	Termination Date	Upfront Payments Paid (Received)	Unrealized Appreciation (Depreciation)[4]
	Protection Purchased:
ICE	JPM - CDX.NA.HY.27[5]	757,350	5.00%	12/20/21	$(48,201)	$(11,701)
	Protection Sold:
HSBC	CDX.EM.27[6]	235,000	1.00%	6/20/22	(13,192)	722

						$(10,979)

IRS Contracts7

Counterparty & Swap Referenced Obligation	Notional Value[3]	Fixed Interest Rate Paid (Received)	Variable Interest Rate Paid (Received)	Termination Date	Unrealized Appreciation (Depreciation)[4]
CME - BAML IRS 3 yr	1,475,000	1.808%	(1.151%)	3/28/20	$(28)
LCH - BAML IRS 5 yr	3,100,000	2.066%	(1.148%)	4/3/22	(1,589)

					$(1,617)

The use of foreign currency exchange contracts, futures contracts, and swap contracts involve elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts and notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”

2A Credit Default Swap (CDS) contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as unrealized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

3Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

4Unrealized appreciation (depreciation) does not include periodic interest payments (receipts) on swap contracts accrued daily in the amount of ($2,867).

5Markit’s CDX.NA.HY Index, is composed of 100 of the most liquid North American entities with high yield credit ratings that trade in the CDS market.

6Markit’s CDX.EM Index is composed of 15 sovereign issuers from the following countries: Argentina, Brazil, Chile, China, Columbia, Indonesia, Malaysia, Mexico, Panama, Peru, Philippines, Russia, South Africa, Turkey and Venezuela, which have a S&P credit quality rating of CCC and above.

7An interest rate swap (IRS) agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.

Summary of abbreviations:

ADR – American Depositary Receipt

ARM – Adjustable Rate Mortgage

AUD – Australian Dollar

BAML – Bank of America Merrill Lynch

BB – Barclays Bank

BNP – BNP Paribas

BNYM – Bank of New York Mellon

BRL – Brazilian Real

CDS – Credit Default Swap

CDX.EM – Credit Default Swap Index Emerging Markets

CDX.NA.HY – Credit Default Swap Index North America High Yield

CHF – Swiss Franc

CLO – Collateralized Loan Obligation

CME – Chicago Mercantile Exchange

44

Summary of abbreviations (continued):

CVA – Dutch Certificate

DB – Deutsche Bank

EAFE – Europe Australasia Far East

ETF – Exchange–Traded Fund

EUR – European Monetary Unit

FREMF – Freddie Mac Multifamily

FTSE – Financial Times Stock Exchange

GBP – British Pound Sterling

GDR – Global Depositary Receipt

GNMA – Government National Mortgage Association

GS – Goldman Sachs

HKD – Hong Kong Dollar

HSBC – Hong Kong Shanghai Bank

ICE – Intercontinental Exchange, Inc.

IRS – Interest Rate Swap

JPM – JPMorgan

LB – Lehman Brothers

LCH – London Clearing House

MSCI – Morgan Stanley Capital International

NZD – New Zealand Dollar

O.A.T. – Obligations Assimilables du Trésor (French Treasury Bond)

PJSC – Private Joint Stock Company

REIT – Real Estate Investment Trust

REMIC – Real Estate Mortgage Investment Conduit

S&P – Standard & Poor’s Financial Services LLC

S.F. – Single Family

TBA – To be announced

USD – U.S. Dollar

yr – Year

See accompanying notes, which are an integral part of the financial statements.

45

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

March 31, 2017

	Number of shares	Value (U.S. $)

Common Stock – 52.54%

U.S. Markets – 28.57%
Consumer Discretionary – 2.11%
Amazon.com †	280	$248,231
Aramark	3,080	113,560
BorgWarner	3,090	129,131
Century Communications =†	25,000	0
Cheesecake Factory	1,685	106,762
Chuy’s Holdings †	1,810	53,938
Cinemark Holdings	3,450	152,973
Comcast Class A	6,130	230,427
Del Frisco’s Restaurant Group †	6,505	117,415
Dollar General	3,126	217,976
Fiesta Restaurant Group †	1,985	48,037
Five Below †	2,575	111,523
Ford Motor	11,710	136,304
Home Depot	1,920	281,914
Jack in the Box	1,745	177,501
Liberty Global Class A †	2,331	83,613
Liberty Global Class C †	8,747	306,495
Liberty Interactive Corp. QVC Group Class A †	21,642	433,273
Lowe’s	9,500	780,995
Malibu Boats Class A †	5,975	134,139
National CineMedia	6,125	77,359
Newell Brands	4,187	197,501
NIKE Class B	2,480	138,210
Shutterfly †	2,140	103,341
Starbucks	3,800	221,882
Steven Madden †	4,405	169,813
Tenneco	2,720	169,782
Tractor Supply	1,530	105,524
TripAdvisor †	6,808	293,833
Walt Disney	4,000	453,560

		5,795,012

Consumer Staples – 1.54%
Archer-Daniels-Midland	16,500	759,660
Casey’s General Stores	1,030	115,617
CVS Health	12,090	949,065
General Mills	1,920	113,299
J&J Snack Foods	972	131,764
Kimberly-Clark	800	105,304
Kraft Heinz	8,366	759,716
Mondelez International	17,400	749,592
PepsiCo	1,460	163,316
Pinnacle Foods	1,920	111,110
Procter & Gamble	1,140	102,429

	Number of shares	Value (U.S. $)

Common Stock (continued)

U.S. Markets (continued)
Consumer Staples (continued)
Walgreens Boots Alliance	1,820	$151,151

		4,212,023

Energy – 1.80%
Carrizo Oil & Gas †	4,060	116,360
Chevron	9,460	1,015,720
ConocoPhillips	15,400	767,998
EOG Resources	1,540	150,227
Halliburton	17,750	873,477
Keane Group †	1,990	28,457
Marathon Oil	31,600	499,280
Occidental Petroleum	13,440	851,558
PDC Energy †	1,855	115,659
Pioneer Energy Services †	5,525	22,100
Pioneer Natural Resources	1,190	221,614
RSP Permian †	2,805	116,211
SRC Energy †	12,100	102,124
Superior Energy Services †	3,530	50,338

		4,931,123

Financials – 3.64%
Aflac	3,590	259,988
Allstate	9,400	766,006
American Equity Investment Life Holding	4,840	114,369
Bank of New York Mellon	15,800	746,234
BB&T	15,600	697,320
BlackRock	570	218,601
Bryn Mawr Bank	2,040	80,580
Capital One Financial	2,220	192,385
Cardinal Financial	4,140	123,952
Charles Schwab	7,848	320,277
Citigroup	4,960	296,707
City Holding	2,401	154,816
CoBiz Financial	5,205	87,444
East West Bancorp	2,770	142,960
Essent Group †	4,380	158,425
Evercore Partners Class A	1,535	119,577
First Bancorp (North Carolina)	1,905	55,797
Flushing Financial	2,115	56,830
Great Western Bancorp	3,811	161,624
Hope Bancorp	7,070	135,532
Houlihan Lokey	2,880	99,216
Independent Bank (Massachusetts)	1,430	92,950
Infinity Property & Casualty	1,290	123,195
Intercontinental Exchange	9,991	598,161

46

	Number of shares	Value (U.S. $)

Common Stock (continued)

U.S. Markets (continued)
Financials (continued)
Invesco	5,620	$172,141
JPMorgan Chase & Co.	5,270	462,917
KeyCorp	12,470	221,717
Marsh & McLennan	10,400	768,456
MGIC Investment †	23,125	234,256
Old National Bancorp	9,270	160,835
Primerica	2,290	188,238
Prosperity Bancshares	2,425	169,047
Prudential Financial	1,640	174,955
Raymond James Financial	1,980	150,995
Reinsurance Group of America	690	87,616
Selective Insurance Group	3,425	161,489
State Street	1,890	150,463
Sterling Bancorp	8,360	198,132
Stifel Financial †	2,690	135,011
Travelers	1,090	131,389
Umpqua Holdings	8,590	152,387
United Fire Group	1,155	49,399
Validus Holdings	1,820	102,630
Webster Financial	3,200	160,128
WSFS Financial	2,965	136,242

		9,971,389

Healthcare – 4.28%
Abbott Laboratories	20,730	920,619
AbbVie	1,360	88,618
Acorda Therapeutics †	2,575	54,075
Air Methods †	2,490	107,070
Alkermes †	1,330	77,805
Allergan	1,487	355,274
Biogen †	1,540	421,067
Brookdale Senior Living †	14,200	190,706
Cardinal Health	9,400	766,570
Catalent †	5,330	150,946
Celgene †	7,139	888,306
Cigna	1,510	221,200
CONMED	3,220	143,000
CryoLife †	5,701	94,922
DENTSPLY SIRONA	5,042	314,822
Edwards Lifesciences †	1,360	127,935
Eli Lilly & Co.	1,930	162,332
Exact Sciences †	2,745	64,837
Express Scripts Holding †	12,740	839,693
Gilead Sciences	2,470	167,762
HealthSouth	2,530	108,309
Johnson & Johnson	8,080	1,006,364

	Number of shares	Value (U.S. $)

Common Stock (continued)

U.S. Markets (continued)
Healthcare (continued)
Ligand Pharmaceuticals Class B †	1,460	$154,526
Medicines †	2,925	143,033
Merck & Co.	14,990	952,465
Merit Medical Systems †	4,830	139,587
Natera †	2,395	21,244
Pfizer	21,922	749,952
Prestige Brands Holdings †	2,448	136,011
Quest Diagnostics	7,600	746,244
Quidel †	5,740	129,954
Quintiles IMS Holdings †	4,741	381,793
Repligen †	2,320	81,664
Retrophin †	4,760	87,870
Spectrum Pharmaceuticals †	9,985	64,903
TESARO †	1,065	163,872
Thermo Fisher Scientific	1,120	172,032
Vanda Pharmaceuticals †	6,715	94,010
Vertex Pharmaceuticals †	980	107,163
Wright Medical Group †	3,985	124,013

		11,722,568

Industrials – 2.88%
AAON	4,981	176,078
ABM Industries	3,495	152,382
Applied Industrial Technologies	2,480	153,388
Barnes Group	3,770	193,552
Casella Waste Systems †	2,055	28,996
Columbus McKinnon	4,423	109,779
Continental Building Products †	6,815	166,967
Eaton	1,940	143,851
ESCO Technologies	3,358	195,100
Esterline Technologies †	675	58,084
Federal Signal	4,995	68,981
FedEx	1,801	351,465
General Electric	13,020	387,996
Granite Construction	3,208	161,010
Hawaiian Holdings †	680	31,586
Honeywell International	1,030	128,616
Kadant	3,245	192,591
KeyW Holding †	6,890	65,042
Kforce	4,910	116,613
KLX †	2,900	129,630
Lockheed Martin	510	136,476
MYR Group †	3,360	137,760
Nielsen Holdings	9,148	377,904
Northrop Grumman	3,100	737,304

(continues)	47

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Number of shares	Value (U.S. $)

Common Stock (continued)

U.S. Markets (continued)
Industrials (continued)
On Assignment †	3,500	$169,855
Parker-Hannifin	1,410	226,051
Raytheon	5,000	762,500
Rockwell Collins	1,050	102,018
Southwest Airlines	1,590	85,478
Swift Transportation †	4,505	92,533
Tetra Tech	3,600	147,060
TransUnion †	2,510	96,259
TriNet Group †	3,820	110,398
U.S. Ecology	2,560	119,936
Union Pacific	2,470	261,622
United Technologies	2,350	263,693
WageWorks †	1,737	125,585
Waste Management	10,600	772,952
XPO Logistics †	3,340	159,953

		7,897,044

Information Technology – 5.50%
Accenture Class A	1,430	171,428
Adobe Systems †	2,160	281,081
Alphabet Class A †	1,107	938,515
Alphabet Class C †	426	353,393
Analog Devices	1,220	99,979
Anixter International †	1,555	123,311
Apple	3,875	556,683
Broadcom	1,060	232,098
Brooks Automation	4,520	101,248
CA	23,445	743,675
Callidus Software †	7,160	152,866
Cisco Systems	26,740	903,812
Convergys	5,875	124,256
eBay †	15,454	518,791
Electronic Arts †	4,589	410,807
ExlService Holdings †	3,150	149,184
Facebook Class A †	6,813	967,787
GrubHub †	2,615	86,007
Guidewire Software †	695	39,149
II-VI †	2,095	75,525
Intel	28,980	1,045,309
Intuit	2,009	233,024
j2 Global	2,345	196,769
MACOM Technology Solutions Holdings †	2,680	129,444
Mastercard Class A	4,803	540,193
Maxim Integrated Products	2,820	126,787
MaxLinear Class A †	5,530	155,117
Microsemi †	3,735	192,465

	Number of shares	Value (U.S. $)

Common Stock (continued)

U.S. Markets (continued)
Information Technology (continued)
Microsoft	17,264	$1,137,007
NETGEAR †	2,120	105,046
Oracle	17,000	758,370
PayPal Holdings †	15,273	657,044
Plantronics	1,775	96,045
Proofpoint †	2,235	166,195
Q2 Holdings †	2,470	86,079
QUALCOMM	5,841	334,923
salesforce.com †	2,830	233,447
Semtech †	4,720	159,536
Silicon Laboratories †	1,420	104,441
SS&C Technologies Holdings	2,890	102,306
Symantec	12,673	388,808
Synaptics †	2,010	99,515
Tyler Technologies †	980	151,469
Visa Class A	7,626	677,723
Yahoo †	3,900	180,999

		15,087,656

Materials – 0.86%
Axalta Coating Systems †	5,430	174,846
Balchem	1,130	93,135
Boise Cascade †	3,815	101,861
Chemtura †	1,770	59,118
Eastman Chemical	2,570	207,656
EI du Pont de Nemours & Co.	9,500	763,135
Kaiser Aluminum	1,535	122,647
Minerals Technologies	2,595	198,777
Neenah Paper	2,110	157,617
Quaker Chemical	1,420	186,957
WestRock	2,864	149,014
Worthington Industries	3,360	151,502

		2,366,265

Real Estate – 4.79%
American Tower	2,380	289,265
Apartment Investment & Management	3,550	157,443
AvalonBay Communities	2,625	481,950
Boston Properties	3,275	433,643
Brandywine Realty Trust	24,375	395,606
Camden Property Trust	550	44,253
Cousins Properties	6,800	56,236
Crown Castle International	5,709	539,215
DCT Industrial Trust	3,868	186,128
DDR	12,475	156,312
Douglas Emmett	6,900	264,960
EastGroup Properties	1,675	123,163

48

	Number of shares	Value (U.S. $)

Common Stock (continued)

U.S. Markets (continued)
Real Estate (continued)
Empire State Realty Trust	2,225	$45,924
EPR Properties	340	25,034
Equinix	729	291,870
Equity LifeStyle Properties	1,900	146,414
Equity Residential	18,645	1,160,092
Essex Property Trust	1,425	329,930
Extra Space Storage	1,775	132,042
Federal Realty Investment Trust	925	123,487
First Industrial Realty Trust	12,170	324,087
GGP	15,900	368,562
Gramercy Property Trust	6,050	159,115
Highwoods Properties	3,800	186,694
Host Hotels & Resorts	22,025	410,987
Kilroy Realty	2,325	167,586
Kimco Realty	8,350	184,451
Kite Realty Group Trust	6,287	135,171
LaSalle Hotel Properties	5,650	163,567
Lexington Realty Trust	8,150	81,337
Life Storage	1,620	133,034
Macerich	2,100	135,240
Mack-Cali Realty	4,945	133,218
Mid-America Apartment Communities	1,771	180,182
National Retail Properties	6,745	294,217
Omega Healthcare Investors	2,550	84,125
Parkway	846	16,827
Pebblebrook Hotel Trust	7,060	206,223
Prologis	9,400	487,672
PS Business Parks	1,050	120,498
Public Storage	1,900	415,929
Ramco-Gershenson Properties Trust	14,075	197,331
Regency Centers	5,048	335,137
RLJ Lodging Trust	4,050	95,215
Simon Property Group	5,700	980,571
SL Green Realty	2,800	298,536
Spirit Realty Capital	10,275	104,086
Tanger Factory Outlet Centers	4,000	131,080
Taubman Centers	950	62,719
UDR	6,150	222,999
Urban Edge Properties	1,775	46,683
Ventas	5,700	370,728
Vornado Realty Trust	3,800	381,178
Welltower	2,025	143,411

		13,141,363

	Number of shares	Value (U.S. $)

Common Stock (continued)

U.S. Markets (continued)
Telecommunication Services – 0.75%
AT&T	28,830	$1,197,887
ATN International	1,545	108,799
Verizon Communications	15,500	755,625

		2,062,311

Utilities – 0.42%
Edison International	9,500	756,295
NorthWestern	2,710	159,077
South Jersey Industries	3,250	115,863
Spire	1,945	131,287

		1,162,522

Total U.S. Markets (cost $50,156,023)		78,349,276

Developed Markets – 17.25%§
Consumer Discretionary – 2.92%
Bandai Namco Holdings	4,300	128,618
Bayerische Motoren Werke	7,531	686,993
Cie Generale des Etablissements Michelin	1,030	125,099
Denso	4,200	184,743
Donaco International	165,000	49,794
Hennes & Mauritz Class B	4,750	121,392
Industria de Diseno Textil	5,150	181,522
Kering	2,285	591,005
LVMH Moet Hennessy Louis Vuitton	1,230	270,109
Next	1,500	81,188
Nitori Holdings	4,648	587,419
Oriental Land	2,400	137,602
Publicis Groupe	3,912	273,394
RTL Group	1,694	136,440
Sekisui Chemical	10,200	171,420
Sodexo	1,255	147,606
Stanley Electric	5,200	148,298
Sumitomo Rubber Industries	40,600	691,801
Techtronic Industries	158,000	639,400
Toyota Motor	16,789	911,157
USS	7,300	121,699
Valeo	6,015	400,601
Whitbread	2,500	123,974
WPP	8,650	189,874
Yue Yuen Industrial Holdings	226,500	890,378

		7,991,526

Consumer Staples – 2.57%
Anheuser-Busch InBev	1,500	164,661
Aryzta †	12,917	414,597
Asahi Group Holdings	3,400	128,512

(continues)	49

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Number of shares	Value (U.S. $)

Common Stock (continued)

Developed Markets§ (continued)
Consumer Staples (continued)
British American Tobacco	6,650	$441,585
Carlsberg Class B	6,818	629,631
Chocoladefabriken Lindt & Spruengli †	29	164,449
Coca-Cola Amatil	62,214	514,291
Coca-Cola European Partners	4,000	149,565
Danone	2,855	194,195
Diageo	5,950	170,229
FamilyMart UNY Holdings	1,900	113,321
Imperial Brands	11,881	575,630
Japan Tobacco	22,600	734,454
Jeronimo Martins	8,030	143,659
Kao	3,300	180,932
Koninklijke Ahold Delhaize	8,222	175,951
L’Oreal	1,460	280,589
Nestle	8,370	642,175
Reckitt Benckiser Group	1,470	134,191
Suntory Beverage & Food	2,900	122,168
Svenska Cellulosa Class B	3,750	120,945
Tate & Lyle	12,300	117,815
Treasury Wine Estates	11,700	109,322
Unilever	3,170	156,465
Unilever CVA	4,250	211,144
WH Group 144A #	153,000	131,905
Woolworths	6,600	133,624

		7,056,005

Energy – 0.51%
Amec Foster Wheeler	17,100	113,872
Neste	2,000	78,004
Origin Energy †	20,500	110,417
Suncor Energy	15,800	485,103
TOTAL	12,112	612,653

		1,400,049

Financials – 2.15%
AIA Group	43,600	274,902
AXA	31,380	811,965
Banco Espirito Santo Class R =†	285,000	0
Bank Leumi Le-Israel †	35,650	157,460
Deutsche Bank †	3,650	62,885
ING Groep	48,253	729,419
Medibank Pvt	53,500	115,265
Mitsubishi UFJ Financial Group	176,073	1,106,604
Nordea Bank	85,346	974,360
Prudential	12,800	270,386

	Number of shares	Value (U.S. $)

Common Stock (continued)

Developed Markets§ (continued)
Financials (continued)
Sony Financial Holdings	7,600	$122,127
Standard Chartered †	74,871	715,739
UniCredit	36,176	557,662

		5,898,774

Healthcare – 2.39%
Actelion †	665	187,354
Astellas Pharma	15,200	200,155
Bayer	2,060	237,452
Fresenius SE & Co.	2,430	195,280
GlaxoSmithKline	8,100	168,414
ICON †	1,640	130,741
Indivior	30,300	122,278
Lonza Group †	730	138,034
Merck	1,495	170,332
Miraca Holdings	3,300	151,765
Novartis	17,338	1,286,957
Novo Nordisk Class B	3,550	121,921
Orion Class B	2,830	147,541
Ramsay Health Care	2,690	143,635
Roche Holding	2,385	609,078
Sanofi	12,013	1,084,445
Shire	10,601	619,074
Smith & Nephew	9,000	137,117
Sumitomo Dainippon Pharma	8,000	132,076
Teva Pharmaceutical Industries ADR	17,900	574,411

		6,558,060

Industrials – 3.52%
ABB	7,250	169,588
ANDRITZ	2,520	126,043
Aurizon Holdings	34,200	137,176
Deutsche Lufthansa	10,100	163,775
Deutsche Post	26,649	912,718
East Japan Railway	9,141	795,948
Elbit Systems	980	112,162
Fraport Frankfurt Airport Services Worldwide	2,340	165,580
Fuji Electric	24,000	142,495
ITOCHU	80,749	1,145,993
Japan Airlines	4,700	148,857
JTEKT	7,900	122,690
Koninklijke Philips	31,030	997,387
Legrand	2,850	171,842
Leonardo †	11,084	157,146
Meggitt	84,113	469,280
MINEBEA MITSUMI	40,900	545,554

50

	Number of shares	Value (U.S. $)

Common Stock (continued)

Developed Markets§ (continued)
Industrials (continued)
Mitsubishi Electric	9,800	$140,578
Mitsubishi Heavy Industries	35,000	140,402
Rexel	17,843	323,974
Rolls-Royce Holdings †	15,000	141,703
Safran	2,020	150,910
Securitas Class B	7,250	113,273
Singapore Airlines	12,500	89,985
Teleperformance	5,893	636,524
Vestas Wind Systems	1,600	130,091
Vinci	13,285	1,053,012
Wolters Kluwer	3,150	130,939
Yamato Holdings	5,200	108,946

		9,644,571

Information Technology – 1.15%
Amadeus IT Group	3,950	200,411
ASM Pacific Technology	13,800	187,693
ASML Holding (New York Shares) †	1,385	183,928
Atos	1,620	200,387
Brother Industries	7,900	164,982
CGI Group Class A †	11,204	536,842
Infineon Technologies	7,550	154,200
InterXion Holding †	2,400	94,944
Nice	1,830	122,960
Omron	4,300	188,678
Playtech	50,788	592,417
SAP	2,275	223,233
Seiko Epson	8,500	178,963
Trend Micro	2,900	128,941

		3,158,579

Materials – 1.03%
Alamos Gold	28,071	225,438
Amcor	11,750	135,194
Anglo American †	9,500	145,152
Anglo American ADR †	8,700	66,207
BHP Billiton	8,250	127,551
Boral	25,300	112,883
Chr Hansen Holding	1,770	113,607
Covestro 144A #	1,720	132,406
Daicel	11,100	133,702
EMS-Chemie Holding	315	183,500
Fletcher Building	16,700	97,400
Johnson Matthey	3,102	119,704
Kuraray	9,400	142,524
Rio Tinto	12,383	497,943
Shin-Etsu Chemical	2,400	207,901

	Number of shares	Value (U.S. $)

Common Stock (continued)

Developed Markets§ (continued)
Materials (continued)
South32	62,000	$130,736
Umicore	2,430	138,430
Yamana Gold	38,483	106,202

		2,816,480

Real Estate – 0.13%
Azrieli Group †	1,900	100,809
Daito Trust Construction	1,000	137,384
Westfield	18,700	126,867

		365,060

Telecommunication Services – 0.76%
KDDI	7,600	199,472
Nippon Telegraph & Telephone	21,186	904,301
Tele2 Class B	61,375	585,965
Telenor	6,700	111,508
Telstra	39,500	140,629
Vodafone Group	59,000	153,830

		2,095,705

Utilities – 0.12%
National Grid	14,030	178,155
Tokyo Gas	33,000	150,164

		328,319

Total Developed Markets (cost $38,415,780)		47,313,128

Emerging Markets X – 6.72%
Consumer Discretionary – 0.54%
Arcos Dorados Holdings Class A †	19,500	156,975
Astra International	340,400	220,326
B2W Cia Digital †	76,976	303,665
Ctrip.com International ADR †	4,800	235,920
Grupo Televisa ADR	13,250	343,705
Hyundai Motor	680	95,770
Woolworths Holdings	23,228	121,037

		1,477,398

Consumer Staples – 0.92%
Anadolu Efes Biracilik Ve Malt Sanayii	15,698	85,564
BRF ADR	12,660	155,085
China Mengniu Dairy	74,000	153,304
Cia Brasileira de Distribuicao ADR	6,900	132,480
Cia Cervecerias Unidas ADR	5,900	149,093
Coca-Cola Femsa ADR	5,600	401,520

(continues)	51

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Number of shares	Value (U.S. $)

Common Stock (continued)

Emerging Markets X (continued)
Consumer Staples (continued)
Fomento Economico Mexicano ADR	3,125	$276,625
JBS	14,900	48,832
Lotte Chilsung Beverage	138	174,613
Lotte Confectionery	1,240	212,895
Tingyi Cayman Islands Holding	157,816	198,196
Uni-President China Holdings	309,000	217,491
Wal-Mart de Mexico	44,372	102,385
X5 Retail Group GDR †	6,838	230,099

		2,538,182

Energy – 0.97%
Cairn India	25,954	122,246
China Petroleum & Chemical	198,850	161,199
Gazprom PJSC ADR	55,537	248,250
Lukoil PJSC ADR	4,500	238,770
Petroleo Brasileiro ADR †	29,800	288,762
PTT	18,391	207,125
Reliance Industries GDR 144A #	30,375	1,224,113
Rosneft Oil PJSC GDR	27,910	158,808

		2,649,273

Financials – 0.85%
Akbank	108,919	255,631
Banco Bradesco ADR	21,400	219,136
Bangkok Bank	28,361	149,801
Grupo Financiero Banorte	19,600	112,791
Grupo Financiero Santander Mexico Class B ADR	18,600	167,958
ICICI Bank ADR	34,900	300,140
Industrial & Commercial Bank of China	114,000	74,518
Itau Unibanco Holding ADR	27,040	326,373
KB Financial Group ADR	4,489	197,381
Samsung Life Insurance	2,564	248,765
Sberbank of Russia PJSC =	98,223	278,904

		2,331,398

Healthcare – 0.04%
Hypermarcas	12,100	112,087

		112,087

Industrials – 0.11%
Gol Linhas Aereas Inteligentes ADR †	2,510	66,515
KCC	587	185,816
Rumo †	4,406	12,047
Santos Brasil Participacoes †	32,500	23,566

	Number of shares	Value (U.S. $)

Common Stock (continued)

Emerging Markets X (continued)
Industrials (continued)
ZTO Express Cayman ADR †	420	$5,498

		293,442

Information Technology – 1.93%
Alibaba Group Holding ADR †	5,500	593,065
Baidu ADR †	3,600	621,072
Hon Hai Precision Industry	73,978	221,867
MediaTek	43,000	304,688
Samsung Electronics	607	1,118,144
Samsung SDI	934	115,257
SINA †	5,800	418,296
Sohu.com †	9,500	373,635
Taiwan Semiconductor Manufacturing	61,069	380,392
Taiwan Semiconductor Manufacturing ADR	11,000	361,240
Tencent Holdings	23,000	659,384
Weibo ADR †	480	25,046
WNS Holdings ADR †	3,960	113,296

		5,305,382

Materials – 0.31%
Braskem ADR	6,775	137,871
Cemex ADR †	18,199	165,065
Cemex Latam Holdings †	10,013	36,918
Cia de Minas Buenaventura ADR	6,100	73,444
Impala Platinum Holdings †	5,403	18,211
Sociedad Quimica y Minera de Chile ADR	2,900	99,673
UltraTech Cement	5,021	308,115

		839,297

Real Estate – 0.09%
Etalon Group GDR 144A #=	16,400	61,992
IRSA Inversiones y Representaciones ADR †	4,500	110,295
UEM Sunrise	258,519	74,188

		246,475

Telecommunication Services – 0.96%
America Movil Class L ADR	17,220	244,007
China Mobile	32,921	360,282
China Mobile ADR	1,725	95,272
LG Uplus	8,918	114,037
Mobile TeleSystems ADR	7,600	83,828
SK Telecom ADR	31,200	785,616
Telefonica Brasil ADR	20,405	303,014
TIM Participacoes ADR	23,100	369,138

52

	Number of shares	Value (U.S. $)

Common Stock (continued)

Emerging Markets X (continued)
Telecommunication Services (continued)
Turkcell Iletisim Hizmetleri ADR †	12,450	$103,086
VEON ADR	21,400	87,312
Vodacom Group	7,335	83,102

		2,628,694

Total Emerging Markets (cost $15,414,665)		18,421,628

Total Common Stock (cost $103,986,468)		144,084,032

Exchange-Traded Funds – 2.38%

iShares MSCI EAFE ETF	685	42,669
iShares MSCI EAFE Growth ETF	6,840	475,312
iShares Russell 1000 Growth ETF	41,620	4,736,356
Vanguard FTSE Developed Markets ETF	1,900	74,670
Vanguard Mega Cap Growth ETF	6,205	593,881
Vanguard Russell 1000 Growth ETF	5,145	600,421

Total Exchange-Traded Funds (cost $6,254,026)		6,523,309

	Principal amount°

Agency Asset-Backed Securities – 0.02%

Fannie Mae Grantor Trust Series 2003-T4 2A5 4.816% 9/26/33 ϕ	49,887	54,907
Fannie Mae REMIC Trust Series 2002-W11 AV1 1.322% 11/25/32 ●	2,593	2,535

Total Agency Asset-Backed Securities (cost $52,077)		57,442

Agency Collateralized Mortgage Obligations – 7.22%

Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	16,756	19,438
Series 2005-70 PA 5.50% 8/25/35	8,046	8,994
Series 2008-15 SB 5.618% 8/25/36 S●	22,303	4,234

	Principal amount°	Value (U.S. $)

Agency Collateralized Mortgage Obligations (continued)

Fannie Mae REMICs
Series 2010-41 PN 4.50% 4/25/40	120,000	$129,482
Series 2010-43 HJ 5.50% 5/25/40	11,733	13,094
Series 2010-96 DC 4.00% 9/25/25	2,580	2,758
Series 2010-129 SM 5.018% 11/25/40 S●	125,219	20,291
Series 2012-51 SA 5.518% 5/25/42 S●	56,390	12,981
Series 2012-98 MI 3.00% 8/25/31 S	177,181	20,010
Series 2012-99 AI 3.50% 5/25/39 S	463,952	49,486
Series 2012-118 AI 3.50% 11/25/37 S	91,121	11,134
Series 2012-120 WI 3.00% 11/25/27 S	49,402	5,000
Series 2012-122 SD 5.118% 11/25/42 S●	79,384	16,303
Series 2012-125 MI 3.50% 11/25/42 S	370,115	74,113
Series 2013-7 EI 3.00% 10/25/40 S	5,002,391	673,546
Series 2013-26 ID 3.00% 4/25/33 S	183,136	25,690
Series 2013-38 AI 3.00% 4/25/33 S	170,291	23,043
Series 2013-43 IX 4.00% 5/25/43 S	510,945	120,705
Series 2013-44 DI 3.00% 5/25/33 S	552,101	88,068
Series 2013-45 PI 3.00% 5/25/33 S	348,383	51,361
Series 2013-51 PI 3.00% 11/25/32 S	341,084	40,583
Series 2013-55 AI 3.00% 6/25/33 S	211,149	30,552
Series 2013-59 PY 2.50% 6/25/43	70,000	63,927
Series 2013-62 PY 2.50% 6/25/43	55,000	50,312
Series 2013-64 KI 3.00% 2/25/33 S	1,108,361	146,359
Series 2013-69 IJ 3.00% 7/25/33 S	62,762	9,126
Series 2013-71 ZA 3.50% 7/25/43	67,262	67,418
Series 2014-25 DI 3.50% 8/25/32 S	82,998	9,463

(continues)	53

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Principal amount°	Value (U.S. $)

Agency Collateralized Mortgage Obligations (continued)

Fannie Mae REMICs
Series 2014-36 ZE 3.00% 6/25/44	103,417	$94,452
Series 2014-68 BS 5.168% 11/25/44 S●	175,797	34,407
Series 2014-90 SA 5.168% 1/25/45 S●	117,158	23,580
Series 2015-11 BI 3.00% 1/25/33 S	142,591	14,604
Series 2015-40 GZ 3.50% 5/25/45	25,588	24,343
Series 2015-43 PZ 3.50% 6/25/45	10,662	10,736
Series 2015-44 Z 3.00% 9/25/43	177,044	171,134
Series 2015-71 PI 4.00% 3/25/43 S	663,198	108,752
Series 2015-95 SH 5.018% 1/25/46 S●	171,855	36,806
Series 2016-2 HI 3.00% 12/25/41 S	317,662	42,476
Series 2016-17 BI 4.00% 2/25/43 S	1,727,251	294,236
Series 2016-33 DI 3.50% 6/25/36 S	85,201	13,337
Series 2016-54 PI 3.00% 2/25/44 S	323,502	40,137
Series 2016-62 SA 5.018% 9/25/46 S●	273,645	65,664
Series 2016-74 GS 5.018% 10/25/46 S●	2,435,946	599,998
Series 2016-74 IH 3.50% 11/25/45 S	97,807	17,923
Series 2016-80 BZ 3.00% 11/25/46	369,585	324,112
Series 2016-80 CZ 3.00% 11/25/46	323,007	283,243
Series 2016-80 JZ 3.00% 11/25/46	33,415	30,314
Series 2016-90 CI 3.00% 2/25/45 S	2,398,071	369,045
Series 2016-95 IO 3.00% 12/25/46 S	3,663,179	723,627
Series 2016-95 LZ 2.50% 12/25/46	166,379	135,213
Series 2016-95 US 5.018% 12/25/46 S●	3,727,407	817,679
Series 2016-99 DI 3.50% 1/25/46 S	98,878	16,505
Series 2016-99 TI 3.50% 3/25/36 S	167,192	23,018

	Principal amount°	Value (U.S. $)

Agency Collateralized Mortgage Obligations (continued)

Fannie Mae REMICs
Series 2016-105 SA 5.018% 1/25/47 S●	97,314	$20,781
Series 2017-6 NI 3.50% 3/25/46 S	228,052	36,266
Series 2017-16 YT 3.00% 7/25/46	70,000	68,534
Series 2017-24 AI 3.00% 8/25/46 S	190,000	25,175
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24	11,083	12,352
Series 2621 QH 5.00% 5/15/33	367	393
Series 2708 ZD 5.50% 11/15/33	22,761	25,309
Series 4050 EI 4.00% 2/15/39 S	44,966	4,610
Series 4065 DE 3.00% 6/15/32	30,000	30,185
Series 4100 EI 3.00% 8/15/27 S	183,101	18,508
Series 4109 AI 3.00% 7/15/31 S	324,698	34,946
Series 4120 IK 3.00% 10/15/32 S	263,808	36,021
Series 4136 EZ 3.00% 11/15/42	35,914	35,295
Series 4146 IA 3.50% 12/15/32 S	139,372	21,948
Series 4159 KS 5.238% 1/15/43 S●	62,527	14,376
Series 4161 IM 3.50% 2/15/43 S	113,417	25,672
Series 4181 DI 2.50% 3/15/33 S	87,204	9,808
Series 4184 GS 5.208% 3/15/43 S●	148,296	33,781
Series 4185 LI 3.00% 3/15/33 S	135,258	18,890
Series 4186 IE 3.00% 3/15/33 S	2,954,116	415,628
Series 4191 CI 3.00% 4/15/33 S	65,956	9,275
Series 4206 DZ 3.00% 5/15/33	79,932	77,904
Series 4223 HI 3.00% 4/15/30 S	774,482	61,064
Series 4342 CI 3.00% 11/15/33 S	64,294	8,329

54

	Principal amount°	Value (U.S. $)

Agency Collateralized Mortgage Obligations (continued)

Freddie Mac REMICs
Series 4366 DI 3.50% 5/15/33 S	396,069	$53,941
Series 4433 DI 3.00% 8/15/32 S	1,539,055	155,326
Series 4435 DY 3.00% 2/15/35	142,000	140,943
Series 4476 GI 3.00% 6/15/41 S	346,535	39,849
Series 4493 HI 3.00% 6/15/41 S	77,684	10,549
Series 4518 CI 3.50% 6/15/42 S	1,064,786	144,441
Series 4567 LI 4.00% 8/15/45 S	1,622,643	307,676
Series 4574 AI 3.00% 4/15/31 S	661,954	84,759
Series 4581 LI 3.00% 5/15/36 S	86,514	12,099
Series 4592 WT 5.50% 6/15/46	283,079	315,937
Series 4594 SG 5.088% 6/15/46 S●	95,852	23,410
Series 4596 ZH 3.00% 11/15/45	1,651,703	1,649,941
Series 4614 HB 2.50% 9/15/46	72,000	64,366
Series 4618 SA 5.088% 9/15/46 S●	102,202	25,088
Series 4623 IY 4.00% 10/15/46 S	98,331	22,130
Series 4623 LZ 2.50% 10/15/46	267,772	228,442
Series 4623 MW 2.50% 10/15/46	510,000	463,108
Series 4623 WI 4.00% 8/15/44 S	298,967	55,600
Series 4643 QI 3.50% 9/15/45 S	501,679	82,630
Series 4648 ND 3.00% 9/15/46	28,000	26,659
Series 4648 SA 5.088% 1/15/47 S●	4,403,131	1,006,454
Series 4656 HI 3.50% 5/15/42 S	184,346	22,862
Series 4657 NW 3.00% 4/15/45	27,000	26,680
Series 4660 GI 3.00% 8/15/43 S	174,628	24,932

	Principal amount°	Value (U.S. $)

Agency Collateralized Mortgage Obligations (continued)

Freddie Mac Strips
Series 267 S5 5.088% 8/15/42 S●	178,571	$36,188
Series 299 S1 5.088% 1/15/43 S●	136,391	27,920
Series 326 S2 5.038% 3/15/44 S●	92,375	18,297
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2015-HQA2 M2 3.782% 5/25/28 ●	237,685	245,049
GNMA
Series 2010-113 KE 4.50% 9/20/40	295,000	321,483
Series 2012-136 MX 2.00% 11/20/42	540,000	489,641
Series 2013-113 AZ 3.00% 8/20/43	180,361	171,056
Series 2013-113 LY 3.00% 5/20/43	312,000	307,457
Series 2015-64 GZ 2.00% 5/20/45	74,687	60,737
Series 2015-74 CI 3.00% 10/16/39 S	75,677	9,605
Series 2015-82 GI 3.50% 12/20/38 S	266,289	26,757
Series 2015-133 AL 3.00% 5/20/45	188,000	183,673
Series 2015-142 AI 4.00% 2/20/44 S	68,429	8,655
Series 2016-5 GL 3.00% 7/20/45	315,000	307,092
Series 2016-101 QL 3.00% 7/20/46	808,000	764,064
Series 2016-108 YL 3.00% 8/20/46	3,921,650	3,683,328
Series 2016-111 PB 2.50% 8/20/46	67,000	60,276
Series 2016-134 MW 3.00% 10/20/46	810,000	806,330
Series 2016-135 Z 3.00% 10/20/46	12,151	11,006
Series 2016-146 KS 5.122% 10/20/46 S●	97,309	23,293
Series 2016-149 GI 4.00% 11/20/46 S	98,757	21,595
Series 2016-160 VZ 2.50% 11/20/46	33,276	27,096
Series 2017-4 BW 3.00% 1/20/47	28,000	26,384

(continues)	55

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Principal amount°	Value (U.S. $)

Agency Collateralized Mortgage Obligations (continued)

GNMA
Series 2017-25 CZ 3.50% 2/20/47	12,035	$12,001

Total Agency Collateralized Mortgage Obligations (cost $19,897,072)		19,784,667

Agency Commercial Mortgage-Backed Securities – 0.41%

Freddie Mac Multifamily Structured Pass Through Certificates
Series K037 A2 3.49% 1/25/24 ◆	130,000	137,736
Series KS03 A4 3.161% 5/25/25 ◆●	110,000	110,941
FREMF Mortgage Trust
Series 2011-K14 B 144A 5.167% 2/25/47 #●	45,000	49,185
Series 2011-K15 B 144A 4.949% 8/25/44 #●	10,000	10,862
Series 2012-K18 B 144A 4.256% 1/25/45 #●	50,000	52,907
Series 2012-K22 B 144A 3.686% 8/25/45 #●	95,000	97,646
Series 2012-K708 B 144A 3.752% 2/25/45 #●	95,000	97,091
Series 2013-K32 B 144A 3.538% 10/25/46 #●	255,000	254,873
Series 2013-K33 B 144A 3.502% 8/25/46 #●	80,000	79,509
Series 2013-K712 B 144A 3.365% 5/25/45 #●	55,000	56,096
Series 2013-K713 B 144A 3.166% 4/25/46 #●	35,000	35,507
Series 2013-K713 C 144A 3.166% 4/25/46 #●	135,000	135,346

Total Agency Commercial Mortgage-Backed Securities (cost $1,123,815)		1,117,699

Agency Mortgage-Backed Securities – 6.45%

Fannie Mae S.F. 30 yr
4.50% 5/1/39	103,661	111,809
4.50% 2/1/46	524,084	563,463
5.00% 11/1/33	1,207	1,323
5.00% 8/1/35	3,821	4,181
5.00% 10/1/35	523,012	572,248
5.00% 10/1/36	1,600	1,751
5.00% 12/1/36	1,212	1,325

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)

Fannie Mae S.F. 30 yr
5.50% 3/1/34	107,699	$120,732
5.50% 4/1/34	1,860	2,083
5.50% 11/1/34	3,843	4,303
5.50% 2/1/35	3,392	3,798
5.50% 8/1/37	16,747	18,754
5.50% 1/1/38	178,590	199,696
5.50% 3/1/38	62,767	70,326
5.50% 12/1/38	1,724	1,930
5.50% 6/1/39	41,060	45,955
5.50% 7/1/40	39,809	44,536
5.50% 6/1/41	108,008	120,988
5.50% 5/1/44	2,258,696	2,527,565
6.00% 3/1/34	9,687	11,090
6.00% 8/1/34	16,263	18,564
6.00% 11/1/34	481	547
6.00% 4/1/35	15,894	18,063
6.00% 6/1/35	192,085	218,760
6.00% 7/1/35	56,782	64,430
6.00% 12/1/35	78,708	89,439
6.00% 5/1/36	157,284	178,039
6.00% 6/1/36	285,050	329,945
6.00% 9/1/36	150,173	170,305
6.00% 12/1/36	4,106	4,675
6.00% 2/1/37	12,681	14,322
6.00% 5/1/37	172,438	195,790
6.00% 6/1/37	2,286	2,607
6.00% 7/1/37	1,778	2,008
6.00% 8/1/37	258,883	293,825
6.00% 9/1/37	152,153	172,095
6.00% 11/1/37	774	874
6.00% 3/1/38	388,288	442,659
6.00% 5/1/38	87,462	99,050
6.00% 9/1/38	74,808	84,775
6.00% 10/1/38	5,592	6,313
6.00% 11/1/38	9,689	11,060
6.00% 1/1/39	18,289	20,647
6.00% 9/1/39	466,740	533,076
6.00% 10/1/39	209,521	239,845
6.00% 3/1/40	71,210	80,391
6.00% 7/1/40	61,749	69,725
6.00% 9/1/40	15,361	17,360
6.00% 11/1/40	6,582	7,540
6.00% 5/1/41	126,686	143,184
6.00% 6/1/41	64,808	73,217
6.00% 7/1/41	58,202	65,711
7.50% 6/1/31	11,274	13,673
Fannie Mae S.F. 30 yr TBA
4.50% 4/1/47	6,880,000	7,365,900

56

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)

Freddie Mac ARM
2.553% 10/1/46●	108,924	$109,400
Freddie Mac S.F. 30 yr
5.00% 5/1/41	118,694	130,757
5.50% 3/1/34	4,952	5,567
5.50% 12/1/34	4,425	4,975
5.50% 11/1/36	5,420	6,025
5.50% 9/1/37	5,067	5,619
5.50% 6/1/39	17,391	19,281
5.50% 3/1/40	14,639	16,228
5.50% 8/1/40	10,378	11,507
5.50% 6/1/41	213,219	238,021
6.00% 5/1/35	21,446	24,426
6.00% 2/1/36	9,498	10,813
6.00% 3/1/36	20,002	22,796
6.00% 8/1/38	33,441	38,326
6.00% 10/1/38	7,956	9,099
6.00% 3/1/40	201,237	227,179
6.00% 5/1/40	594,010	676,044
6.00% 7/1/40	30,241	34,280
6.50% 12/1/31	4,756	5,372
GNMA II S.F. 30 yr
5.00% 9/20/46	202,888	217,866
5.50% 5/20/37	25,521	28,387
5.50% 4/20/40	23,084	25,236
6.00% 2/20/39	33,854	38,379
6.00% 10/20/39	38,671	43,193
6.00% 2/20/40	122,321	137,018
6.00% 4/20/46	38,594	43,191
6.50% 6/20/39	42,662	48,293
6.50% 10/20/39	36,333	41,011

Total Agency Mortgage-Backed Securities (cost $17,696,051)		17,694,559

Collateralized Debt Obligations – 1.04%

AMMC CLO Series 2015-16A AR 144A 2.42% 4/14/29 #●	170,000	169,915
Avery Point III CLO Series 2013-3A A 144A 2.424% 1/18/25 #●	250,000	249,895
Benefit Street Partners CLO IV Series 2014-IVA A1R 144A 2.515% 1/20/29 #●	500,000	501,433
Cedar Funding VI CLO Series 2016-6A A1 144A 2.344% 10/20/28 #●	250,000	250,524

	Principal amount°		Value (U.S. $)

Collateralized Debt Obligations (continued)

GoldentTree Loan Management U.S. CLO Series 2017-1A A 144A 2.38% 4/20/29 #●		250,000	$250,905
JFIN CLO Series 2017-1A A1 144A 2.324% 4/24/29 #●		155,000	155,233
Magnetite IX Series 2014-9A A1 144A 2.458% 7/25/26 #●		285,000	285,285
Neuberger Berman CLO XIX Series 2015-19A A1 144A 2.443% 7/15/27 #●		250,000	249,995
Shackleton CLO Series 2014-5A A 144A 2.534% 5/7/26 #●		250,000	249,916
TIAA CLO II Series 2017-1A A 144A 2.49% 4/20/29 #●		250,000	249,781
Venture CDO Series 2016-25A A1 144A 2.49% 4/20/29 #●		100,000	100,326
Venture XXIV CLO Series 2016-24A A1D 144A 2.419% 10/20/28 #●		140,000	140,186

Total Collateralized Debt Obligations (cost $2,847,677)			2,853,394

Convertible Bond – 0.09%

Clearwire Communications 144A 8.25% exercise price $7.08, maturity date 12/1/40 #		250,000	259,687

Total Convertible Bond (cost $261,250)			259,687

Corporate Bonds – 22.17%

Banking – 5.15%
Banco Nacional de Costa Rica 144A 5.875% 4/25/21 #		200,000	203,750
Bank Nederlandse Gemeenten 3.50% 7/19/27	AUD	24,000	18,210
Bank of America
3.124% 1/20/23 ●		420,000	422,081
3.248% 10/21/27		55,000	52,465
3.30% 8/5/21	AUD	20,000	15,234

(continues)	57

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Principal amount°		Value (U.S. $)

Corporate Bonds (continued)

Banking (continued)
Bank of America
3.824% 1/20/28 ●		155,000	$155,630
4.183% 11/25/27		155,000	155,860
Bank of New York Mellon
2.15% 2/24/20		25,000	25,110
2.20% 8/16/23		140,000	134,507
2.50% 4/15/21		235,000	235,725
3.442% 2/7/28 ●		205,000	206,793
4.625% 12/29/49 ●		140,000	134,750
Barclays
4.337% 1/10/28		200,000	200,008
4.95% 1/10/47		200,000	200,551
8.25% 12/29/49 ●		200,000	210,694
BBVA Bancomer 144A 6.50% 3/10/21 #		150,000	165,000
Citigroup
1.80% 1/10/20 ●		595,000	597,229
3.75% 10/27/23	AUD	24,000	18,338
Citizens Financial Group
2.375% 7/28/21		75,000	74,025
4.30% 12/3/25		105,000	108,404
Compass Bank 3.875% 4/10/25		250,000	245,805
Cooperatieve Rabobank 3.75% 7/21/26		250,000	244,722
Credit Suisse Group 144A 6.25% 12/29/49 #●		400,000	407,184
Credit Suisse Group Funding Guernsey 4.55% 4/17/26		315,000	326,139
Export-Import Bank of India 144A 3.375% 8/5/26 #		200,000	191,554
Export-Import Bank of Korea 4.00% 6/7/27	AUD	10,000	7,607
Fifth Third Bancorp 2.875% 7/27/20		50,000	50,681
Fifth Third Bank 3.85% 3/15/26		200,000	201,953
Goldman Sachs Group
3.85% 1/26/27		95,000	95,611
5.15% 5/22/45		235,000	247,368
5.20% 12/17/19	NZD	20,000	14,553
HSBC Holdings 4.041% 3/13/28 ●		200,000	202,389
Huntington Bancshares 2.30% 1/14/22		80,000	77,988
Huntington National Bank 2.375% 3/10/20		260,000	261,062
ING Groep 3.15% 3/29/22		200,000	200,742

	Principal amount°		Value (U.S. $)

Corporate Bonds (continued)

Banking (continued)
ING Groep 3.95% 3/29/27		270,000	$270,741
JPMorgan Chase & Co.
3.782% 2/1/28 ●		320,000	323,357
4.25% 11/2/18	NZD	110,000	78,273
4.25% 10/1/27		160,000	164,545
KeyBank
2.35% 3/8/19		260,000	262,095
3.40% 5/20/26		250,000	243,568
KeyCorp 5.00% 12/29/49 ●		225,000	223,313
Landwirtschaftliche Rentenbank 5.375% 4/23/24	NZD	335,000	256,536
Lloyds Banking Group 3.00% 1/11/22		200,000	199,054
Morgan Stanley
2.625% 11/17/21		190,000	188,699
3.625% 1/20/27		110,000	109,372
3.95% 4/23/27		270,000	267,891
5.00% 9/30/21	AUD	24,000	19,590
National City Bank 1.472% 6/7/17 ●		250,000	250,011
Nationwide Building Society 144A 4.00% 9/14/26 #		250,000	242,475
PNC Bank 2.625% 2/17/22		250,000	250,297
PNC Financial Services Group 5.00% 12/29/49 ●		145,000	144,637
Royal Bank of Canada 2.75% 2/1/22		215,000	217,090
Royal Bank of Scotland Group
3.875% 9/12/23		400,000	394,724
8.625% 12/29/49 ●		200,000	209,000
Santander UK Group Holdings 3.571% 1/10/23		200,000	200,228
State Street
2.55% 8/18/20		115,000	116,585
3.10% 5/15/23		65,000	65,516
3.55% 8/18/25		115,000	118,299
SunTrust Bank 3.30% 5/15/26		200,000	194,552
SunTrust Banks 2.70% 1/27/22		35,000	34,894
Swedbank 144A 2.65% 3/10/21 #		200,000	201,103
Toronto-Dominion Bank
2.125% 4/7/21		460,000	456,142
2.50% 12/14/20		90,000	90,789
3.625% 9/15/31 ●		135,000	132,419
U.S. Bancorp 3.10% 4/27/26		155,000	152,356

58

	Principal amount°		Value (U.S. $)

Corporate Bonds (continued)

Banking (continued)
UBS Group Funding Jersey 144A 2.65% 2/1/22 #		200,000	$196,255
UBS Group Funding Switzerland
144A 3.491% 5/23/23 #		200,000	201,502
144A 4.253% 3/23/28 #		300,000	304,116
USB Capital IX 3.50% 10/29/49 ●		235,000	200,044
Wells Fargo & Co.
3.00% 7/27/21	AUD	38,000	28,603
3.069% 1/24/23		385,000	386,906
Wells Fargo Bank 2.15% 12/6/19		300,000	301,203
Woori Bank 144A 4.75% 4/30/24 #		200,000	206,895
Zions Bancorporation 4.50% 6/13/23		100,000	103,785

			14,117,182

Basic Industry – 1.53%
BHP Billiton Finance USA 144A 6.25% 10/19/75 #●		200,000	217,050
Boise Cascade 144A 5.625% 9/1/24 #		110,000	112,200
Builders FirstSource 144A 5.625% 9/1/24 #		105,000	106,969
CF Industries 6.875% 5/1/18		195,000	203,775
Cliffs Natural Resources 144A 5.75% 3/1/25 #		15,000	14,587
Dow Chemical 8.55% 5/15/19		611,000	692,919
Freeport-McMoRan 144A 6.875% 2/15/23 #		150,000	155,625
General Electric
2.10% 12/11/19		25,000	25,243
4.25% 1/17/18	NZD	55,000	39,030
5.55% 5/4/20		75,000	82,996
6.00% 8/7/19		145,000	159,311
Georgia-Pacific 8.00% 1/15/24		290,000	371,996
International Paper 4.40% 8/15/47		250,000	236,891
INVISTA Finance 144A 4.25% 10/15/19 #		135,000	139,387
Koppers 144A 6.00% 2/15/25 #		80,000	82,800
LYB International Finance II 3.50% 3/2/27		205,000	201,574
Novelis 144A 5.875% 9/30/26 #		50,000	51,125

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Basic Industry (continued)
OCP 144A 4.50% 10/22/25 #	200,000	$197,775
Olin 5.125% 9/15/27	35,000	35,679
PolyOne 5.25% 3/15/23	60,000	60,750
Potash Corp. of Saskatchewan 4.00% 12/15/26	110,000	112,823
PulteGroup 5.00% 1/15/27	65,000	65,244
Southern Copper 5.875% 4/23/45	85,000	88,989
Standard Industries 144A 5.00% 2/15/27 #	170,000	167,025
Suzano Trading 144A 5.875% 1/23/21 #	100,000	107,030
US Concrete 144A 6.375% 6/1/24 #	50,000	52,000
Vale Overseas
5.875% 6/10/21	35,000	37,594
6.25% 8/10/26	155,000	168,756
Westlake Chemical 144A 5.00% 8/15/46 #	110,000	113,354
WR Grace & Co. 144A 5.625% 10/1/24 #	99,000	104,693

		4,205,190

Capital Goods – 0.98%
Ball 5.25% 7/1/25	100,000	106,250
CCL Industries 144A 3.25% 10/1/26 #	85,000	81,506
Cia Brasileira de Aluminio 144A 6.75% 4/5/21 #	100,000	108,500
Crown Americas 144A 4.25% 9/30/26 #	46,000	44,361
Fortune Brands Home & Security 3.00% 6/15/20	65,000	65,830
KLX 144A 5.875% 12/1/22 #	50,000	51,750
LafargeHolcim Finance 144A 3.50% 9/22/26 #	400,000	387,430
Lennox International 3.00% 11/15/23	245,000	241,112
Masco 3.50% 4/1/21	150,000	153,391
Owens-Brockway Glass Container 144A 5.875% 8/15/23 #	115,000	121,900
Parker-Hannifin 3.30% 11/21/24	10,000	10,184
Rockwell Collins 3.20% 3/15/24	110,000	109,930
Roper Technologies 2.80% 12/15/21	75,000	75,157

(continues)	59

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Capital Goods (continued)
Siemens Financierings-maatschappij 144A 2.70% 3/16/22 #	535,000	$535,867
Union Andina de Cementos 144A 5.875% 10/30/21 #	150,000	156,375
Waste Management 2.40% 5/15/23	435,000	427,738

		2,677,281

Consumer Cyclical – 1.41%
Albertsons 144A 6.625% 6/15/24 #	50,000	51,250
BMW US Capital 144A 3.30% 4/6/27 #	130,000	129,670
Boyd Gaming 6.375% 4/1/26	70,000	75,075
Daimler Finance North America 144A 3.45% 1/6/27 #	165,000	165,661
Dollar General 3.875% 4/15/27	225,000	225,611
Ford Motor Credit
3.096% 5/4/23	200,000	195,212
4.389% 1/8/26	200,000	204,196
General Motors Financial
3.45% 4/10/22	270,000	271,623
3.70% 5/9/23	75,000	75,664
5.25% 3/1/26	15,000	16,143
GLP Capital 5.375% 4/15/26	120,000	124,200
Goodyear Tire & Rubber 5.00% 5/31/26	95,000	97,613
Hanesbrands 144A 4.875% 5/15/26 #	105,000	103,687
Hilton Worldwide Finance 144A 4.875% 4/1/27 #	75,000	75,937
Hyundai Capital America
144A 2.125% 10/2/17 #	80,000	80,130
144A 2.55% 2/6/19 #	50,000	50,278
144A 3.00% 3/18/21 #	45,000	45,190
JD.com 3.125% 4/29/21	200,000	199,566
KFC Holding
144A 5.00% 6/1/24 #	42,000	42,997
144A 5.25% 6/1/26 #	40,000	40,800
Levi Strauss & Co. 5.00% 5/1/25	135,000	139,077
Live Nation Entertainment 144A 4.875% 11/1/24 #	70,000	70,175
Lowe’s 3.70% 4/15/46	290,000	269,848
Marriott International 3.75% 3/15/25	80,000	81,431

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Consumer Cyclical (continued)
Marriott International 4.50% 10/1/34	20,000	$20,322
MGM Resorts International 4.625% 9/1/26	50,000	48,750
Penn National Gaming 144A 5.625% 1/15/27 #	160,000	159,200
Scientific Games International 144A 7.00% 1/1/22 #	85,000	91,056
Target 3.625% 4/15/46	160,000	144,736
Toyota Motor Credit 2.80% 7/13/22	120,000	120,917
Walgreens Boots Alliance
3.10% 6/1/23	300,000	299,961
3.45% 6/1/26	80,000	78,138
Wyndham Worldwide 4.15% 4/1/24	80,000	80,783

		3,874,897

Consumer Non-Cyclical – 1.92%
Abbott Laboratories 2.90% 11/30/21	535,000	537,855
ACCO Brands 144A 5.25% 12/15/24 #	30,000	30,224
Anheuser-Busch InBev Finance 2.65% 2/1/21	640,000	645,326
Becle 144A 3.75% 5/13/25 #	300,000	293,500
Biogen 5.20% 9/15/45	105,000	113,916
Celgene 3.25% 8/15/22	275,000	279,568
Cencosud 144A 6.625% 2/12/45 #	200,000	204,952
DaVita 5.00% 5/1/25	130,000	129,919
Dean Foods 144A 6.50% 3/15/23 #	105,000	109,725
HCA 5.375% 2/1/25	130,000	135,525
HealthSouth
5.125% 3/15/23	30,000	30,150
5.75% 11/1/24	130,000	131,625
5.75% 9/15/25	30,000	30,113
Heineken 144A 3.50% 1/29/28 #	55,000	55,408
Hill-Rom Holdings 144A 5.00% 2/15/25 #	110,000	110,137
JBS USA 144A 5.875% 7/15/24 #	30,000	31,050
Molson Coors Brewing 3.00% 7/15/26	300,000	285,820
Mylan 3.95% 6/15/26	175,000	171,603
New York and Presbyterian Hospital 4.063% 8/1/56	90,000	84,611

60

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Consumer Non-Cyclical (continued)
Pernod Ricard 144A 4.45% 1/15/22 #	300,000	$319,664
Post Holdings 144A 5.00% 8/15/26 #	170,000	163,200
Revlon Consumer Products 6.25% 8/1/24	45,000	45,000
Reynolds American 4.00% 6/12/22	180,000	189,121
Shire Acquisitions Investments Ireland
2.40% 9/23/21	150,000	147,047
2.875% 9/23/23	220,000	213,737
Tempur Sealy International 5.50% 6/15/26	75,000	74,137
Thermo Fisher Scientific 3.00% 4/15/23	545,000	541,521
Transurban Finance 144A 3.375% 3/22/27 #	55,000	53,290
Universal Health Services 144A 5.00% 6/1/26 #	25,000	25,813
Zimmer Biomet Holdings 3.375% 11/30/21	90,000	91,134

		5,274,691

Energy – 2.07%
Anadarko Petroleum 5.55% 3/15/26	420,000	466,878
BP Capital Markets
3.216% 11/28/23	220,000	221,288
3.224% 4/14/24	135,000	135,170
CNOOC Finance 2015 Australia 2.625% 5/5/20	200,000	199,462
Diamondback Energy 144A 4.75% 11/1/24 #	85,000	85,927
Ecopetrol
5.875% 9/18/23	35,000	38,019
7.375% 9/18/43	25,000	26,837
Empresa Nacional del Petroleo 144A 4.75% 12/6/21 #	115,000	121,741
Enbridge
4.25% 12/1/26	65,000	66,475
6.00% 1/15/77 ●	35,000	35,481
Energy Transfer Equity 7.50% 10/15/20	110,000	123,200
Energy Transfer Partners
4.75% 1/15/26	35,000	36,078
6.125% 12/15/45	155,000	165,731
9.70% 3/15/19	95,000	108,067

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Energy (continued)
Enterprise Products Operating 7.034% 1/15/68 ●	25,000	$26,023
Genesis Energy 5.625% 6/15/24	50,000	49,125
Gulfport Energy
144A 6.00% 10/15/24 #	75,000	73,125
6.625% 5/1/23	35,000	35,569
Hilcorp Energy I 144A 5.00% 12/1/24 #	110,000	103,675
Kinder Morgan Energy Partners 5.80% 3/1/21	115,000	126,441
Laredo Petroleum 6.25% 3/15/23	80,000	81,600
MPLX
4.875% 12/1/24	225,000	237,034
4.875% 6/1/25	75,000	78,683
Murphy Oil 6.875% 8/15/24	125,000	132,813
Murphy Oil USA 6.00% 8/15/23	160,000	168,400
Newfield Exploration 5.75% 1/30/22	65,000	69,306
Noble Energy 5.05% 11/15/44	85,000	87,007
Pertamina Persero 144A 4.875% 5/3/22 #	200,000	212,388
Petrobras Global Finance
5.375% 1/27/21	55,000	56,778
6.75% 1/27/41	30,000	28,230
7.375% 1/17/27	80,000	84,776
Petroleos Mexicanos 144A 4.77% 3/11/22 #●	85,000	91,481
Plains All American Pipeline 8.75% 5/1/19	175,000	197,457
Regency Energy Partners 5.00% 10/1/22	155,000	164,994
Sabine Pass Liquefaction
144A 5.00% 3/15/27 #	35,000	36,624
5.625% 4/15/23	370,000	401,861
Shell International Finance
2.875% 5/10/26	85,000	82,738
4.00% 5/10/46	70,000	67,463
4.375% 5/11/45	180,000	183,105
Southwestern Energy 6.70% 1/23/25	80,000	79,600
Targa Resources Partners
144A 5.125% 2/1/25 #	60,000	62,025
144A 5.375% 2/1/27 #	65,000	67,600

(continues)	61

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Energy (continued)
Tengizchevroil Finance Co. International 144A 4.00% 8/15/26 #	200,000	$192,142
Transcanada Trust
5.30% 3/15/77 ●	55,000	54,450
5.875% 8/15/76 ●	75,000	79,313
Transocean Proteus 144A 6.25% 12/1/24 #	50,000	51,875
Woodside Finance
144A 3.65% 3/5/25 #	60,000	59,177
144A 3.70% 9/15/26 #	40,000	39,148
144A 8.75% 3/1/19 #	145,000	162,264
YPF
144A 8.50% 3/23/21 #	5,000	5,493
144A 23.854% 7/7/20 #●	90,000	100,755

		5,660,892

Financials – 0.76%
AerCap Global Aviation Trust 144A 6.50% 6/15/45 #●	200,000	209,750
AerCap Ireland Capital 3.95% 2/1/22	150,000	154,197
Affiliated Managers Group 3.50% 8/1/25	100,000	98,418
Air Lease
3.00% 9/15/23	130,000	127,203
3.625% 4/1/27	295,000	287,287
Aviation Capital Group
144A 2.875% 9/17/18 #	10,000	10,103
144A 2.875% 1/20/22 #	220,000	218,698
144A 4.875% 10/1/25 #	150,000	161,615
144A 6.75% 4/6/21 #	35,000	40,118
Berkshire Hathaway 2.75% 3/15/23	70,000	70,065
BlackRock 3.20% 3/15/27	95,000	95,151
E*TRADE Financial 5.875% 12/29/49 ●	145,000	149,749
Jefferies Group
4.85% 1/15/27	25,000	25,566
6.45% 6/8/27	50,000	56,662
6.50% 1/20/43	30,000	32,640
Lazard Group
3.625% 3/1/27	15,000	14,664
3.75% 2/13/25	100,000	99,565
Park Aerospace Holdings 144A 5.50% 2/15/24 #	123,000	128,227
SUAM Finance 144A 4.875% 4/17/24 #	100,000	104,070

		2,083,748

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Insurance – 0.77%
Allstate 3.28% 12/15/26	240,000	$241,427
Berkshire Hathaway Finance 2.90% 10/15/20	145,000	149,840
Manulife Financial 4.061% 2/24/32 ●	145,000	145,542
MetLife
6.40% 12/15/36	20,000	22,000
144A 9.25% 4/8/38 #	400,000	553,500
Principal Life Global Funding II 144A 3.00% 4/18/26 #	390,000	380,126
Prudential Financial
4.50% 11/15/20	5,000	5,369
5.375% 5/15/45 ●	85,000	89,165
TIAA Asset Management Finance
144A 2.95% 11/1/19 #	85,000	86,443
144A 4.125% 11/1/24 #	170,000	173,498
USI 144A 7.75% 1/15/21 #	20,000	20,363
XLIT
4.45% 3/31/25	75,000	75,789
5.50% 3/31/45	110,000	110,289
6.50% 12/29/49 ●	70,000	58,975

		2,112,326

Media – 0.67%
21st Century Fox America 4.95% 10/15/45	130,000	135,029
Cablevision 144A 6.50% 6/15/21 #	150,000	158,400
CCO Holdings 144A 5.75% 2/15/26 #	100,000	105,250
Comcast 3.00% 2/1/24	175,000	175,045
CSC Holdings 144A 5.50% 4/15/27 #	200,000	203,750
DISH DBS 7.75% 7/1/26	20,000	23,300
Gray Television 144A 5.875% 7/15/26 #	65,000	66,300
Myriad International Holdings 144A 5.50% 7/21/25 #	200,000	208,200
Nexstar Broadcasting 144A 5.625% 8/1/24 #	120,000	122,100
Sinclair Television Group 144A 5.125% 2/15/27 #	80,000	77,600
Sirius XM Radio 144A 5.375% 7/15/26 #	100,000	102,500
Time Warner Cable 7.30% 7/1/38	285,000	354,130

62

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Media (continued)
Tribune Media 5.875% 7/15/22	105,000	$109,987

		1,841,591

Real Estate – 0.94%
American Tower
2.25% 1/15/22	40,000	38,641
4.00% 6/1/25	160,000	162,145
4.40% 2/15/26	65,000	67,355
American Tower Trust I 144A 3.07% 3/15/23 #	145,000	144,689
CC Holdings GS V 3.849% 4/15/23	80,000	82,035
Corporate Office Properties
3.60% 5/15/23	80,000	77,854
5.25% 2/15/24	105,000	110,610
Crown Castle International 5.25% 1/15/23	130,000	142,021
CubeSmart 3.125% 9/1/26	120,000	112,930
CyrusOne 144A 5.00% 3/15/24 #	5,000	5,150
DDR 7.50% 4/1/17	30,000	30,000
Education Realty Operating Partnership 4.60% 12/1/24	100,000	100,912
ESH Hospitality 144A 5.25% 5/1/25 #	125,000	126,327
Hospitality Properties Trust 4.50% 3/15/25	95,000	95,500
Host Hotels & Resorts
3.75% 10/15/23	70,000	70,632
3.875% 4/1/24	50,000	50,444
4.50% 2/1/26	55,000	56,995
Iron Mountain U.S. Holdings 144A 5.375% 6/1/26 #	100,000	100,250
Kite Realty Group 4.00% 10/1/26	45,000	43,203
LifeStorage 3.50% 7/1/26	90,000	86,272
MGM Growth Properties Operating Partnership 4.50% 9/1/26	100,000	97,500
Realty Income 4.125% 10/15/26	100,000	103,179
Regency Centers 3.60% 2/1/27	60,000	59,646
SBA Communications 144A 4.875% 9/1/24 #	120,000	118,776
UDR 4.00% 10/1/25	355,000	362,710
Uniti Group 144A 7.125% 12/15/24 #	50,000	50,875

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Real Estate (continued)
WP Carey 4.60% 4/1/24	80,000	$82,908

		2,579,559

Services – 0.14%
Aramark Services 5.125% 1/15/24	130,000	136,663
Avis Budget Car Rental 144A 6.375% 4/1/24 #	35,000	35,219
Herc Rentals 144A 7.75% 6/1/24 #	46,000	49,220
Prime Security Services Borrower 144A 9.25% 5/15/23 #	95,000	104,381
United Rentals North America
5.50% 5/15/27	15,000	15,187
5.875% 9/15/26	45,000	47,081

		387,751

Technology – 0.66%
Broadcom
144A 3.00% 1/15/22 #	120,000	119,771
144A 3.625% 1/15/24 #	350,000	353,018
CDK Global 5.00% 10/15/24	75,000	76,044
CDW 5.00% 9/1/25	5,000	5,106
Cisco Systems 1.85% 9/20/21	125,000	122,652
CommScope Technologies 144A 5.00% 3/15/27 #	35,000	35,033
Diamond 1 Finance 144A 6.02% 6/15/26 #	85,000	93,001
DXC Technology
144A 4.25% 4/15/24 #	50,000	50,913
144A 4.75% 4/15/27 #	90,000	91,946
Fidelity National Information
Services 5.00% 10/15/25	90,000	98,044
First Data
144A 5.75% 1/15/24 #	100,000	103,525
144A 7.00% 12/1/23 #	70,000	75,250
Microsoft
2.40% 2/6/22	35,000	35,230
2.875% 2/6/24	40,000	40,283
NXP 144A 4.125% 6/1/21 #	200,000	208,000
Samsung Electronics America 144A 1.75% 4/10/17 #	200,000	200,008
Symantec 144A 5.00% 4/15/25 #	85,000	87,079

		1,794,903

Telecommunications – 1.33%
AT&T 5.25% 3/1/37	260,000	265,611

(continues)	63

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Telecommunications (continued)
CenturyLink
5.80% 3/15/22	145,000	$149,976
6.75% 12/1/23	100,000	104,625
Charter Communications Operating 4.908% 7/23/25	230,000	243,268
Cincinnati Bell 144A 7.00% 7/15/24 #	35,000	36,794
Columbus Cable Barbados 144A 7.375% 3/30/21 #	200,000	215,000
Crown Castle Towers 144A 4.883% 8/15/20 #	455,000	484,623
Deutsche Telekom International Finance
144A 2.485% 9/19/23 #	485,000	464,240
144A 3.60% 1/19/27 #	150,000	149,633
Digicel Group 144A 8.25% 9/30/20 #	200,000	172,674
GTP Acquisition Partners I 144A 2.35% 6/15/20 #	100,000	98,843
Level 3 Financing 5.25% 3/15/26	80,000	80,700
Millicom International Cellular 144A 6.00% 3/15/25 #	200,000	205,750
Radiate Holdco 144A 6.625% 2/15/25 #	55,000	54,416
SBA Tower Trust
144A 2.24% 4/16/18 #	100,000	100,038
144A 2.898% 10/15/19 #	70,000	70,209
Sprint 7.875% 9/15/23	99,000	109,890
T-Mobile USA 6.50% 1/15/26	95,000	104,263
Virgin Media Secured Finance 144A 5.25% 1/15/26 #	200,000	202,000
VTR Finance 144A 6.875% 1/15/24 #	200,000	208,500
WPP Finance 2010 5.625% 11/15/43	45,000	48,117
Zayo Group 144A 5.75% 1/15/27 #	75,000	79,297

		3,648,467

Transportation – 0.68%
Air Canada 2015-1 Class A Pass Through Trust 144A 3.60% 3/15/27 #◆	60,848	61,228
American Airlines 2014-1 Class A Pass Through Trust 3.70% 10/1/26 ◆	44,270	44,491

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Transportation (continued)
American Airlines 2015-1 Class A Pass Through Trust 3.375% 5/1/27 ◆	74,338	$72,944
American Airlines 2015-2 Class AA Pass Through Trust 3.60% 9/22/27 ◆	33,343	33,568
American Airlines 2016-1 Class AA Pass Through Trust 3.575% 1/15/28 ◆	38,988	38,940
Autoridad del Canal de Panama 144A 4.95% 7/29/35 #	200,000	219,500
Burlington Northern Santa Fe 4.70% 9/1/45	250,000	272,180
ERAC USA Finance 144A 4.50% 8/16/21 #	20,000	21,319
Penske Truck Leasing
144A 3.30% 4/1/21 #	95,000	96,374
144A 3.40% 11/15/26 #	50,000	48,157
144A 4.20% 4/1/27 #	205,000	209,118
SMBC Aviation Capital Finance 144A 2.65% 7/15/21 #	200,000	194,875
Union Pacific 3.00% 4/15/27	130,000	128,576
United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26 ◆	41,185	42,729
United Airlines 2014-2 Class A Pass Through Trust 3.75% 9/3/26 ◆	91,379	92,871
United Airlines 2016-1 Class AA Pass Through Trust 3.10% 7/7/28 ◆	40,000	39,400
United Parcel Service 5.125% 4/1/19	190,000	203,074
XPO Logistics 144A 6.125% 9/1/23 #	55,000	57,406

		1,876,750

Utilities – 3.16%
AES 5.50% 4/15/25	30,000	30,525
AES Gener 144A 8.375% 12/18/73 #●	200,000	211,250
Ameren Illinois 9.75% 11/15/18	290,000	325,869
American Transmission Systems 144A 5.25% 1/15/22 #	270,000	297,489
AmeriGas Partners 5.875% 8/20/26	105,000	105,000

64

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Utilities (continued)
Berkshire Hathaway Energy 3.75% 11/15/23	200,000	$209,287
Calpine
144A 5.25% 6/1/26 #	75,000	76,500
5.375% 1/15/23	65,000	66,137
Cleveland Electric Illuminating 5.50% 8/15/24	90,000	102,845
CMS Energy 6.25% 2/1/20	325,000	358,630
ComEd Financing III 6.35% 3/15/33	160,000	171,076
DTE Energy 3.30% 6/15/22	355,000	360,821
Duke Energy
2.65% 9/1/26	175,000	162,722
4.80% 12/15/45	50,000	52,990
Emera 6.75% 6/15/76 ●	195,000	213,769
Emera US Finance
3.55% 6/15/26	270,000	265,905
4.75% 6/15/46	140,000	141,781
Enel 144A 8.75% 9/24/73 #●	200,000	230,500
Enel Americas 4.00% 10/25/26	80,000	79,340
Enel Finance International 144A 6.00% 10/7/39 #	100,000	114,315
Entergy 4.00% 7/15/22	250,000	262,136
Entergy Louisiana
4.05% 9/1/23	220,000	232,283
4.95% 1/15/45	15,000	15,397
Exelon
3.497% 6/1/22	125,000	126,285
3.95% 6/15/25	70,000	72,064
Fortis 144A 3.055% 10/4/26 #	260,000	244,434
Great Plains Energy
3.15% 4/1/22	370,000	374,097
4.85% 6/1/21	60,000	64,073
Indiana Michigan Power 3.20% 3/15/23	375,000	378,925
IPALCO Enterprises 5.00% 5/1/18	80,000	82,600
ITC Holdings 3.25% 6/30/26	40,000	38,930
Kansas City Power & Light 3.65% 8/15/25	180,000	181,006
LG&E &KU Energy 4.375% 10/1/21	425,000	449,098
Metropolitan Edison 144A 4.00% 4/15/25 #	70,000	70,700
MidAmerican Energy 4.25% 5/1/46	165,000	170,722

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Utilities (continued)
National Rural Utilities Cooperative Finance
2.70% 2/15/23	145,000	$143,751
4.75% 4/30/43 ●	145,000	148,625
5.25% 4/20/46 ●	85,000	88,694
New York State Electric & Gas 144A 3.25% 12/1/26 #	135,000	134,446
NextEra Energy Capital Holdings
2.40% 9/15/19	135,000	136,133
3.625% 6/15/23	60,000	60,884
NiSource Finance 6.125% 3/1/22	115,000	131,850
NV Energy 6.25% 11/15/20	115,000	129,249
Pampa Energia 144A 7.50% 1/24/27 #	150,000	152,085
Pennsylvania Electric 5.20% 4/1/20	115,000	122,336
Perusahaan Listrik Negara 144A 5.50% 11/22/21 #	200,000	217,760
Public Service Co. of New Hampshire 3.50% 11/1/23	95,000	97,894
Public Service Co. of Oklahoma 5.15% 12/1/19	85,000	91,131
Southern
2.75% 6/15/20	325,000	327,966
4.40% 7/1/46	130,000	124,716
Southern Co. Gas Capital 3.25% 6/15/26	85,000	82,866
Trans-Allegheny Interstate Line 144A 3.85% 6/1/25 #	50,000	51,297
Wisconsin Electric Power 4.30% 12/15/45	70,000	71,760

		8,652,944

Total Corporate Bonds (cost $60,113,002)		60,788,172

Loan Agreements – 1.01%«

Aercap Tranche B 1st Lien 3.397% 10/30/22	345,000	348,199
Air Medical Group Holdings Tranche B 1st Lien 4.25% 4/28/22	167,025	167,164
Change Healthcare Tranche B 1st Lien 3.75% 3/1/24	295,000	295,860
Dell International 1st Lien 3.49% 9/7/23	17,675	17,781

(continues)	65

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Principal amount°	Value (U.S. $)

Loan Agreements« (continued)

First Data 1st Lien 3.984% 3/24/21	347,983	$351,027
HCA Tranche B9 1st Lien 2.982% 3/18/23	315,615	317,316
Houghton International 1st Lien 4.397% 12/20/19	627,163	632,650
Republic of Angola 7.57% 12/16/23	223,125	194,119
Sprint Communications Tranche B 1st Lien 3.50% 2/2/24	295,000	295,430
USI Insurance Services Tranche B 1st Lien 4.25% 12/27/19	148,547	148,949

Total Loan Agreements (cost $2,749,793)		2,768,495

Municipal Bonds – 0.36%

Bay Area Toll Authority (Build America Bonds) Series S3 6.907% 10/1/50	125,000	179,356
California State Various Purposes (Build America Bonds) 7.55% 4/1/39	80,000	117,491
Commonwealth of Massachusetts Series C 5.00% 10/1/25	65,000	79,124
New Jersey Turnpike Authority (Build America Bonds)
Series A 7.102% 1/1/41	70,000	97,959
Series F 7.414% 1/1/40	30,000	43,279
New York City, New York
Series C 5.00% 8/1/26	25,000	30,043
Series C 5.00% 8/1/27	25,000	29,815
Oregon State Taxable Pension 5.892% 6/1/27	200,000	240,738
South Carolina Public Service Authority Series D 4.77% 12/1/45	40,000	36,017
Texas Water Development Board Series A 5.00% 10/15/45	30,000	34,079
Water Implementation Revenue 5.00% 10/15/46	95,000	108,792

Total Municipal Bonds (cost $1,006,657)		996,693

	Principal amount°	Value (U.S. $)

Non-Agency Asset-Backed Securities – 1.96%

AEP Texas Central Transition Funding II Series 2006-A A4 5.17% 1/1/18	32,331	$32,912
Ally Master Owner Trust Series 2014-4 A2 1.43% 6/17/19	180,000	180,137
American Express Credit Account Master Trust Series 2014-5 A 1.202% 5/15/20 ●	750,000	750,965
American Express Credit Account Secured Note Trust Series 2012-4 B 1.462% 5/15/20 ●	900,000	901,372
Avis Budget Rental Car Funding AESOP
Series 2013-1A A 144A 1.92% 9/20/19 #	120,000	119,984
Series 2014-1A A 144A 2.46% 7/20/20 #	200,000	200,944
California Republic Auto Receivables Trust Series 2013-1 A2 144A 1.41% 9/17/18 #	527	527
Capital One Multi-Asset Execution Trust Series 2007-A5 A5 0.952% 7/15/20 ●	145,000	144,972
CNH Equipment Trust Series 2016-B A2B 1.312% 10/15/19 ●	18,103	18,142
Discover Card Execution Note Trust
Series 2013-A1 A1 1.212% 8/17/20 ●	200,000	200,350
Series 2014-A1 A1 1.342% 7/15/21 ●	200,000	201,064
Ford Credit Auto Lease Trust Series 2015-A A3 1.13% 6/15/18	39,119	39,115
Ford Credit Auto Owner Trust Series 2016-2 A 144A 2.03% 12/15/27 #	230,000	226,836
Golden Credit Card Trust Series 2014-2A A 144A 1.362% 3/15/21 #●	100,000	100,247
HOA Funding Series 2014-1A A2 144A 4.846% 8/20/44 #	142,500	130,455

66

	Principal amount°	Value (U.S. $)

Non-Agency Asset-Backed Securities (continued)

Mercedes-Benz Auto Lease Trust Series 2016-A A2B 1.472% 7/16/18 ●	39,271	$39,309
Mercedes-Benz Master Owner Trust Series 2016-AA A 144A 1.492% 5/15/20 #●	100,000	100,395
Navistar Financial Dealer Note Master Owner Trust II Series 2016-1 A 144A 2.332% 9/27/21 #●	60,000	60,144
New Residential Mortgage Loan Trust Series 2017-1A A1 144A 4.00% 2/25/57 #●	98,283	101,344
Nissan Auto Lease Trust Series 2015-B A2B 1.442% 12/15/17 ●	16,024	16,030
PFS Financing Series 2015-AA A 144A 1.532% 4/15/20 #●	100,000	99,969
Synchrony Credit Card Master Note Trust Series 2012-6 A 1.36% 8/17/20	100,000	100,071
Towd Point Mortgage Trust
Series 2015-5 A1B 144A 2.75% 5/25/55 #●	73,029	73,067
Series 2015-6 A1B 144A 2.75% 4/25/55 #●	75,830	75,757
Series 2017-1 A1 144A 2.75% 10/25/56 #●	98,541	98,437
Volkswagen Credit Auto Master Trust Series 2014-1A A2 144A 1.40% 7/22/19 #	260,000	259,917
Wells Fargo Dealer Floorplan Master Note Trust Series 2014-2 A 1.428% 10/20/19 ●	1,100,000	1,100,741

Total Non-Agency Asset-Backed Securities (cost $5,391,298)		5,373,203

Non-Agency Collateralized Mortgage Obligations – 0.46%

American Home Mortgage Investment Trust Series 2005-2 5A1 5.064% 9/25/35 ö	6,413	6,324

	Principal amount°	Value (U.S. $)

Non-Agency Collateralized Mortgage Obligations (continued)

Bank of America Alternative Loan Trust Series 2005-6 7A1 5.50% 7/25/20	2,286	$2,187
Credit Suisse First Boston Mortgage Securities Series 2005-5 6A3 5.00% 7/25/35	48,324	48,091
JPMorgan Mortgage Trust
Series 2006-S1 1A1 6.00% 4/25/36	60,576	61,932
Series 2014-2 B1 144A 3.423% 6/25/29 #●	79,285	78,488
Series 2014-2 B2 144A 3.423% 6/25/29 #●	79,285	77,662
Series 2014-IVR6 2A4 144A 2.50% 7/25/44 #●	100,000	98,838
Series 2015-1 B1 144A 2.623% 12/25/44 #●	196,634	194,874
Series 2015-4 B1 144A 3.628% 6/25/45 #●	96,293	93,835
Series 2015-4 B2 144A 3.628% 6/25/45 #●	96,293	92,239
Series 2015-5 B2 144A 2.874% 5/25/45 #●	97,755	92,349
Series 2015-6 B1 144A 3.623% 10/25/45 #●	96,276	94,473
Series 2015-6 B2 144A 3.623% 10/25/45 #●	96,276	93,113
New Residential Mortgage Loan Trust Series 2016-4A A1 144A 3.75% 11/25/56 #●	92,751	94,681
Sequoia Mortgage Trust
Series 2014-2 A4 144A 3.50% 7/25/44 #●	44,180	44,000
Series 2015-1 B2 144A 3.876% 1/25/45 #●	42,765	42,094
Structured Asset Securities Corporation Mortgage Pass Through Certificates Series 2004-20 2A1 5.50% 11/25/34 ◆	27,859	28,459
Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR5 2A1 3.294% 4/25/36 ●	14,657	13,749

Total Non-Agency Collateralized Mortgage Obligations (cost $1,254,504)		1,257,388

(continues)	67

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Principal amount°	Value (U.S. $)

Non-Agency Commercial Mortgage-Backed Securities – 2.01%

Banc of America Commercial Mortgage Trust
Series 2007-4 AM 5.961% 2/10/51 ●	80,000	$80,773
Series 2017-BNK3 B 3.879% 2/15/50 ●	240,000	244,834
Series 2017-BNK3 C 4.352% 2/15/50 ●	240,000	244,686
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PWR18 A4 5.70% 6/11/50	46,632	47,190
Citigroup Commercial Mortgage Trust
Series 2007-C6 AM 5.779% 12/10/49 ●	60,000	60,724
Series 2014-GC25 A4 3.635% 10/10/47	115,000	118,627
Series 2015-GC27 A5 3.137% 2/10/48	135,000	134,505
Series 2016-P3 A4 3.329% 4/15/49	95,000	95,498
Series 2016-P5 A4 2.941% 10/10/49	90,000	87,478
COMM Mortgage Trust
Series 2013-CR6 AM 144A 3.147% 3/10/46 #	95,000	95,108
Series 2014-CR19 A5 3.796% 8/10/47	70,000	73,222
Series 2014-CR20 AM 3.938% 11/10/47	215,000	222,928
Series 2015-3BP A 144A 3.178% 2/10/35 #	300,000	300,516
Series 2015-CR23 A4 3.497% 5/10/48	150,000	152,590
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.276% 5/10/49	175,000	175,686
Series 2016-C3 A5 2.89% 9/10/49	210,000	203,863
DB-UBS Mortgage Trust Series 2011-LC1A C 144A 5.686% 11/10/46 #●	130,000	142,668
GRACE Mortgage Trust
Series 2014-GRCE A 144A 3.369% 6/10/28 #	100,000	103,565
Series 2014-GRCE B 144A 3.52% 6/10/28 #	200,000	205,845

	Principal amount°	Value (U.S. $)

Non-Agency Commercial Mortgage-Backed Securities (continued)

GS Mortgage Securities Trust
Series 2014-GC24 A5 3.931% 9/10/47	150,000	$157,738
Series 2015-GC32 A4 3.764% 7/10/48	70,000	72,878
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C32 A5 3.598% 11/15/48	125,000	128,013
Series 2015-C33 A4 3.77% 12/15/48	480,000	497,573
JPM-DB Commercial Mortgage Securities Trust Series 2016-C2 A4 3.144% 6/15/49	185,000	183,414
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11 E 5.525% 8/12/37 ●	40,000	41,587
Series 2013-LC11 B 3.499% 4/15/46	85,000	84,599
Series 2015-JP1 A5 3.914% 1/15/49	85,000	89,288
Series 2016-JP2 A4 2.822% 8/15/49	120,000	115,835
Series 2016-JP3 B 3.397% 8/15/49 ●	40,000	39,047
Series 2016-WIKI A 144A 2.798% 10/5/31 #	50,000	50,308
Series 2016-WIKI B 144A 3.201% 10/5/31 #	80,000	80,846
LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ 5.452% 9/15/39 ●	104,943	92,742
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.741% 8/15/47	90,000	93,699
Series 2015-C23 A4 3.719% 7/15/50	285,000	295,225
Series 2015-C26 A5 3.531% 10/15/48	120,000	122,564
Series 2016-C29 A4 3.325% 5/15/49	85,000	85,413
Morgan Stanley Capital I Trust Series 2006-HQ10 B 5.448% 11/12/41 ●	200,000	199,803

68

	Principal amount°		Value (U.S. $)

Non-Agency Commercial Mortgage-Backed Securities (continued)

Wells Fargo Commercial Mortgage Trust
Series 2015-NXS3 A4 3.617% 9/15/57		165,000	$168,959
Series 2016-BNK1 A3 2.652% 8/15/49		140,000	133,420

Total Non-Agency Commercial Mortgage-Backed Securities (cost $5,646,461)			5,523,257

Regional Bonds – 0.16%Δ

Argentina - 0.11%
Provincia de Buenos Aires 144A 7.875% 6/15/27 #		150,000	152,280
Provincia de Cordoba 144A 7.45% 9/1/24 #		150,000	152,431

			304,711

Australia - 0.05%
Queensland Treasury
144A 2.75% 8/20/27 #	AUD	161,000	118,018
144A 3.25% 7/21/28 #	AUD	39,000	29,664

			147,682

Total Regional Bonds (cost $449,523)			452,393

Sovereign Bonds – 0.60%Δ

Argentina – 0.07%
Argentine Republic Government International Bond
144A 5.625% 1/26/22 #		45,000	46,136
144A 7.125% 7/6/36 #		150,000	145,275

			191,411

Australia – 0.06%
Australia Government Bond 3.75% 4/21/37	AUD	205,000	166,766

			166,766

Bermuda – 0.07%
Bermuda Government International Bond 144A 3.717% 1/25/27 #		200,000	193,506

			193,506

	Principal amount°		Value (U.S. $)

Sovereign BondsΔ (continued)

Colombia – 0.07%
Colombia Government International Bond 5.00% 6/15/45		200,000	$201,600

			201,600

Hungary – 0.05%
Hungary Government International Bond 5.75% 11/22/23		120,000	135,840

			135,840

Mexico – 0.07%
Mexico Government International Bond 4.35% 1/15/47		200,000	184,500

			184,500

New Zealand – 0.06%
New Zealand Government Bond
2.75% 4/15/25	NZD	193,000	132,090
4.50% 4/15/27	NZD	29,000	22,599

			154,689

Portugal – 0.01%
Portugal Government International Bond 144A 5.125% 10/15/24 #		29,000	28,170

			28,170

Saudi Arabia – 0.07%
Saudi Government International Bond 144A 2.375% 10/26/21 #		200,000	196,627

			196,627

Sri Lanka – 0.07%
Sri Lanka Government International Bond 144A 6.125% 6/3/25 #		200,000	200,472

			200,472

Total Sovereign Bonds (cost $1,691,806)			1,653,581

Supranational Banks – 0.08%

International Bank for Reconstruction & Development
3.50% 1/22/21	NZD	278,000	197,885
4.625% 10/6/21	NZD	22,000	16,317

(continues)	69

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Principal amount°		Value (U.S. $)

Supranational Banks (continued)

International Finance 3.625% 5/20/20	NZD	13,000	$9,297

Total Supranational Banks (cost $214,237)			223,499

U.S. Treasury Obligations – 0.65%

U.S. Treasury Bond 2.875% 11/15/46		1,295,000	1,256,327
U.S. Treasury Notes
1.875% 1/31/22		75,000	74,839
2.25% 2/15/27		445,000	439,324

Total U.S. Treasury Obligations (cost $1,782,825)			1,770,490

	Number of shares

Preferred Stock – 0.36%

General Electric 5.00% ●		266,000	$280,630
Integrys Energy Group 6.00% ●		3,550	92,699
U.S. Bancorp 3.50% ●		600	516,000
USB Realty 144A 2.169% #●		100,000	85,250

Total Preferred Stock (cost $853,851)			974,579

Rights – 0.01%

B2W Cia Digital exercise price BRL 11.00, expiration date 4/25/17 †		24,725	11,215
Deutsche Bank exercise price EUR 11.65, expiration date 4/6/17 †		3,650	8,722

Total Rights (cost $0)			19,937

	Principal amount°

Short-Term Investments – 1.73%

Discount Notes – 0.43%≠
Federal Home Loan Bank
0.53% 4/25/17		344,984	344,841
0.55% 5/26/17		11,963	11,950
0.69% 4/28/17		107,857	107,806
0.765% 5/19/17		722,655	721,990

			1,186,587

	Principal amount°	Value (U.S. $)

Short-Term Investments (continued)

Repurchase Agreements – 1.03%
Bank of America Merrill Lynch 0.73%, dated 3/31/17, to be repurchased on 4/3/17, repurchase price $921,931 (collateralized by U.S. government obligations 0.125% 4/15/18; market value $940,313)	921,875	$921,875
Bank of Montreal 0.66%, dated 3/31/17, to be repurchased on 4/3/17, repurchase price $921,925 (collateralized by U.S. government obligations 0.75%–2.00% 2/28/19–2/15/45; market value $940,312)	921,875	921,875
BNP Paribas 0.76%, dated 3/31/17, to be repurchased on 4/3/17, repurchase price $978,312 (collateralized by U.S. government obligations 0.00%–3.125% 6/30/17–2/15/43; market value $997,815)	978,250	978,250

		2,822,000

U.S. Treasury Obligation – 0.27%≠
U.S. Treasury Bill 0.44% 4/13/17	722,828	722,685

		722,685

Total Short-Term Investments (cost $4,731,257)		4,731,272

Total Value of Securities – 101.71% (cost $238,003,650)		$278,907,748

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2017, the aggregate value of Rule 144A securities was $30,535,262,which represents 11.14% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”

◆

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

70

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2017, the aggregate value of fair valued securities was $340,896, which represents 0.12% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.
«

Loan agreements generally pay interest at rates which are periodically reset by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Loan agreements may be subject to restrictions on resale. Stated rate in effect at March 31, 2017.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
S	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
†	Non-income producing security.
●	Variable rate security. Each rate shown is as of March 31, 2017. Interest rates reset periodically.
X	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at March 31,2017.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at March 31, 2017:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	AUD	(317,827)	USD	241,945	5/12/17	$(690)
BAML	NZD	(635,350)	USD	446,168	5/12/17	1,277
BNP	AUD	(240,728)	USD	183,143	5/12/17	(633)
BNYM	AUD	6,961	USD	(5,320)	4/4/17	(2)
BNYM	CHF	(122,863)	USD	122,741	4/4/17	52
BNYM	EUR	(2,740)	USD	2,928	4/3/17	5
BNYM	EUR	(113,856)	USD	121,686	4/4/17	203
BNYM	EUR	(7,477)	USD	7,992	4/5/17	13
BNYM	GBP	127,110	USD	(159,222)	4/4/17	50
BNYM	HKD	801,942	USD	(103,248)	4/5/17	(44)
BNYM	JPY	4,576,670	USD	(41,097)	4/5/17	16

						$247

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(20) U.S. Treasury 5 yr Notes	$(2,340,725)	$(2,354,532)	7/3/17	$(13,807)
(192) U.S. Treasury 10 yr Notes	(23,846,457)	(23,916,000)	6/22/17	(69,543)
(77) U.S. Treasury Long Bonds	(11,558,313)	(11,614,968)	6/22/17	(56,655)
(18) Euro-O.A.T.	(2,834,804)	(2,823,521)	6/9/17	11,283

	$(40,580,299)			$(128,722)

(continues)	71

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

Swap Contracts

CDS Contracts2

Counterparty	Swap Referenced Obligation	Notional Value[3]	Annual Protection Payments	Termination Date	Upfront Payments Paid (Received)	Unrealized Appreciation (Depreciation)[4]
	Protection Purchased:
HSBC	CDX.EM.27[6]	4,000,000	1.00%	6/20/22	$222,947	$(10,702)
ICE	JPM - CDX.NA.HY.27[5]	5,905,350	5.00%	12/20/21	(351,000)	(116,078)

						$(126,780)

IRS Contracts7

Counterparty & Swap Referenced Obligation	Notional Value[3]	Fixed Interest Rate Paid (Received)	Variable Interest Rate Paid (Received)	Termination Date	Unrealized Appreciation (Depreciation)[4]
CME - BAML IRS 3 yr USD	11,675,000	1.808%	(1.151%)	3/28/20	$(225)
LCH - BAML IRS 5 yr USD	24,100,000	2.066%	(1.148%)	4/3/22	(12,350)

					$(12,575)

The use of foreign currency exchange contracts, futures contracts and swap contracts involve elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts and notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 8 “Notes to financial statements.”

2A Credit Default Swap (CDS) contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as unrealized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

3Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

4Unrealized appreciation (depreciation) does not include periodic interest payments (receipts) on swap contracts accrued daily in the amount of $(13,451).

5Markit’s CDX.NA.HY Index, is composed of 100 of the most liquid North American entities with high yield credit ratings that trade in the CDS market.

6Markit’s CDX.EM Index is composed of 15 sovereign issuers from the following countries: Argentina, Brazil, Chile, China, Columbia, Indonesia, Malaysia, Mexico, Panama, Peru, Philippines, Russia, South Africa, Turkey and Venezuela, which have a S&P credit quality rating of CCC and above.

7An interest rate swap (IRS) agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.

72

Summary of abbreviations:

ADR – American Depositary Receipt

ARM – Adjustable Rate Mortgage

AUD – Australian Dollar

BAML – Bank of America Merrill Lynch

BB – Barclays Bank

BNP – BNP Paribas

BNYM – Bank of New York Mellon

BRL – Brazilian Real

CDS – Credit Default Swap

CDX.EM – Credit Default Swap Index Emerging Markets

CDX.NA.HY – Credit Default Swap Index North America High Yield

CHF – Swiss Franc

CLO – Collateralized Loan Obligation

CME – Chicago Mercantile Exchange

CVA – Dutch Certificate

DB – Deutsche Bank

EAFE – Europe Australasia Far East

ETF – Exchange-Traded Fund

EUR – European Monetary Unit

FREMF – Freddie Mac Multifamily

FTSE – Financial Times Stock Exchange

GBP – British Pound Sterling

GDR – Global Depositary Receipt

GNMA – Government National Mortgage Association

GS – Goldman Sachs

HKD – Hong Kong Dollar

HSBC – Hong Kong Shanghai Bank

ICE – Intercontinental Exchange, Inc.

IRS – Interest Rate Swap

JPM – JPMorgan

JPY – Japanese Yen

LB – Lehman Brothers

LCH – London Clearing House

MSCI – Morgan Stanley Capital International

NZD – New Zealand Dollar

O.A.T. – Obligations Assimilables du Trésor (French Treasury Bond)

PJSC – Private Joint Stock Company

REMIC – Real Estate Mortgage Investment Conduit

S&P – Standard & Poor’s Financial Services LLC

S.F. – Single Family

TBA – To be announced

USD – U.S. Dollar

yr – Year

See accompanying notes, which are an integral part of the financial statements.

73

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

March 31, 2017

	Number of shares	Value (U.S. $)

Common Stock – 35.97%

U.S. Markets – 19.20%
Consumer Discretionary – 1.42%
Amazon.com †	60	$53,192
Aramark	610	22,491
BorgWarner	640	26,746
Cheesecake Factory	335	21,226
Chuy’s Holdings †	355	10,579
Cinemark Holdings	660	29,264
Comcast Class A	1,260	47,363
Del Frisco’s Restaurant Group †	1,380	24,909
Dollar General	619	43,163
Fiesta Restaurant Group †	420	10,164
Five Below †	505	21,872
Ford Motor	2,380	27,703
Home Depot	370	54,327
Jack in the Box	350	35,602
Liberty Global Class A †	462	16,572
Liberty Global Class C †	1,732	60,689
Liberty Interactive Corp. QVC Group Class A †	4,285	85,786
Lowe’s	1,800	147,978
Malibu Boats Class A †	955	21,440
National CineMedia	1,285	16,230
Newell Brands	852	40,189
NIKE Class B	490	27,308
Shutterfly †	425	20,523
Starbucks	790	46,128
Steven Madden †	742	28,604
Tenneco	555	34,643
Tractor Supply	310	21,381
TripAdvisor †	1,348	58,180
Walt Disney	830	94,114

		1,148,366

Consumer Staples – 1.02%
Archer-Daniels-Midland	3,200	147,328
Casey’s General Stores	220	24,695
CVS Health	2,410	189,185
General Mills	370	21,834
J&J Snack Foods	197	26,705
Kimberly-Clark	150	19,745
Kraft Heinz	1,624	147,475
Mondelez International	3,473	149,617
PepsiCo	290	32,439
Pinnacle Foods	380	21,991
Procter & Gamble	220	19,767
Walgreens Boots Alliance	363	30,147

		830,928

	Number of shares	Value (U.S. $)

Common Stock (continued)

U.S. Markets (continued)
Energy – 1.24%
Carrizo Oil & Gas †	715	$20,492
Chevron	1,920	206,150
ConocoPhillips	3,200	159,584
EOG Resources	300	29,265
Halliburton	3,600	177,156
Keane Group †	395	5,649
Marathon Oil	7,000	110,600
Occidental Petroleum	2,700	171,072
PDC Energy †	370	23,069
Pioneer Energy Services †	1,100	4,400
Pioneer Natural Resources	210	39,108
RSP Permian †	610	25,272
SRC Energy †	2,425	20,467
Superior Energy Services †	710	10,125

		1,002,409

Financials – 2.48%
Aflac	720	52,142
Allstate	1,800	146,682
American Equity Investment Life Holding	890	21,031
Bank of New York Mellon	3,200	151,136
BB&T	3,200	143,040
BlackRock	120	46,021
Bryn Mawr Bank	410	16,195
Capital One Financial	470	40,730
Cardinal Financial	865	25,898
Charles Schwab	1,554	63,419
Citigroup	1,010	60,418
City Holding	485	31,273
CoBiz Financial	1,055	17,724
East West Bancorp	560	28,902
Essent Group †	880	31,830
Evercore Partners Class A	315	24,539
First Bancorp (North Carolina)	390	11,423
Flushing Financial	445	11,957
Great Western Bancorp	775	32,868
Hope Bancorp	1,505	28,851
Houlihan Lokey	580	19,981
Independent Bank (Massachusetts)	295	19,175
Infinity Property & Casualty	265	25,307
Intercontinental Exchange	1,978	118,423
Invesco	1,150	35,225
JPMorgan Chase & Co.	1,070	93,989
KeyCorp	2,460	43,739

74

	Number of shares	Value (U.S. $)

Common Stock (continued)

U.S. Markets (continued)
Financials (continued)
Marsh & McLennan	2,000	$147,780
MGIC Investment †	4,605	46,649
Old National Bancorp	1,935	33,572
Primerica	465	38,223
Prosperity Bancshares	505	35,204
Prudential Financial	320	34,138
Raymond James Financial	400	30,504
Reinsurance Group of America	130	16,507
Selective Insurance Group	715	33,712
State Street	380	30,252
Sterling Bancorp	1,745	41,357
Stifel Financial †	565	28,357
Travelers	210	25,313
Umpqua Holdings	1,745	30,956
United Fire Group	240	10,265
Validus Holdings	370	20,864
Webster Financial	685	34,277
WSFS Financial	595	27,340

		2,007,188

Healthcare – 2.87%
Abbott Laboratories	4,070	180,749
AbbVie	280	18,245
Acorda Therapeutics †	520	10,920
Air Methods †	510	21,930
Alkermes †	270	15,795
Allergan	294	70,242
Biogen †	305	83,393
Brookdale Senior Living †	2,725	36,597
Cardinal Health	1,800	146,790
Catalent †	1,075	30,444
Celgene †	1,421	176,815
Cigna	290	42,482
CONMED	645	28,644
CryoLife †	1,146	19,081
DENTSPLY SIRONA	998	62,315
Edwards Lifesciences †	270	25,399
Eli Lilly & Co.	390	32,803
Exact Sciences †	545	12,873
Express Scripts Holding †	2,585	170,377
Gilead Sciences	510	34,639
HealthSouth	515	22,047
Johnson & Johnson	1,600	199,280
Ligand Pharmaceuticals Class B †	295	31,223

	Number of shares	Value (U.S. $)

Common Stock (continued)

U.S. Markets (continued)
Healthcare (continued)
Medicines †	585	$28,607
Merck & Co.	2,980	189,349
Merit Medical Systems †	971	28,062
Natera †	505	4,479
Pfizer	4,368	149,429
Prestige Brands Holdings †	516	28,669
Quest Diagnostics	1,500	147,285
Quidel †	1,165	26,376
Quintiles IMS Holdings †	939	75,618
Repligen †	460	16,192
Retrophin †	965	17,814
Spectrum Pharmaceuticals †	2,070	13,455
TESARO †	215	33,082
Thermo Fisher Scientific	220	33,792
Vanda Pharmaceuticals †	1,405	19,670
Vertex Pharmaceuticals †	190	20,777
Wright Medical Group †	790	24,585

		2,330,324

Industrials – 1.94%
AAON	908	32,095
ABM Industries	700	30,520
Applied Industrial Technologies	500	30,925
Barnes Group	815	41,842
Casella Waste Systems †	480	6,773
Columbus McKinnon	850	21,097
Continental Building Products †	1,420	34,790
Eaton	370	27,436
ESCO Technologies	665	38,637
Esterline Technologies †	150	12,907
Federal Signal	1,055	14,570
FedEx	360	70,254
General Electric	2,650	78,970
Granite Construction	670	33,627
Hawaiian Holdings †	135	6,271
Honeywell International	210	26,223
Kadant	535	31,752
KeyW Holding †	1,370	12,933
Kforce	800	19,000
KLX †	590	26,373
Lockheed Martin	110	29,436
MYR Group †	700	28,700
Nielsen Holdings	1,812	74,854
Northrop Grumman	600	142,704
On Assignment †	715	34,699

(continues)	75

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

	Number of shares	Value (U.S. $)

Common Stock (continued)

U.S. Markets (continued)
Industrials (continued)
Parker-Hannifin	270	$43,286
Raytheon	1,000	152,500
Rockwell Collins	220	21,375
Southwest Airlines	330	17,741
Swift Transportation †	900	18,486
Tetra Tech	740	30,229
TransUnion †	500	19,175
TriNet Group †	760	21,964
U.S. Ecology	535	25,065
Union Pacific	480	50,842
United Technologies	500	56,105
WageWorks †	351	25,377
Waste Management	2,100	153,132
XPO Logistics †	585	28,016

		1,570,681

Information Technology – 3.72%
Accenture Class A	290	34,765
Adobe Systems †	420	54,655
Alphabet Class A †	221	187,364
Alphabet Class C †	84	69,683
Analog Devices	220	18,029
Anixter International †	315	24,979
Apple	780	112,055
Broadcom	220	48,171
Brooks Automation	905	20,272
CA	4,728	149,972
Callidus Software †	1,490	31,811
Cisco Systems	5,260	177,788
Convergys	1,200	25,380
eBay †	3,060	102,724
Electronic Arts †	909	81,374
ExlService Holdings †	650	30,784
Facebook Class A †	1,372	194,893
GrubHub †	370	12,169
Guidewire Software †	155	8,731
II–VI †	415	14,961
Intel	5,760	207,763
Intuit	398	46,164
j2 Global	495	41,535
MACOM Technology Solutions Holdings †	537	25,930
Mastercard Class A	951	106,959
Maxim Integrated Products	550	24,728
MaxLinear Class A †	1,100	30,855
Microsemi †	765	39,420
Microsoft	3,453	227,415

	Number of shares	Value (U.S. $)

Common Stock (continued)

U.S. Markets (continued)
Information Technology (continued)
NETGEAR †	435	$21,554
Oracle	3,300	147,213
PayPal Holdings †	3,024	130,092
Plantronics	355	19,209
Proofpoint †	435	32,347
Q2 Holdings †	490	17,077
QUALCOMM	1,156	66,285
salesforce.com †	580	47,844
Semtech †	975	32,955
Silicon Laboratories †	295	21,697
SS&C Technologies Holdings	590	20,886
Symantec	2,509	76,976
Synaptics †	375	18,566
Tyler Technologies †	220	34,003
Visa Class A	1,510	134,194
Yahoo †	900	41,769

		3,013,996

Materials – 0.58%
Axalta Coating Systems †	1,090	35,098
Balchem	235	19,369
Boise Cascade †	735	19,625
Chemtura †	375	12,525
Eastman Chemical	520	42,016
EI du Pont de Nemours & Co.	1,800	144,594
Kaiser Aluminum	315	25,169
Minerals Technologies	525	40,215
Neenah Paper	420	31,374
Quaker Chemical	295	38,840
WestRock	585	30,438
Worthington Industries	670	30,210

		469,473

Real Estate – 3.14%
American Tower	480	58,339
Apartment Investment & Management	650	28,827
AvalonBay Communities	475	87,210
Boston Properties	625	82,756
Brandywine Realty Trust	2,175	35,300
Camden Property Trust	175	14,081
Cousins Properties	1,225	10,131
Crown Castle International	1,130	106,729
DCT Industrial Trust	275	13,233
DDR	1,825	22,867
Douglas Emmett	1,375	52,800
EastGroup Properties	330	24,265
EPR Properties	80	5,890

76

	Number of shares	Value (U.S. $)

Common Stock (continued)

U.S. Markets (continued)
Real Estate (continued)
Equinix	144	$57,653
Equity LifeStyle Properties	375	28,897
Equity Residential	3,675	228,659
Essex Property Trust	375	86,824
Extra Space Storage	350	26,037
Federal Realty Investment Trust	200	26,700
First Industrial Realty Trust	2,455	65,377
GGP	2,875	66,643
Gramercy Property Trust	1,176	30,929
Highwoods Properties	850	41,761
Host Hotels & Resorts	4,430	82,664
Kilroy Realty	475	34,238
Kimco Realty	1,400	30,926
Kite Realty Group Trust	1,293	27,799
LaSalle Hotel Properties	1,115	32,279
Lexington Realty Trust	1,550	15,469
Liberty Property Trust	350	13,493
Life Storage	330	27,100
LTC Properties	125	5,987
Macerich	375	24,150
Mack-Cali Realty	995	26,805
Mid-America Apartment Communities	372	37,847
National Retail Properties	1,385	60,414
Omega Healthcare Investors	425	14,021
Parkway	159	3,162
Pebblebrook Hotel Trust	1,310	38,265
Prologis	1,825	94,681
PS Business Parks	225	25,821
Public Storage	375	82,091
Ramco-Gershenson Properties Trust	2,895	40,588
Regency Centers	917	60,880
RLJ Lodging Trust	925	21,747
Sabra Health Care REIT	375	10,474
Simon Property Group	1,050	180,631
SL Green Realty	475	50,645
Spirit Realty Capital	2,025	20,513
Tanger Factory Outlet Centers	850	27,855
Taubman Centers	275	18,155
UDR	1,225	44,419
Urban Edge Properties	325	8,547
Ventas	1,150	74,796
Vornado Realty Trust	850	85,263
Welltower	375	26,558

		2,550,191

	Number of shares	Value (U.S. $)

Common Stock (continued)

U.S. Markets (continued)
Telecommunication Services – 0.50%
AT&T	5,720	$237,666
ATN International	315	22,182
Verizon Communications	3,000	146,250

		406,098

Utilities – 0.29%
Edison International	1,900	151,259
NorthWestern	555	32,579
South Jersey Industries	690	24,599
Spire	390	26,325

		234,762

Total U.S. Markets (cost $ 9,875,644)		15,564,416

Developed Markets – 11.88%§
Consumer Discretionary – 2.04%
Bandai Namco Holdings	900	26,920
Bayerische Motoren Werke	1,472	134,279
Cie Generale des Etablissements Michelin	220	26,720
Denso	900	39,588
Donaco International	35,000	10,562
Hennes & Mauritz Class B	1,000	25,556
Industria de Diseno Textil	1,100	38,772
Kering	450	116,391
LVMH Moet Hennessy Louis Vuitton	250	54,900
Next	320	17,320
Nitori Holdings	1,226	154,943
Oriental Land	500	28,667
Publicis Groupe	769	53,742
RTL Group	355	28,593
Sekisui Chemical	2,200	36,973
Sodexo	265	31,168
Stanley Electric	1,100	31,371
Sumitomo Rubber Industries	8,300	141,427
Techtronic Industries	32,500	131,522
Toyota Motor	2,999	162,759
USS	1,500	25,007
Valeo	1,405	93,573
Whitbread	530	26,283
WPP	1,810	39,731
Yue Yuen Industrial Holdings	45,500	178,862

		1,655,629

Consumer Staples – 1.77%
Anheuser–Busch InBev	315	34,579
Aryzta †	2,553	81,944
Asahi Group Holdings	700	26,458

(continues)	77

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

	Number of shares	Value (U.S. $)

Common Stock (continued)

Developed Markets§ (continued)
Consumer Staples (continued)
British American Tobacco	1,365	$90,641
Carlsberg Class B	1,353	124,947
Chocoladefabriken Lindt & Spruengli †	6	34,024
Coca-Cola Amatil	12,362	102,190
Coca-Cola European Partners	845	31,596
Danone	605	41,152
Diageo	1,270	36,335
FamilyMart UNY Holdings	400	23,857
Imperial Brands	2,360	114,341
Japan Tobacco	4,100	133,242
Jeronimo Martins	1,720	30,771
Kao	700	38,380
Koninklijke Ahold Delhaize	1,703	36,444
L’Oreal	310	59,577
Nestle	1,745	133,882
Reckitt Benckiser Group	300	27,386
Suntory Beverage & Food	600	25,276
Svenska Cellulosa Class B	780	25,157
Tate & Lyle	2,500	23,946
Treasury Wine Estates	2,500	23,359
Unilever	660	32,576
Unilever CVA	885	43,968
WH Group 144A #	32,500	28,019
Woolworths	1,400	28,344

		1,432,391

Energy – 0.34%
Amec Foster Wheeler	3,700	24,639
Neste	430	16,771
Origin Energy †	4,300	23,161
Suncor Energy	2,800	85,968
TOTAL	2,394	121,094

		271,633

Financials – 1.45%
AIA Group	9,000	56,746
AXA	6,224	161,047
Banco Espirito Santo Class R =†	85,000	0
Bank Leumi Le-Israel †	7,700	34,010
Deutsche Bank †	800	13,783
ING Groep	9,531	144,076
Medibank Pvt	11,200	24,130
Mitsubishi UFJ Financial Group	34,781	218,596
Nordea Bank	16,842	192,278

	Number of shares	Value (U.S. $)

Common Stock (continued)

Developed Markets§ (continued)
Financials (continued)
Prudential	2,620	$55,345
Sony Financial Holdings	1,600	25,711
Standard Chartered †	14,842	141,884
UniCredit	7,185	110,759

		1,178,365

Healthcare – 1.66%
Actelion †	140	39,443
Astellas Pharma	3,100	40,821
Bayer	435	50,141
Fresenius SE & Co.	505	40,583
GlaxoSmithKline	1,710	35,554
ICON †	335	26,706
Indivior	6,500	26,231
Lonza Group †	155	29,309
Merck	310	35,320
Miraca Holdings	700	32,193
Novartis	3,549	263,433
Novo Nordisk Class B	740	25,414
Orion Class B	600	31,281
Ramsay Health Care	575	30,703
Roche Holding	490	125,136
Sanofi	2,385	215,300
Shire	2,130	124,387
Smith & Nephew	1,900	28,947
Sumitomo Dainippon Pharma	1,700	28,066
Teva Pharmaceutical Industries ADR	3,547	113,823

		1,342,791

Industrials – 2.42%
ABB	1,550	36,257
ANDRITZ	530	26,509
Aurizon Holdings	7,100	28,478
Deutsche Lufthansa	2,150	34,863
Deutsche Post	5,301	181,557
East Japan Railway	2,125	185,033
Elbit Systems	210	24,035
Fraport Frankfurt Airport Services Worldwide	500	35,380
Fuji Electric	5,000	29,687
ITOCHU	14,837	210,567
Japan Airlines	1,000	31,672
JTEKT	1,700	26,402
Koninklijke Philips	6,212	199,670
Legrand	600	36,177
Leonardo †	2,257	31,999

78

	Number of shares	Value (U.S. $)

Common Stock (continued)

Developed Markets§ (continued)
Industrials (continued)
Meggitt	16,706	$93,206
MINEBEA MITSUMI	8,100	108,044
Mitsubishi Electric	2,000	28,689
Mitsubishi Heavy Industries	7,000	28,080
Rexel	3,521	63,931
Rolls-Royce Holdings †	3,200	30,230
Safran	425	31,751
Securitas Class B	1,550	24,217
Singapore Airlines	2,600	18,717
Teleperformance	1,177	127,132
Vestas Wind Systems	345	28,051
Vinci	2,709	214,724
Wolters Kluwer	640	26,603
Yamato Holdings	1,100	23,046

		1,964,707

Information Technology – 0.80%
Amadeus IT Group	850	43,126
ASM Pacific Technology	2,900	39,443
ASML Holding (New York Shares) †	274	36,387
Atos	335	41,438
Brother Industries	1,600	33,414
CGI Group Class A †	2,232	106,947
Infineon Technologies	1,610	32,882
InterXion Holding †	475	18,791
Nice	380	25,533
Omron	900	39,491
Playtech	9,921	115,723
SAP	470	46,118
Seiko Epson	1,800	37,898
Trend Micro	600	26,677

		643,868

Materials – 0.71%
Alamos Gold	5,202	41,777
Amcor	2,480	28,534
Anglo American †	1,950	29,794
Anglo American ADR †	1,800	13,698
BHP Billiton	1,750	27,056
Boral	5,300	23,647
Chr Hansen Holding	380	24,390
Covestro 144A #	360	27,713
Daicel	2,300	27,704
EMS-Chemie Holding	67	39,030
Fletcher Building	3,500	20,413
Johnson Matthey	630	24,311
Kuraray	1,900	28,808

	Number of shares	Value (U.S. $)

Common Stock (continued)

Developed Markets§ (continued)
Materials (continued)
Rio Tinto	2,462	$99,002
Shin-Etsu Chemical	500	43,313
South32	13,200	27,834
Umicore	525	29,908
Yamana Gold	7,153	19,740

		576,672

Real Estate – 0.09%
Azrieli Group †	400	21,223
Daito Trust Construction	200	27,477
Westfield	4,050	27,477

		76,177

Telecommunication Services – 0.52%
KDDI	1,600	41,994
Nippon Telegraph & Telephone	4,144	176,882
Tele2 Class B	11,994	114,510
Telenor	1,400	23,300
Telstra	8,500	30,262
Vodafone Group	12,500	32,591

		419,539

Utilities – 0.08%
National Grid	2,787	35,390
Tokyo Gas	7,000	31,853

		67,243

Total Developed Markets (cost $7,744,542)		9,629,015

Emerging Markets X – 4.89%
Consumer Discretionary – 0.40%
Arcos Dorados Holdings Class A †	4,200	33,810
Astra International	72,500	46,926
B2W Cia Digital †	17,435	68,780
Ctrip.com International ADR †	1,000	49,150
Grupo Televisa ADR	2,825	73,281
Hyundai Motor	144	20,281
Woolworths Holdings	5,692	29,660

		321,888

Consumer Staples – 0.69%
Anadolu Efes Biracilik Ve Malt Sanayii	3,371	18,374
BRF ADR	2,700	33,075
China Mengniu Dairy	16,000	33,147
Cia Brasileira de Distribuicao ADR	1,600	30,720
Cia Cervecerias Unidas ADR	1,300	32,851

(continues)	79

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

	Number of shares	Value (U.S. $)

Common Stock (continued)

Emerging Markets X (continued)
Consumer Staples (continued)
Coca-Cola Femsa ADR	1,230	$88,191
Fomento Economico Mexicano ADR	600	53,112
JBS	3,200	10,487
Lotte Chilsung Beverage	29	36,694
Lotte Confectionery	330	56,657
Tingyi Cayman Islands Holding	33,908	42,584
Uni-President China Holdings	70,600	49,692
Wal-Mart de Mexico	9,590	22,128
X5 Retail Group GDR †	1,540	51,821

		559,533

Energy – 0.71%
Cairn India	6,469	30,470
China Petroleum & Chemical	37,350	30,278
Gazprom PJSC ADR	11,842	52,934
Lukoil PJSC ADR	1,000	53,060
Petroleo Brasileiro ADR †	6,419	62,200
PTT	3,841	43,258
Reliance Industries GDR 144A #	6,684	269,365
Rosneft Oil PJSC GDR	6,870	39,090

		580,655

Financials – 0.63%
Akbank	24,861	58,348
Banco Bradesco ADR	4,800	49,152
Bangkok Bank	6,096	32,199
Grupo Financiero Banorte	4,500	25,896
Grupo Financiero Santander Mexico Class B ADR	4,200	37,926
ICICI Bank ADR	8,000	68,800
Industrial & Commercial Bank of China	24,000	15,688
Itau Unibanco Holding ADR	5,703	68,835
KB Financial Group ADR	927	40,760
Samsung Life Insurance	565	54,818
Sberbank of Russia PJSC =	20,758	58,942

		511,364

Healthcare – 0.03%
Hypermarcas	2,600	24,085

		24,085

Industrials – 0.08%
Gol Linhas Aereas Inteligentes ADR †	510	13,515
KCC	124	39,252
Rumo †	1,072	2,931

	Number of shares	Value (U.S. $)

Common Stock (continued)

Emerging Markets X (continued)
Industrials (continued)
Santos Brasil Participacoes †	8,500	$6,163
ZTO Express Cayman ADR †	87	1,139

		63,000

Information Technology – 1.36%
Alibaba Group Holding ADR †	1,190	128,318
Baidu ADR †	650	112,138
Hon Hai Precision Industry	15,468	46,390
MediaTek	9,000	63,772
Samsung Electronics	129	237,629
Samsung SDI	243	29,987
SINA †	1,100	79,332
Sohu.com †	2,000	78,660
Taiwan Semiconductor Manufacturing	14,034	87,416
Taiwan Semiconductor Manufacturing ADR	2,000	65,680
Tencent Holdings	4,900	140,477
Weibo ADR †	110	5,740
WNS Holdings ADR †	845	24,175

		1,099,714

Materials – 0.22%
Braskem ADR	1,400	28,490
Cemex ADR †	3,943	35,763
Cemex Latam Holdings †	2,673	9,855
Cia de Minas Buenaventura ADR	1,300	15,652
Impala Platinum Holdings †	1,419	4,783
Sociedad Quimica y Minera de Chile ADR	600	20,622
UltraTech Cement	1,071	65,722

		180,887

Real Estate – 0.07%
Etalon Group GDR 144A #=	3,700	13,986
IRSA Inversiones y Representaciones ADR †	900	22,059
UEM Sunrise	67,159	19,273

		55,318

Telecommunication Services – 0.70%
America Movil Class L ADR	3,726	52,797
China Mobile	8,294	90,768
China Mobile ADR	200	11,046
LG Uplus	2,011	25,715
Mobile TeleSystems ADR	1,600	17,648
SK Telecom ADR	6,800	171,224
Telefonica Brasil ADR	4,350	64,597

80

	Number of shares	Value (U.S. $)

Common Stock (continued)

Emerging Markets X (continued)
Telecommunication Services (continued)
TIM Participacoes ADR	4,900	$78,302
Turkcell Iletisim Hizmetleri ADR †	2,687	22,248
VEON ADR	4,600	18,768
Vodacom Group	1,604	18,173

		571,286

Total Emerging Markets (cost $3,448,872)		3,967,730

Total Common Stock (cost $21,069,058)		29,161,161

Exchange-Traded Funds – 1.26%

iShares MSCI EAFE ETF	70	4,360
iShares MSCI EAFE Growth ETF	310	21,542
iShares Russell 1000 Growth ETF	6,820	776,116
Vanguard FTSE Developed Markets ETF	390	15,327
Vanguard Mega Cap Growth ETF	980	93,796
Vanguard Russell 1000 Growth ETF	950	110,865

Total Exchange-Traded Funds (cost $980,237)		1,022,006

	Principal amount°

Agency Collateralized Mortgage Obligations – 10.49%

Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	931	1,080
Series 2005-70 PA 5.50% 8/25/35	3,714	4,151
Series 2008-15 SB 5.618% 8/25/36 S•	22,303	4,234
Series 2010-41 PN 4.50% 4/25/40	60,000	64,741
Series 2010-43 HJ 5.50% 5/25/40	6,705	7,482
Series 2010-96 DC 4.00% 9/25/25	59,341	63,431
Series 2010-129 SM 5.018% 11/25/40 S•	64,179	10,400
Series 2012-51 SA 5.518% 5/25/42 S•	56,390	12,981

	Principal amount°	Value (U.S. $)

Agency Collateralized Mortgage Obligations (continued)

Fannie Mae REMICs
Series 2012-98 MI 3.00% 8/25/31 S	87,364	$9,866
Series 2012-99 AI 3.50% 5/25/39 S	200,698	21,407
Series 2012-118 AI 3.50% 11/25/37 S	53,601	6,549
Series 2012-120 WI 3.00% 11/25/27 S	49,402	5,000
Series 2012-125 MI 3.50% 11/25/42 S	162,331	32,506
Series 2013-7 EI 3.00% 10/25/40 S	1,854,498	249,699
Series 2013-26 ID 3.00% 4/25/33 S	104,198	14,617
Series 2013-38 AI 3.00% 4/25/33 S	96,889	13,111
Series 2013-43 IX 4.00% 5/25/43 S	262,074	61,912
Series 2013-44 DI 3.00% 5/25/33 S	311,359	49,666
Series 2013-45 PI 3.00% 5/25/33 S	150,220	22,146
Series 2013-51 PI 3.00% 11/25/32 S	152,676	18,166
Series 2013-55 AI 3.00% 6/25/33 S	105,574	15,276
Series 2013-59 PY 2.50% 6/25/43	30,000	27,397
Series 2013-62 PY 2.50% 6/25/43	25,000	22,869
Series 2013-64 KI 3.00% 2/25/33 S	489,202	64,599
Series 2013-69 IJ 3.00% 7/25/33 S	62,762	9,126
Series 2013-71 ZA 3.50% 7/25/43	29,641	29,710
Series 2014-25 DI 3.50% 8/25/32 S	58,449	6,664
Series 2014-36 ZE 3.00% 6/25/44	70,759	64,625
Series 2014-68 BS 5.168% 11/25/44 S•	92,705	18,144
Series 2015-11 BI 3.00% 1/25/33 S	63,374	6,491
Series 2015-40 GZ 3.50% 5/25/45	11,728	11,157
Series 2015-44 Z 3.00% 9/25/43	93,791	90,661
Series 2015-71 PI 4.00% 3/25/43 S	291,664	47,827

(continues)	81

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

	Principal amount°	Value (U.S. $)

Agency Collateralized Mortgage Obligations (continued)

Fannie Mae REMICs
Series 2015-95 SH 5.018% 1/25/46 S●	88,131	$18,875
Series 2016-2 HI 3.00% 12/25/41 S	138,468	18,515
Series 2016-17 BI 4.00% 2/25/43 S	753,669	128,387
Series 2016-33 DI 3.50% 6/25/36 S	85,201	13,337
Series 2016-54 PI 3.00% 2/25/44 S	142,072	17,627
Series 2016-62 SA 5.018% 9/25/46 S●	120,980	29,030
Series 2016-74 GS 5.018% 10/25/46 S●	1,119,718	275,798
Series 2016-80 BZ 3.00% 11/25/46	163,023	142,965
Series 2016-80 CZ 3.00% 11/25/46	141,759	124,307
Series 2016-80 JZ 3.00% 11/25/46	15,188	13,779
Series 2016-90 CI 3.00% 2/25/45 S	1,070,392	164,725
Series 2016-95 IO 3.00% 12/25/46 S	1,612,829	318,599
Series 2016-95 LZ 2.50% 12/25/46	75,627	61,461
Series 2016-95 US 5.018% 12/25/46 S●	1,693,378	371,476
Series 2016-99 TI 3.50% 3/25/36 S	92,885	12,788
Series 2017-6 NI 3.50% 3/25/46 S	99,153	15,768
Series 2017-16 YT 3.00% 7/25/46	30,000	29,372
Series 2017-24 AI 3.00% 8/25/46 S	100,000	13,250
Freddie Mac REMICs
Series 2512 PG 5.50% 10/15/22	33,543	36,345
Series 2621 QH 5.00% 5/15/33	367	393
Series 2708 ZD 5.50% 11/15/33	9,958	11,073
Series 4065 DE 3.00% 6/15/32	15,000	15,093
Series 4100 EI 3.00% 8/15/27 S	81,147	8,202
Series 4109 AI 3.00% 7/15/31 S	176,636	19,011

	Principal amount°	Value (U.S. $)

Agency Collateralized Mortgage Obligations (continued)

Freddie Mac REMICs
Series 4120 IK 3.00% 10/15/32 S	135,330	$18,478
Series 4136 EZ 3.00% 11/15/42	15,827	15,554
Series 4146 IA 3.50% 12/15/32 S	71,132	11,202
Series 4161 IM 3.50% 2/15/43 S	68,737	15,559
Series 4181 DI 2.50% 3/15/33 S	64,596	7,266
Series 4184 GS 5.208% 3/15/43 S●	69,415	15,812
Series 4185 LI 3.00% 3/15/33 S	75,493	10,543
Series 4186 IE 3.00% 3/15/33 S	1,304,847	183,585
Series 4191 CI 3.00% 4/15/33 S	65,956	9,275
Series 4206 DZ 3.00% 5/15/33	35,622	34,718
Series 4223 HI 3.00% 4/15/30 S	334,370	26,363
Series 4342 CI 3.00% 11/15/33 S	64,294	8,329
Series 4366 DI 3.50% 5/15/33 S	173,558	23,637
Series 4433 DI 3.00% 8/15/32 S	676,543	68,279
Series 4435 DY 3.00% 2/15/35	73,000	72,457
Series 4476 GI 3.00% 6/15/41 S	153,619	17,665
Series 4518 CI 3.50% 6/15/42 S	281,194	38,145
Series 4567 LI 4.00% 8/15/45 S	752,677	142,718
Series 4574 AI 3.00% 4/15/31 S	291,365	37,308
Series 4581 LI 3.00% 5/15/36 S	86,514	12,099
Series 4592 WT 5.50% 6/15/46	139,512	155,705
Series 4594 SG 5.088% 6/15/46 S●	186,912	45,650
Series 4596 ZH 3.00% 11/15/45	731,249	730,469
Series 4614 HB 2.50% 9/15/46	32,000	28,607
Series 4618 SA 5.088% 9/15/46 S●	97,335	23,893

82

Principal amount°	Value (U.S. $)

Agency Collateralized Mortgage Obligations (continued)

Freddie Mac REMICs
Series 4623 IY 4.00% 10/15/46 S	98,331	$22,130
Series 4623 LZ 2.50% 10/15/46	121,255	103,445
Series 4623 MW 2.50% 10/15/46	225,000	204,312
Series 4623 WI 4.00% 8/15/44 S	132,329	24,610
Series 4643 QI 3.50% 9/15/45 S	218,553	35,997
Series 4648 ND 3.00% 9/15/46	12,000	11,425
Series 4648 SA 5.088% 1/15/47 S●	1,258,179	287,590
Series 4656 HI 3.50% 5/15/42 S	99,646	12,358
Series 4657 NW 3.00% 4/15/45	12,000	11,858
Series 4660 GI 3.00% 8/15/43 S	99,787	14,247
Freddie Mac Strips
Series 267 S5 5.088% 8/15/42 S●	89,285	18,095
Series 299 S1 5.088% 1/15/43 S●	66,884	13,691
Series 326 S2 5.038% 3/15/44 S●	73,900	14,637
GNMA
Series 2010-113 KE 4.50% 9/20/40	140,000	152,568
Series 2012-136 MX 2.00% 11/20/42	240,000	217,618
Series 2013-113 AZ 3.00% 8/20/43	90,181	85,528
Series 2013-113 LY 3.00% 5/20/43	138,000	135,991
Series 2015-64 GZ 2.00% 5/20/45	33,194	26,994
Series 2015-74 CI 3.00% 10/16/39 S	75,677	9,605
Series 2015-82 GI 3.50% 12/20/38 S	116,888	11,745
Series 2015-133 AL 3.00% 5/20/45	96,000	93,791
Series 2015-142 AI 4.00% 2/20/44 S	68,429	8,655
Series 2016-5 GL 3.00% 7/20/45	140,000	136,485
Series 2016-101 QL 3.00% 7/20/46	356,000	336,642

	Principal amount°	Value (U.S. $)

Agency Collateralized Mortgage Obligations (continued)

GNMA
Series 2016-108 YL 3.00% 8/20/46	1,720,000	$1,615,474
Series 2016-111 PB 2.50% 8/20/46	30,000	26,989
Series 2016-134 MW 3.00% 10/20/46	140,000	139,366
Series 2016-135 Z 3.00% 10/20/46	5,063	4,586
Series 2016-160 VZ 2.50% 11/20/46	14,117	11,495
Series 2017-4 BW 3.00% 1/20/47	12,000	11,308
Series 2017-25 CZ 3.50% 2/20/47	5,015	5,001

Total Agency Collateralized Mortgage Obligations (cost $8,576,981)		8,505,419

Agency Commercial Mortgage-Backed Securities - 0.68%

Freddie Mac Multifamily
Structured Pass Through Certificates
Series K037 A2 3.49% 1/25/24 ◆	60,000	63,571
Series KS03 A4 3.161% 5/25/25 ◆●	50,000	50,428
FREMF Mortgage Trust
Series 2011-K14 B 144A 5.167% 2/25/47 #●	20,000	21,860
Series 2011-K15 B 144A 4.949% 8/25/44 #●	10,000	10,862
Series 2012-K18 B 144A 4.256% 1/25/45 #●	30,000	31,744
Series 2012-K22 B 144A 3.686% 8/25/45 #●	50,000	51,393
Series 2012-K708 B 144A 3.752% 2/25/45 #●	45,000	45,990
Series 2013-K32 B 144A 3.538% 10/25/46 #●	110,000	109,945
Series 2013-K33 B 144A 3.502% 8/25/46 #●	50,000	49,693
Series 2013-K712 B 144A 3.365% 5/25/45 #●	25,000	25,498
Series 2013-K713 B 144A 3.166% 4/25/46 #●	15,000	15,217

(continues)	83

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

	Principal amount°	Value (U.S. $)

Agency Commercial Mortgage-Backed Securities (continued)

FREMF Mortgage Trust
Series 2013 -K713 C 144A 3.166% 4/25/46 #●	75,000	$75,192

Total Agency Commercial Mortgage-Backed Securities (cost $553,625)		551,393

Agency Mortgage-Backed Securities – 9.58%

Fannie Mae S.F. 30 yr
4.50% 5/1/39	47,269	50,985
4.50% 2/1/46	240,563	258,639
5.00% 11/1/33	503	551
5.00% 8/1/35	1,679	1,837
5.00% 10/1/35	241,872	264,641
5.00% 10/1/36	711	778
5.00% 12/1/36	539	589
5.50% 3/1/34	47,670	53,439
5.50% 4/1/34	792	887
5.50% 11/1/34	2,620	2,934
5.50% 2/1/35	1,481	1,658
5.50% 8/1/37	7,827	8,765
5.50% 1/1/38	79,373	88,754
5.50% 3/1/38	19,820	22,221
5.50% 12/1/38	766	858
5.50% 7/1/40	22,393	25,052
5.50% 6/1/41	52,767	59,109
5.50% 5/1/44	998,963	1,117,877
6.00% 3/1/34	4,147	4,747
6.00% 8/1/34	6,951	7,935
6.00% 11/1/34	198	225
6.00% 4/1/35	95,477	108,839
6.00% 6/1/35	82,456	93,907
6.00% 7/1/35	24,285	27,557
6.00% 12/1/35	33,754	38,356
6.00% 5/1/36	77,088	87,261
6.00% 6/1/36	123,120	142,486
6.00% 9/1/36	65,119	73,867
6.00% 12/1/36	2,790	3,176
6.00% 2/1/37	9,052	10,224
6.00% 5/1/37	80,994	91,924
6.00% 6/1/37	1,524	1,738
6.00% 7/1/37	1,197	1,351
6.00% 8/1/37	115,299	130,835
6.00% 9/1/37	66,378	75,076
6.00% 11/1/37	503	568
6.00% 3/1/38	170,621	194,513
6.00% 5/1/38	51,850	58,734
6.00% 9/1/38	9,033	10,319

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)

Fannie Mae S.F. 30 yr
6.00% 10/1/38	3,558	$4,017
6.00% 9/1/39	244,950	279,182
6.00% 10/1/39	98,647	112,925
6.00% 3/1/40	34,784	39,269
6.00% 9/1/40	10,972	12,400
6.00% 11/1/40	4,646	5,322
6.00% 5/1/41	71,237	80,526
6.00% 6/1/41	33,124	37,422
6.00% 7/1/41	28,766	32,478
6.50% 3/1/40	63,491	71,839
Fannie Mae S.F. 30 yr TBA
4.50% 4/1/47	3,003,000	3,215,088
Freddie Mac ARM
2.553% 10/1/46●	75,257	75,585
Freddie Mac S.F. 30 yr
5.00% 5/1/41	52,896	58,272
5.50% 3/1/34	3,338	3,753
5.50% 12/1/34	3,078	3,461
5.50% 9/1/37	2,754	3,054
5.50% 3/1/40	10,354	11,478
5.50% 8/1/40	6,919	7,671
5.50% 6/1/41	61,257	68,691
6.00% 5/1/35	9,133	10,402
6.00% 2/1/36	6,503	7,403
6.00% 3/1/36	8,576	9,774
6.00% 8/1/38	28,320	32,456
6.00% 10/1/38	3,393	3,881
6.00% 3/1/40	86,255	97,374
6.00% 5/1/40	33,890	38,379
6.00% 7/1/40	16,538	18,747
6.50% 12/1/31	2,093	2,364
GNMA II S.F. 30 yr
5.00% 9/20/46	113,012	121,355
5.50% 5/20/37	12,374	13,764
5.50% 4/20/40	11,192	12,236
6.00% 2/20/39	15,625	17,714
6.00% 10/20/39	15,865	17,720
6.00% 2/20/40	53,343	59,752
6.00% 4/20/46	17,543	19,632
6.50% 6/20/39	18,961	21,464
6.50% 10/20/39	16,254	18,347

Total Agency Mortgage-Backed Securities (cost $7,767,806)		7,768,409

84

	Principal amount°		Value (U.S. $)

Collateralized Debt Obligations – 1.79%

AMMC CLO
Series 2015-16A AR 144A 2.42% 4/14/29 #●		100,000	$99,950
Cedar Funding VI CLO
Series 2016-6A A1 144A 2.344% 10/20/28 #●		250,000	250,523
Cent CLO
Series 2013-20A A 144A 2.518% 1/25/26 #●		150,000	149,941
GoldentTree Loan Management US CLO
Series 2017-1A A 144A 2.38% 4/20/29 #●		250,000	250,905
JFIN CLO
Series 2017-1A A1 144A 2.324% 4/24/29 #●		100,000	100,150
Magnetite IX
Series 2014-9A A1 144A 2.458% 7/25/26 #●		250,000	250,250
TIAA CLO II
Series 2017-1A A 144A 2.49% 4/20/29 #●		250,000	249,781
Venture XXIV CLO
Series 2016-24A A1D 144A 2.419% 10/20/28 #●		100,000	100,133

Total Collateralized Debt Obligations (cost $1,447,150)			1,451,633

Convertible Bond – 0.13%

Clearwire Communications 144A 8.25% exercise price $7.08, maturity date 12/1/40 #		100,000	103,875

Total Convertible Bond (cost $104,500)			103,875

Corporate Bonds – 30.07%

Banking - 5.97%
Bank Nederlandse Gemeenten 3.50% 7/19/27	AUD	16,000	12,140
Bank of America
3.124% 1/20/23 ●		215,000	216,066
3.248% 10/21/27		25,000	23,848
3.30% 8/5/21	AUD	10,000	7,617
3.824% 1/20/28 ●		70,000	70,285
4.183% 11/25/27		50,000	50,277

	Principal amount°		Value (U.S. $)

Corporate Bonds (continued)

Banking (continued)
Bank of New York Mellon
2.15% 2/24/20		15,000	$15,066
2.20% 8/16/23		45,000	43,234
2.50% 4/15/21		115,000	115,355
3.442% 2/7/28 ●		90,000	90,787
4.625% 12/29/49 ●		60,000	57,750
Barclays 4.337% 1/10/28		200,000	200,008
BB&T 2.45% 1/15/20		60,000	60,630
Citigroup
1.80% 1/10/20 ●		260,000	260,974
3.75% 10/27/23	AUD	59,000	45,081
Citizens Financial Group
2.375% 7/28/21		25,000	24,675
4.30% 12/3/25		55,000	56,783
Credit Suisse Group 144A 6.25% 12/29/49 #●		200,000	203,592
Credit Suisse Group Funding Guernsey 4.55% 4/17/26		250,000	258,840
Export-Import Bank of India 144A 3.375% 8/5/26 #		200,000	191,554
Export-Import Bank of Korea 4.00% 6/7/27	AUD	10,000	7,606
Fifth Third Bancorp
2.875% 7/27/20		25,000	25,341
Goldman Sachs Group
3.85% 1/26/27		40,000	40,257
5.15% 5/22/45		105,000	110,526
5.20% 12/17/19	NZD	18,000	13,097
Huntington Bancshares 2.30% 1/14/22		35,000	34,120
JPMorgan Chase & Co.
3.782% 2/1/28 ●		90,000	90,944
4.25% 11/2/18	NZD	85,000	60,483
4.25% 10/1/27		70,000	71,988
KeyBank 3.40% 5/20/26		250,000	243,568
KeyCorp 5.00% 12/29/49 ●		75,000	74,437
Landwirtschaftliche Rentenbank
5.375% 4/23/24	NZD	125,000	95,722
Lloyds Banking Group
3.00% 1/11/22		200,000	199,054
Morgan Stanley
2.625% 11/17/21		85,000	84,418
3.625% 1/20/27		50,000	49,715
3.95% 4/23/27		25,000	24,805
5.00% 9/30/21	AUD	54,000	44,077
PNC Financial Services Group
5.00% 12/29/49 ●		65,000	64,837

(continues)	85

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Banking (continued)
Royal Bank of Canada
2.75% 2/1/22	95,000	$95,923
Royal Bank of Scotland Group
3.875% 9/12/23	200,000	197,362
State Street
2.55% 8/18/20	60,000	60,827
3.55% 8/18/25	50,000	51,434
SunTrust Banks
2.70% 1/27/22	70,000	69,788
Toronto-Dominion Bank
2.125% 4/7/21	160,000	158,658
2.50% 12/14/20	40,000	40,351
3.625% 9/15/31 ●	65,000	63,758
U.S. Bancorp 3.10% 4/27/26	75,000	73,721
UBS Group Funding Jersey
144A 3.00% 4/15/21 #	200,000	200,517
USB Capital IX
3.50% 10/29/49 ●	145,000	123,431
Wells Fargo & Co.
3.069% 1/24/23	300,000	301,485
Zions Bancorporation
4.50% 6/13/23	60,000	62,271

		4,839,083

Basic Industry – 2.49%
Boise Cascade 144A 5.625% 9/1/24 #	55,000	56,100
Builders FirstSource 144A 5.625% 9/1/24 #	50,000	50,937
Cemex 144A 7.75% 4/16/26 #	200,000	225,542
CF Industries 6.875% 5/1/18	105,000	109,725
Cliffs Natural Resources 144A 5.75% 3/1/25 #	5,000	4,863
Dow Chemical 8.55% 5/15/19	198,000	224,547
Freeport-McMoRan 144A 6.875% 2/15/23 #	65,000	67,437
General Electric
4.25% 1/17/18	NZD 10,000	7,096
5.55% 5/4/20	40,000	44,265
6.00% 8/7/19	80,000	87,896
Georgia-Pacific 8.00% 1/15/24	160,000	205,239
International Paper 4.40% 8/15/47	105,000	99,494
INVISTA Finance 144A 4.25% 10/15/19 #	75,000	77,437
Koppers 144A 6.00% 2/15/25 #	40,000	41,400

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Basic Industry (continued)
LYB International Finance II 3.50% 3/2/27	90,000	$88,496
Novelis 144A 5.875% 9/30/26 #	25,000	25,563
OCP 144A 4.50% 10/22/25 #	200,000	197,775
Olin 5.125% 9/15/27	15,000	15,291
PolyOne 5.25% 3/15/23	30,000	30,375
Potash Corp. of Saskatchewan 4.00% 12/15/26	45,000	46,155
PulteGroup 5.00% 1/15/27	30,000	30,113
Southern Copper 5.875% 4/23/45	20,000	20,939
Standard Industries 144A 5.00% 2/15/27 #	80,000	78,600
US Concrete 144A 6.375% 6/1/24 #	25,000	26,000
Vale Overseas 5.875% 6/10/21	10,000	10,741
6.25% 8/10/26	50,000	54,437
Westlake Chemical 144A 5.00% 8/15/46 #	45,000	46,372
WR Grace & Co. 144A 5.625% 10/1/24 #	42,000	44,415

		2,017,250

Capital Goods – 1.16%
Ball 5.25% 7/1/25	45,000	47,813
CCL Industries 144A 3.25% 10/1/26 #	40,000	38,356
Crown Americas 144A 4.25% 9/30/26 #	20,000	19,288
Fortune Brands Home & Security 3.00% 6/15/20	35,000	35,447
KLX 144A 5.875% 12/1/22 #	20,000	20,700
Lennox International 3.00% 11/15/23	100,000	98,413
Masco 3.50% 4/1/21	75,000	76,696
Owens-Brockway Glass Container 144A 5.875% 8/15/23 #	55,000	58,300
Parker-Hannifin 3.30% 11/21/24	5,000	5,092
Rockwell Collins 3.20% 3/15/24	45,000	44,971
Roper Technologies 2.80% 12/15/21	30,000	30,063
Siemens Financierings-maatschappij 144A 2.70% 3/16/22 #	260,000	260,421

86

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Capital Goods (continued)
Waste Management 2.40% 5/15/23	205,000	$201,578

		937,138

Consumer Cyclical – 1.85%
Albertsons 144A 6.625% 6/15/24 #	20,000	20,500
BMW US Capital 144A 3.30% 4/6/27 #	55,000	54,860
Boyd Gaming 6.375% 4/1/26	35,000	37,537
Daimler Finance North America 144A 3.45% 1/6/27 #	150,000	150,601
Dollar General 3.875% 4/15/27	100,000	100,271
General Motors Financial
3.45% 4/10/22	115,000	115,691
3.70% 5/9/23	35,000	35,310
5.25% 3/1/26	5,000	5,381
GLP Capital 5.375% 4/15/26	55,000	56,925
Goodyear Tire & Rubber 5.00% 5/31/26	45,000	46,237
Hanesbrands 144A 4.875% 5/15/26 #	45,000	44,437
Hilton Worldwide Finance 144A 4.875% 4/1/27 #	30,000	30,375
Hyundai Capital America
144A 2.125% 10/2/17 #	60,000	60,098
144A 2.55% 2/6/19 #	15,000	15,083
144A 3.00% 3/18/21 #	10,000	10,042
KFC Holding
144A 5.00% 6/1/24 #	20,000	20,475
144A 5.25% 6/1/26 #	20,000	20,400
Levi Strauss & Co. 5.00% 5/1/25	65,000	66,963
Live Nation Entertainment 144A 4.875% 11/1/24 #	35,000	35,087
Lowe’s 3.70% 4/15/46	135,000	125,619
Marriott International
3.75% 3/15/25	45,000	45,805
4.50% 10/1/34	10,000	10,161
MGM Resorts International 4.625% 9/1/26	25,000	24,375
Penn National Gaming 144A 5.625% 1/15/27 #	70,000	69,650
Scientific Games International 144A 7.00% 1/1/22 #	40,000	42,850
Target 3.625% 4/15/46	70,000	63,322

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Consumer Cyclical (continued)
Walgreens Boots Alliance
3.10% 6/1/23	125,000	$124,984
3.45% 6/1/26	35,000	34,185
Wyndham Worldwide 4.15% 4/1/24	35,000	35,343

		1,502,567

Consumer Non-Cyclical – 2.69%
Abbott Laboratories 2.90% 11/30/21	235,000	236,254
ACCO Brands 144A 5.25% 12/15/24 #	15,000	15,113
Anheuser-Busch InBev Finance 2.65% 2/1/21	310,000	312,580
Becle 144A 3.75% 5/13/25 #	150,000	146,750
Biogen 5.20% 9/15/45	50,000	54,246
Celgene 3.25% 8/15/22	110,000	111,827
DaVita 5.00% 5/1/25	60,000	59,963
Dean Foods 144A 6.50% 3/15/23 #	50,000	52,250
HCA 5.375% 2/1/25	60,000	62,550
HealthSouth 5.125% 3/15/23	15,000	15,075
5.75% 11/1/24	50,000	50,625
5.75% 9/15/25	20,000	20,075
Heineken 144A 3.50% 1/29/28 #	25,000	25,185
Hill-Rom Holdings 144A 5.00% 2/15/25 #	50,000	50,063
Molson Coors Brewing 3.00% 7/15/26	155,000	147,674
Mylan 3.95% 6/15/26	60,000	58,835
New York and Presbyterian Hospital 4.063% 8/1/56	50,000	47,006
Post Holdings 144A 5.00% 8/15/26 #	80,000	76,800
Revlon Consumer Products 6.25% 8/1/24	20,000	20,000
Reynolds American 4.00% 6/12/22	80,000	84,054
Shire Acquisitions Investments Ireland
2.40% 9/23/21	65,000	63,720
2.875% 9/23/23	65,000	63,150
Tempur Sealy International 5.50% 6/15/26	35,000	34,597
Thermo Fisher Scientific 3.00% 4/15/23	290,000	288,149
Transurban Finance 144A 3.375% 3/22/27 #	25,000	24,223

(continues)	87

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Consumer Non-Cyclical (continued)
Universal Health Services 144A 5.00% 6/1/26 #	15,000	$15,487
Zimmer Biomet Holdings 3.375% 11/30/21	45,000	45,567

		2,181,818

Energy – 2.59%
Anadarko Petroleum 5.55% 3/15/26	180,000	200,091
BP Capital Markets
3.216% 11/28/23	95,000	95,556
3.224% 4/14/24	60,000	60,075
Diamondback Energy 144A 4.75% 11/1/24 #	40,000	40,436
Ecopetrol 7.375% 9/18/43	15,000	16,103
Enbridge
4.25% 12/1/26	30,000	30,681
6.00% 1/15/77 ●	15,000	15,206
Energy Transfer Equity 7.50% 10/15/20	50,000	56,000
Energy Transfer Partners
4.75% 1/15/26	15,000	15,462
6.125% 12/15/45	40,000	42,769
9.70% 3/15/19	56,000	63,703
Enterprise Products Operating 7.034% 1/15/68 ●	10,000	10,409
Genesis Energy 5.625% 6/15/24	20,000	19,650
Gulfport Energy
144A 6.00% 10/15/24 #	35,000	34,125
6.625% 5/1/23	15,000	15,244
Hilcorp Energy I 144A 5.00% 12/1/24 #	50,000	47,125
Kinder Morgan Energy Partners 5.80% 3/1/21	50,000	54,974
Laredo Petroleum 6.25% 3/15/23	40,000	40,800
MPLX
4.875% 12/1/24	100,000	105,348
4.875% 6/1/25	30,000	31,473
Murphy Oil 6.875% 8/15/24	60,000	63,750
Murphy Oil USA 6.00% 8/15/23	80,000	84,200
Newfield Exploration 5.75% 1/30/22	25,000	26,656
Noble Energy 5.05% 11/15/44	50,000	51,181
Petrobras Global Finance 5.375% 1/27/21	10,000	10,323

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Energy (continued)
Petrobras Global Finance
6.75% 1/27/41	5,000	$4,705
7.375% 1/17/27	20,000	21,194
Petroleos Mexicanos 144A 4.77% 3/11/22 #●	20,000	21,525
Plains All American Pipeline 8.75% 5/1/19	90,000	101,549
Regency Energy Partners 5.00% 10/1/22	85,000	90,480
Sabine Pass Liquefaction
144A 4.20% 3/15/28 #	55,000	54,283
5.625% 4/15/23	100,000	108,611
Shell International Finance
2.875% 5/10/26	35,000	34,069
4.00% 5/10/46	35,000	33,731
4.375% 5/11/45	80,000	81,380
Southwestern Energy 6.70% 1/23/25	35,000	34,825
Targa Resources Partners
144A 5.125% 2/1/25 #	25,000	25,844
144A 5.375% 2/1/27 #	30,000	31,200
Transcanada Trust
5.30% 3/15/77 ●	25,000	24,750
5.875% 8/15/76 ●	35,000	37,013
Transocean Proteus 144A 6.25% 12/1/24 #	25,000	25,937
Woodside Finance
144A 3.65% 3/5/25 #	30,000	29,589
144A 3.70% 9/15/26 #	15,000	14,681
144A 8.75% 3/1/19 #	65,000	72,739
YPF
144A 8.50% 3/23/21 #	5,000	5,493
144A 23.854% 7/7/20 #●	15,000	16,793

		2,101,731

Financials – 1.27%
AerCap Ireland Capital 3.95% 2/1/22	150,000	154,197
Affiliated Managers Group 3.50% 8/1/25	60,000	59,051
Air Lease
3.00% 9/15/23	55,000	53,817
3.625% 4/1/27	115,000	111,993
Aviation Capital Group
144A 2.875% 9/17/18 #	5,000	5,052
144A 2.875% 1/20/22 #	55,000	54,674
144A 4.875% 10/1/25 #	55,000	59,259
144A 6.75% 4/6/21 #	25,000	28,656

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Financials (continued)
Berkshire Hathaway 2.75% 3/15/23	35,000	$35,033
BlackRock 3.20% 3/15/27	40,000	40,064
E*TRADE Financial 5.875% 12/29/49 •	65,000	67,129
International Lease Finance 8.625% 1/15/22	150,000	184,086
Jefferies Group
6.45% 6/8/27	30,000	33,997
6.50% 1/20/43	20,000	21,760
Lazard Group 3.75% 2/13/25	60,000	59,739
Park Aerospace Holdings 144A 5.50% 2/15/24 #	57,000	59,423

		1,027,930

Insurance – 1.01%
Allstate 3.28% 12/15/26	105,000	105,624
Berkshire Hathaway Finance 2.90% 10/15/20	75,000	77,503
Liberty Mutual Group 144A 4.95% 5/1/22 #	25,000	27,190
Manulife Financial 4.061% 2/24/32 •	65,000	65,243
MetLife
5.25% 12/29/49 •	60,000	62,045
6.40% 12/15/36	90,000	99,000
Principal Life Global Funding II 144A 3.00% 4/18/26 #	45,000	43,861
Prudential Financial
4.50% 11/15/20	20,000	21,475
5.375% 5/15/45 •	45,000	47,205
TIAA Asset Management Finance
144A 2.95% 11/1/19 #	50,000	50,849
144A 4.125% 11/1/24 #	95,000	96,955
USI 144A 7.75% 1/15/21 #	15,000	15,272
XLIT
4.45% 3/31/25	35,000	35,368
5.50% 3/31/45	45,000	45,118
6.50% 12/29/49 •	30,000	25,275

		817,983

Media – 0.71%
21st Century Fox America 4.95% 10/15/45	60,000	62,321
CCO Holdings 144A 5.75% 2/15/26 #	40,000	42,100
Comcast 3.00% 2/1/24	75,000	75,019
CSC Holdings 5.25% 6/1/24	16,000	15,980

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Media (continued)
DISH DBS 7.75% 7/1/26	10,000	$11,650
Gray Television 144A 5.875% 7/15/26 #	30,000	30,600
Nexstar Broadcasting 144A 5.625% 8/1/24 #	55,000	55,963
Sinclair Television Group 144A 5.125% 2/15/27 #	35,000	33,950
Sirius XM Radio 144A 5.375% 7/15/26 #	45,000	46,125
Time Warner Cable 7.30% 7/1/38	125,000	155,320
Tribune Media 5.875% 7/15/22	45,000	47,137

		576,165

Real Estate – 1.60%
American Tower
4.00% 6/1/25	65,000	65,871
4.40% 2/15/26	30,000	31,087
American Tower Trust I 144A 3.07% 3/15/23 #	95,000	94,796
CC Holdings GS V 3.849% 4/15/23	30,000	30,763
Corporate Office Properties
3.60% 5/15/23	55,000	53,525
5.25% 2/15/24	65,000	68,473
Crown Castle International 5.25% 1/15/23	70,000	76,473
CubeSmart 3.125% 9/1/26	55,000	51,760
CyrusOne 144A 5.00% 3/15/24 #	5,000	5,150
DDR
7.50% 4/1/17	30,000	30,000
7.875% 9/1/20	15,000	17,361
Education Realty Operating Partnership 4.60% 12/1/24	60,000	60,547
ESH Hospitality 144A 5.25% 5/1/25 #	60,000	60,637
Hospitality Properties Trust 4.50% 3/15/25	55,000	55,290
Host Hotels & Resorts
3.75% 10/15/23	60,000	60,542
3.875% 4/1/24	10,000	10,089
4.50% 2/1/26	5,000	5,181
Iron Mountain U.S. Holdings 144A 5.375% 6/1/26 #	45,000	45,113
Kite Realty Group 4.00% 10/1/26	20,000	19,201
LifeStorage 3.50% 7/1/26	40,000	38,343

(continues)	89

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Real Estate (continued)
MGM Growth Properties Operating Partnership 4.50% 9/1/26	45,000	$43,875
Realty Income 4.125% 10/15/26	45,000	46,430
Regency Centers 3.60% 2/1/27	25,000	24,853
SBA Communications 144A 4.875% 9/1/24 #	55,000	54,439
UDR 4.00% 10/1/25	170,000	173,692
Uniti Group 144A 7.125% 12/15/24 #	25,000	25,437
WP Carey 4.60% 4/1/24	45,000	46,636

		1,295,564

Services – 0.23%
Aramark Services 5.125% 1/15/24	60,000	63,075
Avis Budget Car Rental 144A 6.375% 4/1/24 #	15,000	15,094
Herc Rentals 144A 7.75% 6/1/24 #	23,000	24,610
Prime Security Services Borrower 144A 9.25% 5/15/23 #	45,000	49,444
United Rentals North America
5.50% 5/15/27	20,000	20,250
5.875% 9/15/26	10,000	10,463

		182,936

Technology – 0.73%
Broadcom
144A 3.00% 1/15/22 #	50,000	49,905
144A 3.625% 1/15/24 #	130,000	131,121
CDK Global 5.00% 10/15/24	45,000	45,626
CDW 5.00% 9/1/25	5,000	5,106
Cisco Systems 1.85% 9/20/21	55,000	53,967
CommScope Technologies 144A 5.00% 3/15/27 #	15,000	15,014
Diamond 1 Finance 144A 6.02% 6/15/26 #	35,000	38,295
DXC Technology
144A 4.25% 4/15/24 #	20,000	20,365
144A 4.75% 4/15/27 #	40,000	40,865
Fidelity National Information Services 5.00% 10/15/25	40,000	43,575
First Data
144A 5.75% 1/15/24 #	45,000	46,586
144A 7.00% 12/1/23 #	32,000	34,400

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Technology (continued)
Microsoft
2.40% 2/6/22	15,000	$15,099
2.875% 2/6/24	15,000	15,106
Symantec 144A 5.00% 4/15/25 #	40,000	40,978

		596,008

Telecommunications – 2.33%
AT&T 5.25% 3/1/37	125,000	127,697
CenturyLink
5.80% 3/15/22	75,000	77,574
6.75% 12/1/23	50,000	52,313
Charter Communications Operating 4.908% 7/23/25	100,000	105,769
Cincinnati Bell 144A 7.00% 7/15/24 #	15,000	15,769
Crown Castle Towers 144A 4.883% 8/15/20 #	255,000	271,602
Deutsche Telekom International Finance
144A 2.485% 9/19/23 #	150,000	143,579
144A 3.60% 1/19/27 #	150,000	149,633
Digicel Group 144A 8.25% 9/30/20 #	200,000	172,674
GTP Acquisition Partners I 144A 2.35% 6/15/20 #	100,000	98,843
Level 3 Financing 5.25% 3/15/26	40,000	40,350
Millicom International Cellular 144A 6.625% 10/15/21 #	200,000	210,240
Radiate Holdco 144A 6.625% 2/15/25 #	25,000	24,734
SBA Tower Trust
144A 2.24% 4/16/18 #	55,000	55,021
144A 2.898% 10/15/19 #	40,000	40,119
Sprint 7.875% 9/15/23	45,000	49,950
T-Mobile USA 6.50% 1/15/26	45,000	49,387
Verizon Communications 144A 2.946% 3/15/22 #	150,000	149,514
WPP Finance 2010 5.625% 11/15/43	20,000	21,385
Zayo Group 144A 5.75% 1/15/27 #	35,000	37,006

		1,893,159

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Transportation – 0.74%
Air Canada 2015-1 Class A Pass Through Trust 144A 3.60% 3/15/27 #◆	32,764	$32,969
American Airlines 2014-1 Class A Pass Through Trust 3.70% 10/1/26 ◆	26,562	26,695
American Airlines 2015-1 Class A Pass Through Trust 3.375% 5/1/27 ◆	41,815	41,031
American Airlines 2015-2 Class AA Pass Through Trust 3.60% 9/22/27 ◆	9,527	9,591
American Airlines 2016-1 Class AA Pass Through Trust 3.575% 1/15/28 ◆	19,494	19,470
Burlington Northern Santa Fe 4.70% 9/1/45	110,000	119,759
Penske Truck Leasing
144A 3.30% 4/1/21 #	50,000	50,723
144A 3.40% 11/15/26 #	5,000	4,816
144A 4.20% 4/1/27 #	90,000	91,808
Union Pacific 3.00% 4/15/27	55,000	54,397
United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26 ◆	22,880	23,738
United Airlines 2014-2 Class A Pass Through Trust 3.75% 9/3/26 ◆	50,258	51,079
United Airlines 2016-1 Class AA Pass Through Trust 3.10% 7/7/28 ◆	5,000	4,925
United Parcel Service 5.125% 4/1/19	40,000	42,752
XPO Logistics 144A 6.125% 9/1/23 #	25,000	26,094
		599,847
Utilities – 4.70%
AES 5.50% 4/15/25	15,000	15,263
Ameren 3.65% 2/15/26	55,000	55,671
Ameren Illinois 9.75% 11/15/18	165,000	185,408
American Transmission Systems 144A 5.25% 1/15/22 #	140,000	154,254
AmeriGas Partners 5.875% 8/20/26	45,000	45,000
Berkshire Hathaway Energy 3.75% 11/15/23	90,000	94,179

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Utilities (continued)
Calpine
144A 5.25% 6/1/26 #	35,000	$35,700
5.375% 1/15/23	30,000	30,525
Cleveland Electric Illuminating 5.50% 8/15/24	50,000	57,136
CMS Energy 6.25% 2/1/20	140,000	154,487
ComEd Financing III 6.35% 3/15/33	65,000	69,499
DTE Energy 3.30% 6/15/22	160,000	162,623
Duke Energy
2.65% 9/1/26	85,000	79,037
4.80% 12/15/45	20,000	21,196
Emera 6.75% 6/15/76 •	90,000	98,663
Emera US Finance
3.55% 6/15/26	100,000	98,483
4.75% 6/15/46	60,000	60,763
Enel 144A 8.75% 9/24/73 #•	200,000	230,500
Enel Americas 4.00% 10/25/26	20,000	19,835
Enel Finance International 144A 6.00% 10/7/39 #	100,000	114,315
Entergy 4.00% 7/15/22	65,000	68,155
Entergy Louisiana 4.05% 9/1/23	150,000	158,375
Exelon
3.497% 6/1/22	50,000	50,514
3.95% 6/15/25	55,000	56,622
Fortis 144A 3.055% 10/4/26 #	115,000	108,115
Great Plains Energy
3.15% 4/1/22	140,000	141,550
4.85% 6/1/21	30,000	32,036
Indiana Michigan Power 4.55% 3/15/46	10,000	10,603
IPALCO Enterprises 5.00% 5/1/18	35,000	36,137
ITC Holdings 3.25% 6/30/26	50,000	48,663
Kansas City Power & Light 3.65% 8/15/25	90,000	90,503
LG&E &KU Energy 4.375% 10/1/21	225,000	237,758
Metropolitan Edison 144A 4.00% 4/15/25 #	40,000	40,400
MidAmerican Energy 4.25% 5/1/46	70,000	72,428
National Rural Utilities Cooperative Finance 2.70% 2/15/23	70,000	69,397

(continues)	91

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Utilities (continued)
National Rural Utilities Cooperative Finance
4.75% 4/30/43 •	65,000	$66,625
5.25% 4/20/46 •	45,000	46,955
New York State Electric & Gas 144A 3.25% 12/1/26 #	60,000	59,754
NextEra Energy Capital Holdings
2.40% 9/15/19	85,000	85,713
3.625% 6/15/23	35,000	35,515
NV Energy 6.25% 11/15/20	65,000	73,054
Pennsylvania Electric 5.20% 4/1/20	75,000	79,784
Public Service Co. of New Hampshire 3.50% 11/1/23	50,000	51,523
Southern
2.75% 6/15/20	145,000	146,323
4.40% 7/1/46	55,000	52,765
Southern Co. Gas Capital 3.25% 6/15/26	40,000	38,997
Trans-Allegheny Interstate Line 144A 3.85% 6/1/25 #	30,000	30,779
Wisconsin Electric Power 4.30% 12/15/45	35,000	35,880

		3,807,460

Total Corporate Bonds (cost $24,078,834)		24,376,639

Loan Agreements – 1.56%«

Change Healthcare Tranche B 1st Lien 3.75% 3/1/24	130,000	130,379
Dell International 1st Lien 3.49% 9/7/23	5,888	5,923
First Data 1st Lien 3.984% 3/24/21	261,498	263,786
HCA Tranche B9 1st Lien 2.982% 3/18/23	177,906	178,865
Houghton International 1st Lien 4.397% 12/20/19	339,913	342,886
Republic of Angola 7.57% 12/16/23	153,125	133,219
Sprint Communications Tranche B 1st Lien 3.50% 2/2/24	130,000	130,190
USI 4.25% 12/27/19	81,026	81,245

Total Loan Agreements (cost $1,257,757)		1,266,493

	Principal amount°	Value (U.S. $)

Municipal Bonds – 0.47%

Bay Area Toll Authority (Build America Bonds) Series S3 6.907% 10/1/50	60,000	$86,092
California State Various Purposes (Build America Bonds) 7.55% 4/1/39	50,000	73,432
Commonwealth of Massachusetts Series C 5.00% 10/1/25	30,000	36,519
New Jersey Turnpike Authority (Build America Bonds)
Series A 7.102% 1/1/41	35,000	48,979
Series F 7.414% 1/1/40	15,000	21,639
New York City, New York
Series C 5.00% 8/1/26	10,000	12,017
Series C 5.00% 8/1/27	10,000	11,926
South Carolina Public Service Authority Series D 4.77% 12/1/45	20,000	18,008
Texas Water Development Board Water Implementation Revenue 5.00% 10/15/46	45,000	51,533
Series A 5.00% 10/15/45	20,000	22,719

Total Municipal Bonds (cost $408,262)		382,864

Non-Agency Asset-Backed Securities – 3.40%

AEP Texas Central Transition Funding II Series 2006-A A4 5.17% 1/1/18	32,331	32,912
Ally Master Owner Trust Series 2014-4 A2 1.43% 6/17/19	90,000	90,069
American Express Credit Account Master Trust Series 2014-5 A 1.202% 5/15/20 •	800,000	801,029
American Express Credit Account Secured Note Trust Series 2012-4 B 1.462% 5/15/20 •	280,000	280,427
Bank of America Credit Card Trust Series 2014-A3 A 1.202% 1/15/20 •	70,000	70,064

	Principal amount°	Value (U.S. $)

Non-Agency Asset-Backed Securities (continued)

California Republic Auto
Receivables Trust
Series 2013-1 A2 144A 1.41% 9/17/18 #	527	$527
Capital One Multi-Asset Execution Trust
Series 2007-A5 A5 0.952% 7/15/20 ●	100,000	99,981
Series 2016-A1 A1 1.362% 2/15/22 ●	90,000	90,522
Citibank Credit Card Issuance Trust
Series 2014-A6 A6 2.15% 7/15/21	200,000	201,719
CNH Equipment Trust
Series 2016-B A2B 1.312% 10/15/19 ●	7,241	7,257
Ford Credit Auto Lease Trust
Series 2015-A A3 1.13% 6/15/18	22,004	22,002
Ford Credit Auto Owner Trust
Series 2016-2 A 144A 2.03% 12/15/27 #	100,000	98,624
HOA Funding Series 2014-1A A2 144A 4.846% 8/20/44 #	47,500	43,485
Mercedes-Benz Auto Lease Trust Series 2016-A A2B 1.472% 7/16/18 ●	19,635	19,654
Mercedes-Benz Master Owner Trust Series 2016-AA A 144A 1.492% 5/15/20 #●	100,000	100,395
Navistar Financial Dealer Note Master Owner Trust II
Series 2016-1 A 144A 2.332% 9/27/21 #●	25,000	25,060
Nissan Auto Lease Trust
Series 2015-B A2B 1.442% 12/15/17 ●	8,483	8,486
PFS Financing
Series 2015-AA A 144A 1.532% 4/15/20 #●	100,000	99,969
Synchrony Credit Card Master Note Trust
Series 2012-6 A 1.36% 8/17/20	100,000	100,071
Towd Point Mortgage Trust
Series 2015-5 A1B 144A 2.75% 5/25/55 #●	73,029	73,067

	Principal amount°	Value (U.S. $)

Non-Agency Asset-Backed Securities (continued)

Towd Point Mortgage Trust
Series 2015-6 A1B 144A 2.75% 4/25/55 #●	75,830	$75,757
Volkswagen Credit Auto Master Trust
Series 2014-1A A2 144A 1.40% 7/22/19 #	135,000	134,957
Wells Fargo Dealer Floorplan Master Note Trust
Series 2014-2 A 1.428% 10/20/19 ●	280,000	280,189

Total Non-Agency Asset-Backed Securities (cost $2,764,432)		2,756,223

Non-Agency Collateralized Mortgage Obligations – 1.35%

Bank of America Alternative Loan Trust
Series 2005-6 7A1 5.50% 7/25/20	653	626
Credit Suisse First Boston Mortgage Securities
Series 2005-5 6A3 5.00% 7/25/35	31,792	31,639
JPMorgan Mortgage Trust
Series 2006-S1 1A1 6.00% 4/25/36	42,510	43,461
Series 2014-2 B1 144A 3.423% 6/25/29 #●	79,285	78,488
Series 2014-2 B2 144A 3.423% 6/25/29 #●	79,285	77,662
Series 2014-IVR6 2A4 144A 2.50% 7/25/44 #●	100,000	98,838
Series 2015-1 B1 144A 2.623% 12/25/44 #●	196,634	194,874
Series 2015-4 B1 144A 3.628% 6/25/45 #●	96,293	93,835
Series 2015-4 B2 144A 3.628% 6/25/45 #●	96,293	92,239
Series 2015-5 B2 144A 2.874% 5/25/45 #●	97,755	92,349
Series 2015-6 B1 144A 3.623% 10/25/45 #●	96,276	94,473
Series 2015-6 B2 144A 3.623% 10/25/45 #●	96,276	93,113
Sequoia Mortgage Trust
Series 2014-2 A4 144A 3.50% 7/25/44 #●	40,163	40,000
Series 2015-1 B2 144A 3.876% 1/25/45 #●	23,758	23,386

(continues)	93

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

	Principal amount°	Value (U.S. $)

Non-Agency Collateralized Mortgage Obligations (continued)

Structured Asset Securities Corporation Mortgage Pass Through Certificates
Series 2004-20 2A1 5.50% 11/25/34 ◆	18,751	$19,155
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-2 3A1 5.75% 3/25/36	8,521	8,542
Series 2006-AR5 2A1 3.294% 4/25/36 ●	7,714	7,236

Total Non-Agency Collateralized Mortgage Obligations (cost $1,087,168)		1,089,916

Non-Agency Commercial Mortgage-Backed Securities – 3.32%

Banc of America Commercial
Mortgage Trust
Series 2007-4 AM 5.961% 2/10/51 ●	60,000	60,579
Series 2017-BNK3 B 3.879% 2/15/50 ●	100,000	102,014
Series 2017-BNK3 C 4.352% 2/15/50 ●	100,000	101,952
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW18 A4 5.70% 6/11/50	25,436	25,740
Citigroup Commercial Mortgage Trust
Series 2007-C6 AM 5.779% 12/10/49 ●	35,000	35,422
Series 2014-GC25 A4 3.635% 10/10/47	65,000	67,050
Series 2015-GC27 A5 3.137% 2/10/48	75,000	74,725
Series 2016-P3 A4 3.329% 4/15/49	45,000	45,236
Series 2016-P5 A4 2.941% 10/10/49	40,000	38,879
COMM Mortgage Trust
Series 2013-CR6 AM 144A 3.147% 3/10/46 #	45,000	45,051
Series 2014-CR19 A5 3.796% 8/10/47	30,000	31,381
Series 2014-CR20 AM 3.938% 11/10/47	130,000	134,794
Series 2015-3BP A 144A
3.178% 2/10/35 #	200,000	200,344

	Principal amount°	Value (U.S. $)

Non-Agency Commercial Mortgage-Backed Securities (continued)

COMM Mortgage Trust
Series 2015-CR23 A4 3.497% 5/10/48	25,000	$25,432
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.276% 5/10/49	80,000	80,314
Series 2016-C3 A5 2.89% 9/10/49	90,000	87,370
DB-UBS Mortgage Trust Series 2011-LC1A C 144A 5.686% 11/10/46 #●	100,000	109,745
GS Mortgage Securities Trust
Series 2014-GC24 A5 3.931% 9/10/47	80,000	84,127
Series 2015-GC32 A4 3.764% 7/10/48	35,000	36,439
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C32 A5 3.598% 11/15/48	55,000	56,326
Series 2015-C33 A4 3.77% 12/15/48	215,000	222,871
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.144% 6/15/49	85,000	84,271
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11 E 5.525% 8/12/37 ●	25,000	25,992
Series 2013-LC11 B 3.499% 4/15/46	40,000	39,811
Series 2015-JP1 A5 3.914% 1/15/49	40,000	42,018
Series 2016-JP2 A4 2.822% 8/15/49	50,000	48,265
Series 2016-JP3 B 3.397% 8/15/49 ●	20,000	19,523
Series 2016-WIKI A 144A 2.798% 10/5/31 #	20,000	20,123
Series 2016-WIKI B 144A 3.201% 10/5/31 #	35,000	35,370
LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ 5.452% 9/15/39 ●	55,233	48,812
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C17 A5 3.741% 8/15/47	40,000	41,644

		Principal amount°	Value (U.S. $)

Non-Agency Commercial Mortgage-Backed Securities (continued)

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23 A4 3.719%7/15/50		145,000	$150,202
Series 2015-C26 A5 3.531% 10/15/48		65,000	66,389
Series 2016-C29 A4 3.325%5/15/49		40,000	40,194
Morgan Stanley Capital I Trust
Series 2006-HQ10 B 5.448%11/12/41 ●		200,000	199,803
Wells Fargo Commercial
Mortgage Trust
Series 2014-LC18 A5 3.405% 12/15/47		15,000	15,178
Series 2015-NXS3 A4 3.617% 9/15/57		80,000	81,920
Series 2016-BNK1 A3 2.652% 8/15/49		65,000	61,945

Total Non-Agency Commercial Mortgage-Backed Securities (cost $2,745,346)			2,687,251

Regional Bond – 0.07%Δ

Australia – 0.07%
Queensland Treasury 144A 2.75% 8/20/27 #	AUD	75,000	54,978

Total Regional Bond (cost $56,360)			54,978

Sovereign Bonds – 0.36%Δ

Argentina – 0.06%
Argentine Republic Government International Bond 144A 5.625% 1/26/22 #		45,000	46,136

			46,136

Australia – 0.08%
Australia Government Bond 3.75% 4/21/37	AUD	83,000	67,520

			67,520

Hungary – 0.08%
Hungary Government International Bond 5.75% 11/22/23		60,000	67,920

			67,920

		Principal amount°	Value (U.S. $)

Sovereign BondsΔ (continued)

New Zealand – 0.09%
New Zealand Government Bond 2.75% 4/15/25 NZD		102,000	$69,809

			69,809

Portugal – 0.05%
Portugal Government International Bond 144A 5.125% 10/15/24 #		39,000	37,883

			37,883

Total Sovereign Bonds (cost $298,830)			289,268

Supranational Banks – 0.15%

International Bank for Reconstruction & Development
3.50% 1/22/21	NZD	138,000	98,230
4.625% 10/6/21	NZD	25,000	18,542
International Finance 3.625% 5/20/20	NZD	11,000	7,868

Total Supranational Banks (cost $120,630)			124,640

U.S. Treasury Obligations – 1.46%

U.S. Treasury Bond 2.875% 11/15/46		635,000	616,037
U.S. Treasury Notes
2.00% 11/15/26		325,000	313,936
2.25% 2/15/27		260,000	256,684

Total U.S. Treasury Obligations (cost $1,195,718)			1,186,657

		Number of shares

Preferred Stock – 0.71%

General Electric 5.00% ●		133,000	140,315
Integrys Holding 6.00% ●		3,500	91,394
U.S. Bancorp 3.50% ●		400	344,000

Total Preferred Stock (cost $502,301)			575,709

Rights – 0.01%

B2W Cia Digital exercise price BRL 11.00, expiration date 4/25/17 †		5,600	2,540

(continues)	95

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

	Number of shares	Value (U.S. $)

Rights (continued)

Deutsche Bank exercise price EUR 11.65, expiration date 4/6/17 †	800	$1,912

Total Rights (cost $0)		4,452

	Principal amount°

Short-Term Investments – 0.64%

Discount Notes – 0.44%≠
Federal Home Loan Bank
0.53% 4/25/17	54,344	54,321
0.55% 5/26/17	3,072	3,068
0.691% 4/28/17	63,846	63,816
0.765% 5/19/17	234,819	234,603

		355,808

U.S. Treasury Obligation – 0.20%≠
U.S. Treasury Bill 0.44% 4/13/17	163,317	163,284

		163,284

Total Short-Term Investments (cost $519,078)		519,092

Total Value of Securities – 103.47% (cost $75,534,073)		$83,878,078

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2017, the aggregate value of Rule 144A securities was $11,639,120, which represents 14.36% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”

◆

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2017, the aggregate value of fair valued securities was $72,928, which represents 0.09% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.
«

Loan agreements generally pay interest at rates which are periodically reset by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Loan agreements may be subject to restrictions on resale. Stated rate in effect at March 31, 2017.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
S	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
†	Non-income producing security.
●	Variable rate security. Each rate shown is as of March 31, 2017. Interest rates reset periodically.
X	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at March 31, 2017:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	AUD	(248,176)	USD	188,924	5/12/17	$(539)
BAML	NZD	(294,410)	USD	206,746	5/12/17	592
BNP	AUD	(52,363)	USD	39,837	5/12/17	(138)
BNYM	AUD	(3,490)	USD	2,667	4/4/17	1
BNYM	CAD	(12,313)	USD	9,237	4/4/17	(20)
BNYM	CHF	(1,933)	USD	1,931	4/3/17	1
BNYM	CHF	(38,728)	USD	38,690	4/4/17	18
BNYM	DKK	(22,848)	USD	3,283	4/4/17	7
BNYM	EUR	(3,792)	USD	4,048	4/3/17	4
BNYM	EUR	(72,782)	USD	77,785	4/4/17	129
BNYM	EUR	(1,639)	USD	1,751	4/5/17	3
BNYM	GBP	4,939	USD	(6,187)	4/4/17	2
BNYM	HKD	111,433	USD	(14,347)	4/5/17	(6)
BNYM	JPY	(4,254,155)	USD	38,199	4/5/17	(15)
BNYM	SEK	(71,659)	USD	8,019	4/4/17	22

						$61

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(5) U.S. Treasury 5 yr Notes	$(585,181)	$(588,633)	7/3/17	$(3,452)
(78) U.S. Treasury 10 yr Notes	(9,687,623)	(9,715,875)	6/22/17	(28,252)
(33) U.S. Treasury Long Bonds	(4,954,032)	(4,977,844)	6/22/17	(23,812)
(8) Euro O.A.T.	(1,259,831)	(1,254,898)	6/9/17	4,933

	$(16,486,667)			$(50,583)

(continues)	97

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

Swap Contracts

CDS Contracts2

Counterparty	Swap Referenced Obligation	Notional Value[3]	Annual Protection (Receipts) Payments	Termination Date	Upfront Payments Paid (Received)	Unrealized Appreciation (Depreciation)[4]
	Protection Purchased:
ICE	JPM - CDX.NA.HY.27[5]	2,643,300	5.00%	12/20/21	$(158,549)	$(50,520)
IRS Contracts[6]

Counterparty & Swap Referenced Obligation	Notional Value[3]	Fixed Interest Rate Paid (Received)	Variable Interest Rate Paid (Received)	Termination Date	Unrealized Appreciation (Depreciation)[4]
CME - BAML 3 yr	4,415,000	1.808%	(1.151%)	3/28/20	$(85)
LCH - BAML 5 yr	10,500,000	2.066%	(1.148%)	4/3/22	(5,381)

					$(5,466)

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts recognized in these financial statements. The foreign currency exchange contracts and notional values presented represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”

2A Credit Default Swap contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as unrealized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

3Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

4Unrealized appreciation (depreciation) does not include periodic interest payments on swap contracts accrued daily in the amount of $(6,332).

5Markit’s CDX.NA.HY Index is composed of 100 of the most liquid North American entities with high yield credit ratings that trade in the CDS market.

6An interest rate swap agreement is an exchange of interest rates between counterparties. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.

Summary of abbreviations:

ADR – American Depositary Receipt

ARM – Adjustable Rate Mortgage

AUD – Australian Dollar

BAML – Bank of America Merrill Lynch

BB – Barclays Bank

BNP – BNP Paribas

BNYM – Bank of New York Mellon

BRL – Brazilian Real

CAD – Canadian Dollar

CDS – Credit Default Swap

CDX.NA.HY – Credit Default Swap Index North America High Yield

CHF – Swiss Franc

CLO – Collateralized Loan Obligation

CME – Chicago Mercantile Exchange

CVA – Dutch Certificate

DB – Deutsche Bank

DKK – Danish Krone

EAFE – Europe Australasia Far East

ETF – Exchange-Traded Fund

EUR – Euro

FREMF – Freddie Mac Multifamily

GBP – British Pound Sterling

GDR – Global Depositary Receipt

GNMA – Government National Mortgage Association

GS – Goldman Sachs

HKD – Hong Kong Dollar

ICE – Intercontinental Exchange, Inc.

Summary of abbreviations (continued):

IRS – Interest Rate Swap

JPM – JPMorgan

JPY – Japanese Yen

LB – Lehman Brothers

LCH – London Clearing House

MSCI – Morgan Stanley Capital International

NZD – New Zealand Dollar

O.A.T. – Obligations Assimilables du Trésor (French Treasury Bond)

PJSC – Private Joint Stock Company

REIT – Real Estate Investment Trust

REMIC – Real Estate Mortgage Investment Conduit

SEK – Swedish Krona

S.F. – Single Family

TBA – To be announced

USD – U.S. Dollar

yr – Year

See accompanying notes, which are an integral part of the financial statements.

99

Statements of assets and liabilities

Delaware Foundation Funds®

March 31, 2017

	Delaware Foundation® Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
Assets:
Investments, at value[1]	$63,272,857	$274,176,476	$83,358,986
Short-term investments, at value[2]	959,754	4,731,272	519,092
Foreign currencies, at value[3]	123,177	316,508	82,898
Cash collateral due from brokers	161,767	1,940,947	599,861
Receivable for securities sold	1,496,516	10,035,801	4,562,424
Dividends and interest receivable	222,132	1,299,805	480,581
Receivable for fund shares sold	86,103	321,810	112,072
Foreign tax reclaims receivable	69,446	175,573	42,817
Swap payments receivable	251	1,386	509
Upfront payments paid on credit default swap contracts	—	222,947	—
Unrealized appreciation on credit default swap contracts	722	—	—
Unrealized appreciation on foreign currency exchange contracts	266	1,616	779

Total assets	66,392,991	293,224,141	89,760,019

Liabilities:
Cash overdraft	11,775	122,165	768,092
Cash collateral due to brokers	—	210,000	—
Payable for securities purchased	2,531,059	17,391,290	7,320,805
Payable for fund shares redeemed	119,281	274,414	176,556
Variation margin due to broker on futures contracts	8,502	61,873	24,871
Variation margin due to brokers on interest rate swap contracts	3,775	29,461	12,462
Swap payments payable	1,539	13,378	5,226
Variation margin due to brokers on credit default swap contracts	14	112	50
Other accrued expenses	118,650	214,580	119,306
Distribution fees payable to affiliates	19,048	54,514	32,253
Investment management fees payable to affiliates	2,854	136,370	15,503
Dividend disbursing and transfer agent fees and expenses payable to affiliates	1,068	4,628	1,402
Accounting and administration expenses payable to affiliates	249	1,078	326
Trustees’ fees and expenses payable	168	723	220
Legal fees payable to affiliates	130	568	171
Reports and statements to shareholders expenses payable to affiliates	117	494	150
Upfront payments received on credit default swap contracts	61,393	351,000	158,549
Unrealized depreciation on credit default swap contracts	11,701	126,780	50,520
Unrealized depreciation on interest rate swap contracts	1,617	12,575	5,466
Unrealized depreciation on foreign currency exchange contracts	272	1,369	718
Deferred capital gains taxes payable	1,425	4,237	873

Total liabilities	2,894,637	19,011,609	8,693,519

Total Net Assets	$63,498,354	$274,212,532	$81,066,500

	Delaware Foundation® Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
Net Assets Consist of:
Paid-in capital	$48,943,258	$223,241,722	$71,334,835
Undistributed (distributions in excess of) net investment income	15,809	(225,710)	(18,225)
Accumulated net realized gain on investments	1,829,879	10,587,898	1,522,468
Net unrealized appreciation of investments	12,746,177	40,899,861	8,343,132
Net unrealized depreciation of foreign currencies	(3,643)	(9,958)	(2,870)
Net unrealized appreciation (depreciation) of foreign currency exchange contracts	(6)	247	61
Net unrealized depreciation of futures contracts	(17,657)	(128,722)	(50,583)
Net unrealized depreciation of swap contracts	(15,463)	(152,806)	(62,318)

Total Net Assets	$63,498,354	$274,212,532	$81,066,500

Net Asset Value

Class A:
Net assets	$34,904,143	$170,801,065	$42,452,895
Shares of beneficial interest outstanding, unlimited authorization, no par	3,558,964	14,961,648	4,426,557
Net asset value per share	$9.81	$11.42	$9.59
Sales charge	5.75%	5.75%	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$10.41	$12.12	$10.18

Class C:
Net assets	$12,143,235	$22,602,165	$24,802,915
Shares of beneficial interest outstanding, unlimited authorization, no par	1,276,555	1,979,759	2,579,229
Net asset value per share	$9.51	$11.42	$9.62

Class R:
Net assets	$3,230,275	$1,800,419	$2,550,114
Shares of beneficial interest outstanding, unlimited authorization, no par	332,137	158,352	265,958
Net asset value per share	$9.73	$11.37	$9.59

Institutional Class:
Net assets	$13,220,701	$79,008,883	$11,260,576
Shares of beneficial interest outstanding, unlimited authorization, no par	1,338,793	6,917,430	1,171,521
Net asset value per share	$9.88	$11.42	$9.61

[1] Investments, at cost	$50,525,250	$233,272,393	$75,014,995
[2] Short-term investments, at cost	959,759	4,731,257	519,078
[3] Foreign currencies, at cost	122,932	315,676	82,750

See accompanying notes, which are an integral part of the financial statements.

101

Statements of operations

Delaware Foundation Funds®

Year ended March 31, 2017

	Delaware Foundation® Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
Investment Income:
Dividends	$1,141,876	$3,444,433	$735,814
Interest	529,075	3,962,672	1,793,736
Foreign tax withheld	(60,974)	(179,829)	(38,260)

	1,609,977	7,227,276	2,491,290

Expenses:
Management fees	444,274	1,786,405	564,500
Distribution expenses – Class A	96,270	408,665	106,752
Distribution expenses – Class C	120,138	236,954	280,803
Distribution expenses – Class R	18,877	9,985	19,598
Dividend disbursing and transfer agent fees and expenses	119,639	256,229	111,375
Audit and tax fees	73,644	76,732	68,235
Registration fees	59,328	60,652	59,661
Custodian fees	49,953	66,782	46,631
Legal fees	28,151	93,738	33,604
Reports and statements to shareholders expenses	23,958	71,000	26,714
Accounting and administration expenses	21,491	86,356	27,301
Trustees’ fees and expenses	3,423	13,808	4,387
Other	66,832	79,331	70,641

	1,125,978	3,246,637	1,420,202
Less expenses waived	(275,710)	(119,758)	(231,343)
Less expenses paid indirectly	(170)	(565)	(131)

Total operating expenses	850,098	3,126,314	1,188,728

Net Investment Income	759,879	4,100,962	1,302,562

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments[1]	5,251,746	12,844,541	3,786,601
Foreign currencies	(21,733)	(211,781)	(143,524)
Foreign currency exchange contracts	(19,989)	62,727	6,200
Futures contracts	302,699	2,648,567	951,356
Options purchased	4,728	34,281	15,685
Options written	(4,863)	(33,291)	(14,677)
Swap contracts	6,549	(59,992)	47,984

Net realized gain	5,519,137	15,285,052	4,649,625

Net change in unrealized appreciation (depreciation) of:
Investments[2]	982,212	5,685,158	228,623
Foreign currencies	(1,797)	(10,884)	(3,210)
Foreign currency exchange contracts	7,912	43,432	27,068
Futures contracts	(18,959)	(124,084)	(51,870)
Swap contracts	(35,961)	(298,988)	(136,948)

Net change in unrealized appreciation	933,407	5,294,634	63,663

Net Realized and Unrealized Gain	6,452,544	20,579,686	4,713,288

Net Increase in Net Assets Resulting from Operations	$7,212,423	$24,680,648	$6,015,850

[1] Includes capital gains taxes paid.	$(412)	$(1,185)	$(585)
[2] Includes increase in capital gains taxes accrued.	$(1,391)	$(4,061)	$(777)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Foundation Funds®

	Delaware Foundation® Growth Allocation Fund
	Year ended
	3/31/17	3/31/16
Increase (Decrease) in Net Assets from Operations:
Net investment income	$759,879	$850,142
Net realized gain	5,519,137	1,385,172
Net change in unrealized appreciation (depreciation)	933,407	(5,860,785)

Net increase (decrease) in net assets resulting from operations	7,212,423	(3,625,471)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(506,738)	(518,808)
Class C	(79,218)	(57,000)
Class R	(39,759)	(44,379)
Institutional Class	(213,356)	(248,088)

Net realized gain:
Class A	(1,272,985)	(3,576,310)
Class C	(423,058)	(928,687)
Class R	(119,509)	(369,331)
Institutional Class	(452,516)	(1,659,280)

	(3,107,139)	(7,401,883)

Capital Share Transactions:
Proceeds from shares sold:
Class A	4,095,630	7,424,812
Class C	2,099,844	2,921,897
Class R	1,100,750	1,811,442
Institutional Class	3,956,557	6,002,215

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,750,464	4,042,241
Class C	490,240	959,660
Class R	157,231	409,501
Institutional Class	663,780	1,559,336

	14,314,496	25,131,104

Cost of shares redeemed:
Class A	(14,441,869)	(8,593,498)
Class C	(2,664,229)	(1,807,081)
Class R	(2,211,332)	(1,978,662)
Institutional Class	(7,643,871)	(9,849,126)

	(26,961,301)	(22,228,367)

Increase (decrease) in net assets derived from capital share transactions	(12,646,805)	2,902,737

Net Decrease in Net Assets	(8,541,521)	(8,124,617)
Net Assets:
Beginning of year	72,039,875	80,164,492

End of year	$63,498,354	$72,039,875

Undistributed (distributions in excess of) net investment income	$15,809	$(17,825)

See accompanying notes, which are an integral part of the financial statements.

(continues)	103

Statements of changes in net assets

Delaware Foundation Funds®

	Delaware Foundation® Moderate Allocation Fund
	Year ended
	3/31/17	3/31/16
Increase (Decrease) in Net Assets from Operations:
Net investment income	$4,100,962	$4,215,887
Net realized gain	15,285,052	2,738,413
Net change in unrealized appreciation (depreciation)	5,294,634	(17,105,032)

Net increase (decrease) in net assets resulting from operations	24,680,648	(10,150,732)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(3,636,179)	(2,822,360)
Class C	(319,081)	(215,417)
Class R	(35,683)	(25,405)
Institutional Class	(1,811,938)	(1,258,365)

Net realized gain:
Class A	(2,266,380)	(10,223,231)
Class C	(316,466)	(1,560,097)
Class R	(26,509)	(108,271)
Institutional Class	(977,607)	(3,278,591)

	(9,389,843)	(19,491,737)

Capital Share Transactions:
Proceeds from shares sold:
Class A	6,241,099	5,893,678
Class C	2,159,322	3,559,489
Class R	287,054	1,182,713
Institutional Class	8,098,098	26,917,461

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	5,272,753	11,794,190
Class C	609,120	1,709,232
Class R	62,192	133,673
Institutional Class	754,088	1,707,988

	23,483,726	52,898,424

Cost of shares redeemed:
Class A	(24,364,133)	(20,132,893)
Class C	(6,214,127)	(6,508,713)
Class R	(635,130)	(1,632,183)
Institutional Class	(7,143,897)	(11,388,537)

	(38,357,287)	(39,662,326)

Increase (Decrease) in net assets derived from capital share transactions	(14,873,561)	13,236,098

Net Increase (Decrease) in Net Assets	417,244	(16,406,371)
Net Assets:
Beginning of year	273,795,288	290,201,659

End of year	$274,212,532	$273,795,288

Undistributed (distribution in excess of) net investment income	$(225,710)	$359,159

See accompanying notes, which are an integral part of the financial statements.

	Delaware Foundation® Conservative Allocation Fund
	Year ended
	3/31/17	3/31/16
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,302,562	$1,545,006
Net realized gain	4,649,625	429,720
Net change in unrealized appreciation (depreciation)	63,663	(5,098,160)

Net increase (decrease) in net assets resulting from operations	6,015,850	(3,123,434)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(872,068)	(788,930)
Class C	(361,435)	(310,363)
Class R	(71,554)	(59,013)
Institutional Class	(277,789)	(319,771)

Net realized gain:
Class A	(580,209)	(2,358,056)
Class C	(363,436)	(1,664,921)
Class R	(54,742)	(206,122)
Institutional Class	(143,903)	(864,532)

	(2,725,136)	(6,571,708)

Capital Share Transactions:
Proceeds from shares sold:
Class A	7,592,577	6,423,444
Class C	1,947,079	4,679,637
Class R	1,145,255	1,120,255
Institutional Class	4,510,742	6,485,127

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,419,969	3,079,149
Class C	678,571	1,898,697
Class R	126,296	264,953
Institutional Class	369,707	966,883

	17,790,196	24,918,145

Cost of shares redeemed:
Class A	(11,597,714)	(13,301,551)
Class C	(9,019,287)	(7,981,848)
Class R	(2,592,320)	(1,490,339)
Institutional Class	(8,337,417)	(9,878,979)

	(31,546,738)	(32,652,717)

Decrease in net assets derived from capital share transactions	(13,756,542)	(7,734,572)

Net Decrease in Net Assets	(10,465,828)	(17,429,714)
Net Assets:
Beginning of year	91,532,328	108,962,042

End of year	$81,066,500	$91,532,328

Distributions in excess of net investment income	$(18,225)	$(115,934)

See accompanying notes, which are an integral part of the financial statements.

105

Financial highlights

Delaware Foundation® Growth Allocation Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

			10/1/14
	Year ended		to	Year ended
	3/31/17	3/31/16	3/31/15[1]	9/30/14	9/30/13	9/30/12
Net asset value, beginning of period	$9.260	$10.640	$11.640	$11.550	$10.220	$8.970

Income (loss) from investment operations:
Net investment income[2]	0.116	0.115	0.049	0.159	0.148	0.143
Net realized and unrealized gain (loss)	0.903	(0.549)	0.295	0.860	1.355	1.506

Total from investment operations	1.019	(0.434)	0.344	1.019	1.503	1.649

Less dividends and distributions from:
Net investment income	(0.131)	(0.118)	(0.200)	(0.151)	(0.145)	(0.148)
Net realized gain	(0.338)	(0.828)	(1.144)	(0.778)	(0.028)	(0.251)

Total dividends and distributions	(0.469)	(0.946)	(1.344)	(0.929)	(0.173)	(0.399)

Net asset value, end of period	$9.810	$9.260	$10.640	$11.640	$11.550	$10.220

Total return[3]	11.25%	(4.47% )	3.15%	9.21%	14.92%	18.87%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$34,904	$41,172	$44,463	$39,716	$49,046	$42,992
Ratio of expenses to average net assets	1.15%	1.16%	1.17%	1.15%	1.15%	1.15%
Ratio of expenses to average net assets prior to fees waived	1.55%	1.52%	1.58%	1.44%	1.52%	1.53%
Ratio of net investment income to average net assets	1.21%	1.18%	0.89%	1.37%	1.37%	1.47%
Ratio of net investment income to average net assets prior to fees waived	0.81%	0.83%	0.48%	1.08%	1.00%	1.09%
Portfolio turnover	103%	87%	49%	77%	104%	109%

[1]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Delaware Foundation® Growth Allocation Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

			10/1/14
	Year ended		to	Year ended
	3/31/17	3/31/16	3/31/15[1]	9/30/14	9/30/13	9/30/12
Net asset value, beginning of period	$8.990	$10.360	$11.340	$11.270	$9.980	$8.760

Income (loss) from investment operations:
Net investment income[2]	0.042	0.041	0.007	0.071	0.066	0.068
Net realized and unrealized gain (loss)	0.879	(0.538)	0.273	0.846	1.324	1.479

Total from investment operations	0.921	(0.497)	0.280	0.917	1.390	1.547

Less dividends and distributions from:
Net investment income	(0.063)	(0.045)	(0.116)	(0.069)	(0.072)	(0.076)
Net realized gain	(0.338)	(0.828)	(1.144)	(0.778)	(0.028)	(0.251)

Total dividends and distributions	(0.401)	(0.873)	(1.260)	(0.847)	(0.100)	(0.327)

Net asset value, end of period	$9.510	$8.990	$10.360	$11.340	$11.270	$9.980

Total return[3]	10.44%	(5.22% )	2.72%	8.37%	14.05%	18.04%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$12,143	$11,529	$11,017	$9,707	$7,687	$6,570
Ratio of expenses to average net assets	1.90%	1.91%	1.92%	1.90%	1.90%	1.90%
Ratio of expenses to average net assets prior to fees waived	2.30%	2.27%	2.33%	2.19%	2.22%	2.23%
Ratio of net investment income to average net assets	0.46%	0.43%	0.14%	0.62%	0.62%	0.72%
Ratio of net investment income (loss) to average net assets prior to fees waived	0.06%	0.08%	(0.27% )	0.33%	0.30%	0.39%
Portfolio turnover	103%	87%	49%	77%	104%	109%

[1]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)	107

Financial highlights

Delaware Foundation® Growth Allocation Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

			10/1/14
	Year ended		to	Year ended
	3/31/17	3/31/16	3/31/15[1]	9/30/14	9/30/13	9/30/12
Net asset value, beginning of period	$9.180	$10.560	$11.560	$11.480	$10.150	$8.910

Income (loss) from investment operations:
Net investment income[2]	0.091	0.090	0.035	0.131	0.121	0.118
Net realized and unrealized gain (loss)	0.905	(0.548)	0.281	0.850	1.357	1.497

Total from investment operations	0.996	(0.458)	0.316	0.981	1.478	1.615

Less dividends and distributions from:
Net investment income	(0.108)	(0.094)	(0.172)	(0.123)	(0.120)	(0.124)
Net realized gain	(0.338)	(0.828)	(1.144)	(0.778)	(0.028)	(0.251)

Total dividends and distributions	(0.446)	(0.922)	(1.316)	(0.901)	(0.148)	(0.375)

Net asset value, end of period	$9.730	$9.180	$10.560	$11.560	$11.480	$10.150

Total return[3]	11.08%	(4.74% )	2.91%	8.92%	14.75%	18.58%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,230	$3,965	$4,399	$15,654	$14,635	$12,156
Ratio of expenses to average net assets	1.40%	1.41%	1.42%	1.40%	1.40%	1.40%
Ratio of expenses to average net assets prior to fees waived	1.80%	1.77%	1.83%	1.69%	1.82%	1.83%
Ratio of net investment income to average net assets	0.96%	0.93%	0.64%	1.12%	1.12%	1.22%
Ratio of net investment income to average net assets prior to fees waived	0.56%	0.58%	0.23%	0.83%	0.70%	0.79%
Portfolio turnover	103%	87%	49%	77%	104%	109%

[1]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Delaware Foundation® Growth Allocation Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

			10/1/14
	Year ended		to	Year ended
	3/31/17	3/31/16	3/31/15[1]	9/30/14	9/30/13	9/30/12
Net asset value, beginning of period	$9.320	$10.700	$11.720	$11.630	$10.280	$9.020

Income (loss) from investment operations:
Net investment income[2]	0.141	0.141	0.063	0.187	0.175	0.168
Net realized and unrealized gain (loss)	0.912	(0.549)	0.290	0.860	1.372	1.516

Total from investment operations	1.053	(0.408)	0.353	1.047	1.547	1.684

Less dividends and distributions from:
Net investment income	(0.155)	(0.144)	(0.229)	(0.179)	(0.169)	(0.173)
Net realized gain	(0.338)	(0.828)	(1.144)	(0.778)	(0.028)	(0.251)

Total dividends and distributions	(0.493)	(0.972)	(1.373)	(0.957)	(0.197)	(0.424)

Net asset value, end of period	$9.880	$9.320	$10.700	$11.720	$11.630	$10.280

Total return[3]	11.56%	(4.19% )	3.21%	9.42%	15.30%	19.19%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$13,221	$15,374	$20,285	$18,930	$25,426	$37,054
Ratio of expenses to average net assets	0.90%	0.91%	0.92%	0.90%	0.90%	0.90%
Ratio of expenses to average net assets prior to fees waived	1.30%	1.27%	1.33%	1.19%	1.22%	1.23%
Ratio of net investment income to average net assets	1.46%	1.43%	1.14%	1.62%	1.62%	1.72%
Ratio of net investment income to average net assets prior to fees waived	1.06%	1.08%	0.73%	1.33%	1.30%	1.39%
Portfolio turnover	103%	87%	49%	77%	104%	109%

[1]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)	109

Financial highlights

Delaware Foundation® Moderate Allocation Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

			10/1/14
	Year ended		to	Year ended
	3/31/17	3/31/16	3/31/15[1]	9/30/14	9/30/13	9/30/12
Net asset value, beginning of period	$10.800	$11.970	$12.700	$12.520	$11.520	$10.080

Income (loss) from investment operations:
Net investment income[2]	0.166	0.166	0.082	0.223	0.210	0.202
Net realized and unrealized gain (loss)	0.836	(0.531)	0.266	0.790	1.006	1.444

Total from investment operations	1.002	(0.365)	0.348	1.013	1.216	1.646

Less dividends and distributions from:
Net investment income	(0.237)	(0.173)	(0.115)	(0.181)	(0.216)	(0.206)
Net realized gain	(0.145)	(0.632)	(0.963)	(0.652)	—	—

Total dividends and distributions	(0.382)	(0.805)	(1.078)	(0.833)	(0.216)	(0.206)

Net asset value, end of period	$11.420	$10.800	$11.970	$12.700	$12.520	$11.520

Total return[3]	9.45%	(3.32% )	2.89%	8.34%	10.66%	16.46%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$170,801	$174,041	$195,937	$201,628	$220,891	$214,553
Ratio of expenses to average net assets	1.14%	1.15%	1.16%	1.13%	1.13%	1.13%
Ratio of expenses to average net assets prior to fees waived	1.18%	1.18%	1.25%	1.17%	1.25%	1.25%
Ratio of net investment income to average net assets	1.49%	1.49%	1.34%	1.75%	1.75%	1.84%
Ratio of net investment income to average net assets prior to fees waived	1.45%	1.46%	1.25%	1.71%	1.63%	1.72%
Portfolio turnover	133%	131%	65%	115%	135%	157%

[1]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Delaware Foundation® Moderate Allocation Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

			10/1/14
	Year ended		to	Year ended
	3/31/17	3/31/16	3/31/15[1]	9/30/14	9/30/13	9/30/12
Net asset value, beginning of period	$10.800	$11.970	$12.700	$12.550	$11.550	$10.100

Income (loss) from investment operations:
Net investment income[2]	0.081	0.081	0.035	0.126	0.119	0.118
Net realized and unrealized gain (loss)	0.836	(0.531)	0.267	0.784	1.007	1.454

Total from investment operations	0.917	(0.450)	0.302	0.910	1.126	1.572

Less dividends and distributions from:
Net investment income	(0.152)	(0.088)	(0.069)	(0.108)	(0.126)	(0.122)
Net realized gain	(0.145)	(0.632)	(0.963)	(0.652)	—	—

Total dividends and distributions	(0.297)	(0.720)	(1.032)	(0.760)	(0.126)	(0.122)

Net asset value, end of period	$11.420	$10.800	$11.970	$12.700	$12.550	$11.550

Total return[3]	8.62%	(4.06% )	2.50%	7.47%	9.81%	15.53%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$22,602	$24,736	$28,965	$27,906	$22,838	$16,575
Ratio of expenses to average net assets	1.90%	1.91%	1.92%	1.90%	1.90%	1.90%
Ratio of expenses to average net assets prior to fees waived	1.94%	1.94%	2.01%	1.94%	1.97%	1.97%
Ratio of net investment income to average net assets	0.73%	0.73%	0.58%	0.98%	0.98%	1.07%
Ratio of net investment income to average net assets prior to fees waived	0.69%	0.70%	0.49%	0.94%	0.91%	1.00%
Portfolio turnover	133%	131%	65%	115%	135%	157%

[1]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)	111

Financial highlights

Delaware Foundation® Moderate Allocation Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

			10/1/14
	Year ended		to	Year ended
	3/31/17	3/31/16	3/31/15[1]	9/30/14	9/30/13	9/30/12
Net asset value, beginning of period	$10.760	$11.930	$12.660	$12.500	$11.500	$10.060

Income (loss) from investment operations:
Net investment income[2]	0.136	0.136	0.066	0.189	0.178	0.172
Net realized and unrealized gain (loss)	0.827	(0.531)	0.267	0.779	1.005	1.445

Total from investment operations	0.963	(0.395)	0.333	0.968	1.183	1.617

Less dividends and distributions from:
Net investment income	(0.208)	(0.143)	(0.100)	(0.156)	(0.183)	(0.177)
Net realized gain	(0.145)	(0.632)	(0.963)	(0.652)	—	—

Total dividends and distributions	(0.353)	(0.775)	(1.063)	(0.808)	(0.183)	(0.177)

Net asset value, end of period	$11.370	$10.760	$11.930	$12.660	$12.500	$11.500

Total return[3]	9.11%	(3.59% )	2.76%	7.99%	10.38%	16.19%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,801	$1,982	$2,501	$24,307	$23,566	$22,883
Ratio of expenses to average net assets	1.40%	1.41%	1.42%	1.40%	1.40%	1.40%
Ratio of expenses to average net assets prior to fees waived	1.44%	1.44%	1.51%	1.44%	1.57%	1.57%
Ratio of net investment income to average net assets	1.23%	1.23%	1.08%	1.48%	1.48%	1.57%
Ratio of net investment income to average net assets prior to fees waived	1.19%	1.20%	0.99%	1.44%	1.31%	1.40%
Portfolio turnover	133%	131%	65%	115%	135%	157%

[1]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Delaware Foundation® Moderate Allocation Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

			10/1/14
	Year ended		to	Year ended
	3/31/17	3/31/16	3/31/15[1]	9/30/14	9/30/13	9/30/12
Net asset value, beginning of period	$10.800	$11.980	$12.710	$12.520	$11.520	$10.080

Income (loss) from investment operations:
Net investment income[2]	0.192	0.191	0.097	0.252	0.238	0.228
Net realized and unrealized gain (loss)	0.836	(0.540)	0.266	0.793	1.005	1.444

Total from investment operations	1.028	(0.349)	0.363	1.045	1.243	1.672

Less dividends and distributions from:
Net investment income	(0.263)	(0.199)	(0.130)	(0.203)	(0.243)	(0.232)
Net realized gain	(0.145)	(0.632)	(0.963)	(0.652)	—	—

Total dividends and distributions	(0.408)	(0.831)	(1.093)	(0.855)	(0.243)	(0.232)

Net asset value, end of period	$11.420	$10.800	$11.980	$12.710	$12.520	$11.520

Total return[3]	9.70%	(3.17% )	3.01%	8.62%	10.91%	16.73%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$79,009	$73,036	$62,799	$60,134	$66,263	$142,925
Ratio of expenses to average net assets	0.90%	0.91%	0.92%	0.90%	0.90%	0.90%
Ratio of expenses to average net assets prior to fees waived	0.94%	0.94%	1.01%	0.94%	0.97%	0.97%
Ratio of net investment income to average net assets	1.73%	1.73%	1.58%	1.98%	1.98%	2.07%
Ratio of net investment income to average net assets prior to fees waived	1.69%	1.70%	1.49%	1.94%	1.91%	2.00%
Portfolio turnover	133%	131%	65%	115%	135%	157%

[1]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)	113

Financial highlights

Delaware Foundation® Conservative Allocation Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

			10/1/14
	Year ended		to	Year ended
	3/31/17	3/31/16	3/31/15[1]	9/30/14	9/30/13	9/30/12
Net asset value, beginning of period	$9.240	$10.160	$10.870	$10.570	$10.220	$9.430

Income (loss) from investment operations:
Net investment income[2]	0.163	0.168	0.090	0.223	0.198	0.203
Net realized and unrealized gain (loss)	0.512	(0.430)	0.203	0.540	0.414	1.035

Total from investment operations	0.675	(0.262)	0.293	0.763	0.612	1.238

Less dividends and distributions from:
Net investment income	(0.195)	(0.164)	(0.111)	(0.245)	(0.192)	(0.186)
Net realized gain	(0.130)	(0.494)	(0.892)	(0.218)	(0.070)	(0.262)

Total dividends and distributions	(0.325)	(0.658)	(1.003)	(0.463)	(0.262)	(0.448)

Net asset value, end of period	$9.590	$9.240	$10.160	$10.870	$10.570	$10.220

Total return[3]	7.40%	(2.69% )	2.86%	7.34%	6.09%	13.47%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$42,453	$43,443	$51,722	$52,429	$81,655	$75,988
Ratio of expenses to average net assets	1.15%	1.18%	1.15%	1.13%	1.13%	1.13%
Ratio of expenses to average net assets prior to fees waived	1.42%	1.38%	1.50%	1.33%	1.41%	1.43%
Ratio of net investment income to average net assets	1.72%	1.76%	1.73%	2.06%	1.90%	2.05%
Ratio of net investment income to average net assets prior to fees waived	1.45%	1.55%	1.38%	1.86%	1.62%	1.75%
Portfolio turnover	161%	168%	93%	163%	210%	219%

[1]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Delaware Foundation® Conservative Allocation Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

			10/1/14
	Year ended		to	Year ended
	3/31/17	3/31/16	3/31/15[1]	9/30/14	9/30/13	9/30/12
Net asset value, beginning of period	$9.270	$10.180	$10.900	$10.590	$10.240	$9.450

Income (loss) from investment operations:
Net investment income[2]	0.092	0.096	0.051	0.143	0.120	0.129
Net realized and unrealized gain (loss)	0.513	(0.420)	0.193	0.541	0.420	1.035

Total from investment operations	0.605	(0.324)	0.244	0.684	0.540	1.164

Less dividends and distributions from:
Net investment income	(0.125)	(0.092)	(0.072)	(0.156)	(0.120)	(0.112)
Net realized gain	(0.130)	(0.494)	(0.892)	(0.218)	(0.070)	(0.262)

Total dividends and distributions	(0.255)	(0.586)	(0.964)	(0.374)	(0.190)	(0.374)

Net asset value, end of period	$9.620	$9.270	$10.180	$10.900	$10.590	$10.240

Total return[3]	6.60%	(3.32% )	2.37%	6.56%	5.35%	12.60%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$24,803	$30,134	$34,671	$35,101	$31,132	$23,943
Ratio of expenses to average net assets	1.90%	1.93%	1.90%	1.88%	1.88%	1.88%
Ratio of expenses to average net assets prior to fees waived	2.17%	2.13%	2.25%	2.08%	2.11%	2.13%
Ratio of net investment income to average net assets	0.97%	1.01%	0.98%	1.31%	1.15%	1.30%
Ratio of net investment income to average net assets prior to fees waived	0.70%	0.80%	0.63%	1.11%	0.92%	1.05%
Portfolio turnover	161%	168%	93%	163%	210%	219%

[1]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)	115

Financial highlights

Delaware Foundation® Conservative Allocation Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

			10/1/14
	Year ended		to	Year ended
	3/31/17	3/31/16	3/31/15[1]	9/30/14	9/30/13	9/30/12
Net asset value, beginning of period	$9.240	$10.150	$10.870	$10.570	$10.220	$9.430

Income (loss) from investment operations:
Net investment income[2]	0.139	0.144	0.077	0.197	0.172	0.178
Net realized and unrealized gain (loss)	0.513	(0.420)	0.193	0.537	0.415	1.035

Total from investment operations	0.652	(0.276)	0.270	0.734	0.587	1.213

Less dividends and distributions from:
Net investment income	(0.172)	(0.140)	(0.098)	(0.216)	(0.167)	(0.161)
Net realized gain	(0.130)	(0.494)	(0.892)	(0.218)	(0.070)	(0.262)

Total dividends and distributions	(0.302)	(0.634)	(0.990)	(0.434)	(0.237)	(0.423)

Net asset value, end of period	$9.590	$9.240	$10.150	$10.870	$10.570	$10.220

Total return[3]	7.15%	(2.84% )	2.63%	7.06%	5.84%	13.19%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,550	$3,729	$4,232	$9,327	$5,646	$4,293
Ratio of expenses to average net assets	1.40%	1.43%	1.40%	1.38%	1.38%	1.38%
Ratio of expenses to average net assets prior to fees waived	1.67%	1.63%	1.75%	1.58%	1.71%	1.73%
Ratio of net investment income to average net assets	1.47%	1.51%	1.48%	1.81%	1.65%	1.80%
Ratio of net investment income to average net assets prior to fees waived	1.20%	1.30%	1.13%	1.61%	1.32%	1.45%
Portfolio turnover	161%	168%	93%	163%	210%	219%

[1]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Delaware Foundation® Conservative Allocation Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

			10/1/14
	Year ended		to	Year ended
	3/31/17	3/31/16	3/31/15[1]	9/30/14	9/30/13	9/30/12
Net asset value, beginning of period	$9.260	$10.180	$10.890	$10.590	$10.230	$9.440

Income (loss) from investment operations:
Net investment income[2]	0.187	0.192	0.103	0.250	0.224	0.228
Net realized and unrealized gain (loss)	0.512	(0.430)	0.203	0.539	0.424	1.035

Total from investment operations	0.699	(0.238)	0.306	0.789	0.648	1.263

Less dividends and distributions from:
Net investment income	(0.219)	(0.188)	(0.124)	(0.271)	(0.218)	(0.211)
Net realized gain	(0.130)	(0.494)	(0.892)	(0.218)	(0.070)	(0.262)

Total dividends and distributions	(0.349)	(0.682)	(1.016)	(0.489)	(0.288)	(0.473)

Net asset value, end of period	$9.610	$9.260	$10.180	$10.890	$10.590	$10.230

Total return[3]	7.66%	(2.44% )	2.98%	7.59%	6.45%	13.74%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$11,261	$14,226	$18,337	$21,043	$30,615	$45,993
Ratio of expenses to average net assets	0.90%	0.93%	0.90%	0.88%	0.88%	0.88%
Ratio of expenses to average net assets prior to fees waived	1.17%	1.13%	1.25%	1.08%	1.11%	1.13%
Ratio of net investment income to average net assets	1.97%	2.01%	1.98%	2.31%	2.15%	2.30%
Ratio of net investment income to average net assets prior to fees waived	1.70%	1.80%	1.63%	2.11%	1.92%	2.05%
Portfolio turnover	161%	168%	93%	163%	210%	219%

[1]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

117

Notes to financial statements

Delaware Foundation Funds®

March 31, 2017

Delaware Group® Foundation Funds (Trust) is organized as a Delaware statutory trust and offers three funds: Delaware Foundation® Growth Allocation Fund, Delaware Foundation Moderate Allocation Fund, and Delaware Foundation Conservative Allocation Fund (each, a Fund, or collectively as the Funds). The Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940 (the 1940 Act), as amended, and offer Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of Delaware Foundation Growth Allocation Fund is to seek long-term capital growth.

The investment objective of Delaware Foundation Moderate Allocation Fund is to seek capital appreciation with current income as a secondary objective.

The investment objective of Delaware Foundation Conservative Allocation Fund is to seek a combination of current income and preservation of capital with capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities, credit default swap (CDS) contracts, and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed; attributes of the collateral; yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Open-end investment companies are valued at net asset value (NAV), as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sales price, or if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trusts’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before each Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Funds may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken for all open federal income tax years (Sept. 30, 2013–March 31, 2017), and has concluded that no provision for federal income tax is required in any Fund’s financial statements. In regard to foreign taxes only, each Fund has open tax years in certain foreign countries in which they invest that may date back to the inception of each Fund.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — Each Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with each Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on March 31, 2017, and matured on the next business day.

To Be Announced Trades (TBA) — Each Fund may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with each Fund’s ability to manage their investment portfolio and meet redemption requests. These transactions involve a commitment by each Fund to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by each Fund on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with each Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. Each Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses), which is due to changes in foreign exchange rates, is included in the “Statements of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, these changes are included on the “Statements of operations” under “Net realized and unrealized gain (loss) on investments.” Each Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — Each Fund is an investment company, whose financial statements are prepared in conformity with U.S. GAAP. Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to each Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that each Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends and interest have been recorded in accordance with each Fund’s understanding of the applicable country’s tax rules and rates. Each Fund paid foreign capital gain taxes on certain foreign securities held which

(continues)	119

Notes to financial statements

Delaware Foundation Funds®

1. Significant Accounting Policies (continued)

are included as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. Delaware Foundation® Moderate Allocation Fund and Delaware Foundation Conservative Allocation Fund each declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually. Delaware Foundation Growth Allocation Fund declares and pays dividends from net investment income annually and distributions from net realized gains on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the year ended March 31, 2017.

Each Fund receives earnings credits from their transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1.00, the expense paid under this arrangement is included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expenses paid indirectly.” For the year ended March 31, 2017, each Fund earned the following amounts under this agreement:

Delaware Foundation Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
$170	$565	$131

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated at the rate 0.65% on the first $500 million of average daily net assets of each Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse each Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 fees, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), do not exceed 0.90% of average daily net assets of each Fund from April 1, 2016 through March 31, 2017*. For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by each Fund’s Board and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Funds and may only be terminated by agreement of DMC and the Funds.

Jackson Square Partners, LLC (JSP), a related party of DMC, furnishes investment sub-advisory services to the Funds. For these services, DMC, not the Fund, pays JSP fees based on the aggregate average daily net assets of the Fund at the following annual rate: 0.39% of the first $500 million; 0.36% of the next $500 million; 0.33% of the next $1.5 billion; and 0.30% of aggregate average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the year ended March 31, 2017, each Fund was charged for these services as follows:

Delaware Foundation® Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
$3,207	$12,894	$4,075

DIFSC is also the transfer agent and dividend disbursing agent of the Funds. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the retail Funds within the Delaware Investments® Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% of average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail Funds in the Delaware Investments Family of Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the year ended March 31, 2017, each Fund was charged for these services as follows:

Delaware Foundation Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
$13,835	$55,602	$17,576

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are paid by the Funds and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service fees.

In connection with the Delaware Foundation Moderate Allocation Fund merger with Delaware Balanced Fund, the Board has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (1) 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992, and (2) 0.25% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shares currently bear 12b-1 fees at the same rate, the blended rate, currently 0.24% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to each Fund. These amounts are included on the “Statements of operations” under “Legal fees.” For the year ended March 31, 2017, each Fund was charged for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Delaware Foundation Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
$6,181	$10,698	$6,587

For the year ended March 31, 2017, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware Foundation Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
$8,252	$9,686	$11,534

(continues)	121

Notes to financial statements

Delaware Foundation Funds®

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

For the year ended March 31, 2017, DDLP received gross CDSC commissions on redemption of each Fund’s Class A and Class C shares and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Delaware Foundation® Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
Class A	$ 9	$ 50	$ 96
Class C	1,720	983	1,598

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

Cross trades for the year ended March 31, 2017, were executed by the Funds pursuant to procedures adopted by the Boards designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At their regularly scheduled meetings, the Boards review such transactions for compliance with the procedures adopted by the Boards. Pursuant to these procedures, for the year ended March 31, 2017, the Funds engaged in securities purchases and securities sales, which resulted in net realized losses as follows:

	Delaware Foundation Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
Purchases	$270,672	$448,001	$248,793
Sales	2,566,791	2,134,138	1,072,442
Net realized losses	(15,308)	(34,249)	(23,977)

*The aggregate contractual waiver period covering this report is from Jan. 29, 2015 through July 29, 2017.

3. Investments

For the year ended March 31, 2017, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Foundation Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
Purchases other than U.S. government securities	$54,259,555	$305,402,700	$114,135,266
Purchases of U.S. government securities	14,772,432	53,682,045	23,939,476
Sales other than U.S. government securities	66,268,735	308,727,031	120,414,870
Sales of U.S. government securities	16,096,756	59,729,483	26,816,351

At March 31, 2017, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for each fund were as follows:

	Delaware Foundation® Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
Cost of Investments	$52,389,722	$240,649,554	$76,232,254

Aggregate unrealized appreciation of investments	$15,447,003	$50,894,293	$10,890,396
Aggregate unrealized depreciation of investments	(3,604,114)	(12,636,099)	(3,244,572)

Net unrealized appreciation of investments	$11,842,889	$38,258,194	$7,645,824

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

(continues)	123

Notes to financial statements

Delaware Foundation Funds®

3. Investments (continued)

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of March 31, 2017:

Delaware Foundation® Growth Allocation Fund

Securities:	Level 1	Level 2	Level 3	Total
Assets:
Agency, Asset-Backed & Mortgage-Backed Securities	$—	$7,373,407	$—	$7,373,407
Corporate Debt	—	7,071,452	—	7,071,452
Foreign Debt	—	142,788	—	142,788
Municipal Bonds	—	132,276	—	132,276
Loan Agreements[1]	—	958,810	23,599	982,409
Common Stock
Consumer Discretionary	4,786,427	—	—	4,786,427
Consumer Staples	4,279,808	—	—	4,279,808
Energy	2,886,930	—	—	2,886,930
Financials	5,572,730	87,295	—	5,660,025
Healthcare	5,682,510	—	—	5,682,510
Industrials	5,528,602	—	—	5,528,602
Information Technology	7,347,620	—	—	7,347,620
Materials	1,861,857	—	—	1,861,857
Real Estate	4,178,072	24,570	—	4,202,642
Telecommunication Services	2,138,624	—	—	2,138,624
Utilities	460,311	91	—	460,402
Exchange-Traded Funds	1,839,154	—	—	1,839,154
Preferred Stock[1]	21,500	52,592	—	74,092
Rights	6,918	—	—	6,918
U.S. Treasury Obligations	—	814,914	—	814,914
Short-Term Investments	—	959,754	—	959,754

Total Value of Securities	$46,591,063	$17,617,949	$23,599	$64,232,611

Derivatives:
Foreign Currency Exchange Contracts	$—	$(6)	$—	$(6)
Futures Contracts	(17,657)	—	—	(17,657)
Swap Contracts	—	(12,596)	—	(12,596)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Loan Agreements	—	97.60%	2.40%	100.00%
Preferred Stock	29.02%	70.98%	—	100.00%

Delaware Foundation® Moderate Allocation Fund

Securities:	Level 1	Level 2	Level 3	Total
Assets:
Agency, Asset-Backed & Mortgage-Backed Securities	$—	$53,661,609	$—	$53,661,609
Corporate Debt	—	61,047,859	—	61,047,859
Foreign Debt	—	2,329,473	—	2,329,473
Municipal Bonds	—	996,693	—	996,693
Loan Agreements[1]	—	2,574,376	194,119	2,768,495
Common Stock
Consumer Discretionary	15,263,936	—	—	15,263,936
Consumer Staples	13,806,210	—	—	13,806,210
Energy	8,980,445	—	—	8,980,445
Financials	17,922,657	278,904	—	18,201,561
Healthcare	18,392,715	—	—	18,392,715
Industrials	17,835,057	—	—	17,835,057
Information Technology	23,551,617	—	—	23,551,617
Materials	6,022,042	—	—	6,022,042
Real Estate	13,690,906	61,992	—	13,752,898
Telecommunication Services	6,786,710	—	—	6,786,710
Utilities	1,490,841	—	—	1,490,841
Exchange-Traded Funds	6,523,309	—	—	6,523,309
Preferred Stock[1]	516,000	458,579	—	974,579
Rights	19,937	—	—	19,937
U.S. Treasury Obligations	—	1,770,490	—	1,770,490
Short-Term Investments	—	4,731,272	—	4,731,272

Total Value of Securities	$150,802,382	$127,911,247	$194,119	$278,907,748

Derivatives:
Foreign Currency Exchange Contracts	$—	$247	$—	$247
Futures Contracts	(128,722)	—	—	(128,722)
Swap Contracts	—	(139,355)	—	(139,355)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Loan Agreements	—	92.99%	7.01%	100.00%
Preferred Stock	52.95%	47.05%	—	100.00%

(continues)	125

Notes to financial statements

Delaware Foundation Funds®

3. Investments (continued)

Delaware Foundation® Conservative Allocation Fund

Securities:	Level 1	Level 2	Level 3	Total
Assets:
Agency, Asset-Backed & Mortgage-Backed Securities	$—	$24,810,244	$—	$24,810,244
Corporate Debt	—	24,480,514	—	24,480,514
Foreign Debt	—	468,886	—	468,886
Municipal Bonds	—	382,864	—	382,864
Loan Agreements[1]	—	1,133,274	133,219	1,266,493
Common Stock
Consumer Discretionary	3,125,883	—	—	3,125,883
Consumer Staples	2,822,852	—	—	2,822,852
Energy	1,854,697	—	—	1,854,697
Financials	3,637,975	58,942	—	3,696,917
Healthcare	3,697,200	—	—	3,697,200
Industrials	3,598,388	—	—	3,598,388
Information Technology	4,757,578	—	—	4,757,578
Materials	1,227,032	—	—	1,227,032
Real Estate	2,667,700	13,986	—	2,681,686
Telecommunication Services	1,396,923	—	—	1,396,923
Utilities	302,005	—	—	302,005
Exchange-Traded Funds	1,022,006	—	—	1,022,006
Preferred Stock[1]	344,000	231,709	—	575,709
Rights	4,452	—	—	4,452
U.S. Treasury Obligations	—	1,186,657	—	1,186,657
Short-Term Investments	—	519,092	—	519,092

Total Value of Securities	$30,458,691	$53,286,168	$133,219	$83,878,078

Derivatives:
Foreign Currency Exchange
Contracts	$—	$61	$—	$61
Futures Contracts	(50,583)	—	—	(50,583)
Swap Contracts	—	(55,986)	—	(55,986)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Loan Agreements	—	89.48%	10.52%	100.00%
Preferred Stock	59.75%	40.25%	—	100.00%

The securities that have been valued at zero on the “Schedules of investments” are considered to be Level 3 securities in these tables.

During the year ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to each Fund. This does not include transfers between Level 1 investments and Level 2 investments due to each Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in each Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that each Fund’s NAV is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that each Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. Each Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to each Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to each Fund’s net assets at the end of the year.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended March 31, 2017 and 2016 were as follows:

	Delaware Foundation® Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
Year ended 3/31/17
Ordinary income	$839,071	$6,469,149	$1,494,532
Long-term capital gain	2,268,068	2,920,694	1,230,604

Total	$3,107,139	$9,389,843	$2,725,136

Year ended 3/31/16
Ordinary income	$1,157,189	$5,521,720	$2,159,576
Long-term capital gain	6,244,694	13,970,017	4,412,132

Total	$7,401,883	$19,491,737	$6,571,708

5. Components of Net Assets on a Tax Basis

As of March 31, 2017, the components of net assets on a tax basis were as follows:

	Delaware Foundation Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
Shares of beneficial interest	$48,943,258	$223,241,722	$71,334,835
Undistributed ordinary income	115,330	—	—
Undistributed long-term capital gain	2,603,472	12,739,122	2,094,873
Unrealized appreciation on investments, foreign currencies, and derivatives	11,836,294	38,231,688	7,636,792

Net assets	$63,498,354	$274,212,532	$81,066,500

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market of futures contracts, mark-to-market of foreign currency exchange contracts, tax deferral of losses on straddles, tax treatment of passive foreign investment companies, tax treatment of CDS contracts, and tax treatment of market discount and premium on debt instruments.

(continues)	127

Notes to financial statements

Delaware Foundation Funds®

5. Components of Net Assets on a Tax Basis (continued)

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, CDS contracts, capital gains tax, passive foreign investment companies, market discount and premium on certain debt instruments, paydowns of mortgage- and asset-backed securities, dividends and distributions, and tax treatment of contingent payment debt instruments. Results of operations and net assets were not affected by these reclassifications. For the year ended March 31, 2017, the Funds recorded the following reclassifications:

	Delaware Foundation® Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
Undistributed (distributions in excess of) net investment income	$112,826	$1,117,050	$377,993
Accumulated net realized gain on investments	(112,826)	(1,117,050)	(377,993)

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware Foundation Growth Allocation Fund		Delaware Foundation Moderate Allocation Fund		Delaware Foundation Conservative Allocation Fund
	Year ended		Year ended		Year ended
	3/31/17	3/31/16	3/31/17	3/31/16	3/31/17	3/31/16
Shares sold:
Class A	426,308	745,780	562,623	524,738	800,526	671,740
Class C	226,852	309,623	194,320	311,741	204,852	486,282
Class R	116,731	183,256	25,954	103,521	120,594	118,104
Institutional Class	407,524	594,051	731,278	2,400,170	472,831	679,190

Shares issued upon reinvestment of dividends and distributions:
Class A	186,554	408,680	479,116	1,039,216	150,615	321,737
Class C	53,754	99,550	55,478	149,884	71,849	197,117
Class R	16,886	41,748	5,680	11,815	13,401	27,690
Institutional Class	70,301	156,814	68,470	150,650	39,120	100,871

	1,504,910	2,539,502	2,122,919	4,691,735	1,873,788	2,602,731

Shares redeemed:
Class A	(1,501,094)	(887,985)	(2,195,833)	(1,812,829)	(1,225,387)	(1,385,197)
Class C	(285,849)	(190,750)	(560,202)	(590,231)	(949,045)	(836,845)
Class R	(233,171)	(209,916)	(57,565)	(140,708)	(271,624)	(158,958)
Institutional Class	(788,874)	(996,852)	(642,018)	(1,033,630)	(876,497)	(1,045,924)

	(2,808,988)	(2,285,503)	(3,455,618)	(3,577,398)	(3,322,553)	(3,426,924)

Net increase (decrease)	(1,304,078)	253,999	(1,332,699)	1,114,337	(1,448,765)	(824,193)

Certain shareholders may exchange shares of one class for another class in the same Fund. For the years ended March 31, 2017 and March 31, 2016, the Funds had the following exchange transactions. These exchange transactions are included as subscriptions and redemptions in the tables on the previous page and the “Statements of changes in net assets.”

		Year ended 3/31/17
	Exchange Redemptions	Exchange Subscriptions
	Class A Shares	Institutional Class Shares	Value
Delaware Foundation® Growth Allocation Fund	58,435	58,073	$563,271
Delaware Foundation Moderate Allocation Fund	51,216	51,172	583,766
Delaware Foundation Conservative Allocation Fund	97,635	97,329	932,399

			Year ended
			3/31/16
	Exchange Redemptions		Exchange Subscriptions
	Class A Shares	Class C Shares	Class A Shares	Institutional Class Shares	Value
Delaware Foundation Growth Allocation Fund	867	3,846	3,733	862	$43,930
Delaware Foundation Moderate Allocation Fund	—	934	932	—	10,152
Delaware Foundation Conservative Allocation Fund	—	7,344	7,352	—	69,331

7. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $155,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.10%, which was allocated across the Participants on the basis of relative net assets of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 7, 2016.

On Nov. 7, 2016, each Fund, along with the other Participants, entered into an amendment to the agreement for a $155,000,000 revolving line of credit to be used as described above and operates in substantially the same manner as the original agreement, with the exception of the annual commitment fee. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants on the basis of relative net assets of each Participant’s allocation of the entire facility. The line of credit available under the agreement expires on Nov. 6, 2017.

Each Fund had no amounts outstanding as of March 31, 2017, or at any time during the year then ended.

8. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — Each Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. Each Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. In addition, each Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts

(continues)	129

Notes to financial statements

Delaware Foundation Funds®

8. Derivatives (continued)

and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between each Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover each Fund’s exposure to the counterparty.

During the year ended March 31, 2017, each Fund used foreign currency exchange contracts to hedge the U.S. dollar value of securities each Fund already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. Each Fund may use futures contracts in the normal course of pursuing their respective investment objective. Each Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, each Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to each Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Delaware Foundation® Growth Allocation Fund posted securities, comprised of U.S. treasury obligations with a value of $101,430 as margin for open futures contracts, which is presented on the “Schedules of investments.” Delaware Foundation Moderate Allocation Fund and Delaware Foundation Conservative Allocation Fund posted cash collateral of $680,000 and $283,000, respectively, as margin for open futures contracts, which is included in “Cash collateral due from brokers” on the “Statements of assets and liabilities.”

During the year ended March 31, 2017, each Fund used futures contracts to hedge each Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Options Contracts — During the year ended March 31, 2017, each Fund entered into options contracts in the normal course of pursuing their respective investment objective. Each Fund may buy or write options contracts for any number of reasons, including without limitation: to manage each Fund’s exposure to changes in securities prices caused by interest rate or market conditions and foreign currencies; as an efficient means of adjusting each Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. Each Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When each Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When each Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by each Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether each Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by each Fund. Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, each Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

Transactions in options written during the year ended March 31, 2017 for each Fund were as follows:

	Delaware Foundation®		Delaware Foundation		Delaware Foundation
	Growth Allocation Fund		Moderate Allocation Fund		Conservative Allocation Fund
	Number of		Number of		Number of
Call options	contracts	Premiums	contracts	Premiums	contracts	Premiums
Options outstanding, March 31, 2016	—	$—	—	$—	—	$—
Options written	17,807	1,527	77,446	9,070	50,821	4,516
Options expired	(17,800)	(433)	(77,400)	(1,882)	(50,800)	(1,235)
Options terminated in closing purchase transactions	(7)	(1,094)	(46)	(7,188)	(21)	(3,281)

Options outstanding, March 31, 2017	—	$—	—	$—	—	$—

	Number of		Number of		Number of
Put options	contracts	Premiums	contracts	Premiums	contracts	Premiums
Options outstanding, March 31, 2016	—	$—	—	$—	—	$—
Options written	17,800	167	77,400	726	50,800	476
Options expired	(17,800)	(167)	(77,400)	(726)	(50,800)	(476)

Options outstanding, March 31, 2017	—	$—	—	$—	—	$—

During the year ended March 31, 2017, each Fund used options contracts to manage each Fund’s exposure to changes in securities prices caused by interest rates or market conditions, to manage each Fund’s exposure to changes in foreign currencies, to adjust each Fund’s overall exposure to certain markets, to protect the value of portfolio securities and to facilitate investments in portfolio securities.

Swap Contracts — Each Fund may enter into interest rate swap contracts and CDS contracts in the normal course of pursuing their respective investment objective. Each Fund may use interest rate swaps to manage its sensitivity to interest rates or to hedge against changes in interest rates. Each Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. Each Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC (S&P) or Baa3 by Moody’s Investors Service, Inc. (Moody’s) or is determined to be of equivalent credit quality by DMC.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Funds from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Funds receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Funds’ sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

During the year ended March 31, 2017, each Fund used interest rate swap contracts to manage each Fund’s sensitivity to interest rates or to hedge against changes in interest rates.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by each Fund in connection with an unwinding or assignment of a CDS contract. Upon the

(continues)	131

Notes to financial statements

Delaware Foundation Funds®

8. Derivatives (continued)

occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the year ended March 31, 2017, each Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for centrally cleared CDS basket trades, as determined by the applicable central counterparty.

As disclosed in the footnotes to the “Schedules of investments,” at March 31, 2017, the notional value of the protection sold was $235,000 for Delaware Foundation® Growth Allocation Fund, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for the credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amounts of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At March 31, 2017, net unrealized appreciation of the protection sold was $722 for Delaware Foundation Growth Allocation Fund.

CDS contracts may involve greater risks than if each Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. Each Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between each Fund and the counterparty and by the posting of collateral by the counterparty to each Fund to cover the Funds’ exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

During the year ended March 31, 2017, each Fund used CDS contracts to hedge against credit events.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event each Fund terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedules of investments.”

At March 31, 2017, Delaware Foundation Growth Allocation Fund, Delaware Foundation Moderate Allocation Fund, and Delaware Foundation Conservative Allocation Fund posted $161,767, $1,260,947, and $316,861, respectively, as cash collateral for centrally cleared swap contracts, which is presented as “Cash collateral due from brokers” on the “Statements of assets and liabilities.” At March 31, 2017, Delaware Foundation Moderate Allocation Fund received $210,000 cash collateral from brokers for centrally cleared swap contracts, which is presented as “Cash collateral due to brokers” on the “Statements of assets and liabilities.”

Fair values of derivative instruments as of March 31, 2017 were as follows:

	Delaware Foundation® Growth Allocation Fund
	Asset Derivatives Fair Value
Statements of Assets and Liabilities Location	Currency Contracts	Interest Rate Contracts	Credit Contracts	Total
Unrealized appreciation on foreign currency exchange contracts	$266	$—	$—	$266
Variation margin due to broker on futures contracts*	—	1,300	—	1,300
Unrealized appreciation on credit default swap contracts	—	—	722	722

Total	$266	$1,300	$722	$2,288

	Liability Derivatives Fair Value
Statements of Assets and Liabilities Location	Currency Contracts	Interest Rate Contracts	Credit Contracts	Total
Unrealized depreciation on foreign currency exchange contracts	$272	$—	$—	$272
Variation margin due to broker on futures contracts*	—	18,957	—	18,957
Variation margin due to brokers on interest rate swap contracts	—	3,775	—	3,775
Variation margin due to brokers on credit default swap contracts	—	—	14	14
Upfront payments received on credit default swap contracts	—	—	61,393	61,393
Unrealized depreciation on credit default swap contracts	—	—	11,701	11,701
Unrealized depreciation on interest rate swap contracts	—	1,617	—	1,617

Total	$272	$24,349	$73,108	$97,729

	Delaware Foundation Moderate Allocation Fund
	Asset Derivatives Fair Value
Statements of Assets and Liabilities Location	Currency Contracts	Credit Contracts	Total
Unrealized appreciation on foreign currency exchange contracts	$1,616	$—	$1,616
Variation margin due to broker on futures contracts*	11,283	—	11,283
Upfront payments paid on credit default swap contracts	—	222,947	222,947

Total	$12,899	$222,947	$235,846

	Liability Derivatives Fair Value
Statements of Assets and Liabilities Location	Currency Contracts	Interest Rate Contracts	Credit Contracts	Total
Unrealized depreciation on foreign currency exchange contracts	$1,369	$—	$—	$1,369
Variation margin due to broker on futures contracts*	—	140,005	—	140,005
Variation margin due to brokers on interest rate swap contracts	—	29,461	—	29,461
Variation margin due to brokers on credit default swap contracts	—	—	112	112
Upfront payments received on credit default swap contracts	—	—	351,000	351,000
Unrealized depreciation on credit default swap contracts	—	—	126,780	126,780
Unrealized depreciation on interest rate swap contracts	—	12,575	—	12,575

Total	$1,369	$182,041	$477,892	$661,302

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Notes to financial statements

Delaware Foundation Funds®

8. Derivatives (continued)

	Delaware Foundation® Conservative Allocation Fund
	Asset Derivatives Fair Value
Statements of Assets and Liabilities Location	Currency Contracts	Interest Rate Contracts	Total
Unrealized appreciation on foreign currency exchange contracts	$779	$—	$779
Variation margin due to broker on futures contracts*	—	4,933	4,933

Total	$779	$4,933	$5,712

	Liability Derivatives Fair Value
Statements of Assets and Liabilities Location	Currency Contracts	Interest Rate Contracts	Credit Contracts	Total
Unrealized depreciation on foreign currency exchange contracts	$718	$—	$—	$718
Variation margin due to broker on futures contracts*	—	55,516	—	55,516
Variation margin due to brokers on credit default swap contracts	—	—	50	50
Variation margin due to brokers on interest rate swap contracts	—	12,462	—	12,462
Upfront payments received on credit default swap contracts	—	—	158,549	158,549
Unrealized depreciation on credit default swap contracts	—	—	50,520	50,520
Unrealized depreciation on interest rate swap contracts	—	5,466	—	5,466

Total	$718	$73,444	$209,119	$283,281

*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2017. Only current day variation margin is reported on the “Statements of assets and liabilities.”

The effect of derivative instruments on the “Statements of operations” for the year ended March 31, 2017 was as follows:

	Delaware Foundation Growth Allocation Fund Net Realized Gain (Loss) on:
	Foreign Currency Exchange Contracts	Futures Contracts	Options Purchased	Options Written	Swap Contracts	Total
Currency contracts	$(19,989)	$—	$—	$600	$—	$(19,389)
Interest rate contracts	—	363,264	4,728	(5,463)	26,961	389,490
Equity contracts	—	(60,565)	—	—	—	(60,565)
Credit contracts	—	—	—	—	(20,412)	(20,412)

Total	$(19,989)	$302,699	$4,728	$(4,863)	$6,549	$289,124

	Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Currency contracts	$7,912	$—	$—	$7,912
Interest rate contracts	—	(21,536)	(24,181)	(45,717)
Equity contracts	—	2,577	—	2,577
Credit contracts	—	—	(11,780)	(11,780)

Total	$7,912	$(18,959)	$(35,961)	$(47,008)

	Delaware Foundation® Moderate Allocation Fund Net Realized Gain (Loss) on:
	Foreign Currency Exchange Contracts	Futures Contracts	Options Purchased	Options Written	Swap Contracts	Total
Currency contracts	$62,727	$—	$—	$2,608	$—	$65,335
Interest rate contracts	—	2,824,639	34,281	(35,899)	190,188	3,013,209
Equity contracts	—	(176,072)	—	—	—	(176,072)
Credit contracts	—	—	—	—	(250,180)	(250,180)

Total	$62,727	$2,648,567	$34,281	$(33,291)	$(59,992)	$2,652,292

	Net Change in Unrealized Appreciation (Depreciation) of:

	Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Currency contracts	$43,432	$—	$—	$43,432
Interest rate contracts	—	(136,970)	(173,200)	(310,170)
Equity contracts	—	12,886	—	12,886
Credit contracts	—	—	(125,788)	(125,788)

Total	$43,432	$(124,084)	$(298,988)	$(379,640)

	Delaware Foundation Conservative Allocation Fund Net Realized Gain (Loss) on:
	Foreign Currency Exchange Contracts	Futures Contracts	Options Purchased	Options Written	Swap Contracts	Total
Currency contracts	$6,200	$—	$—	$1,712	$—	$7,912
Interest rate contracts	—	1,161,834	15,685	(16,389)	96,895	1,258,025
Equity contracts	—	(210,478)	—	—	—	(210,478)
Credit contracts	—	—	—	—	(48,911)	(48,911)

Total	$6,200	$951,356	$15,685	$(14,677)	$47,984	$1,006,548

	Net Change in Unrealized Appreciation (Depreciation) of:

	Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Currency contracts	$27,068	$—	$—	$27,068
Interest rate contracts	—	(69,910)	(87,308)	(157,218)
Equity contracts	—	18,040	—	18,040
Credit contracts	—	—	(49,640)	(49,640)

Total	$27,068	$(51,870)	$(136,948)	$(161,750)

(continues)	135

Notes to financial statements

Delaware Foundation Funds®

8. Derivatives (continued)

Derivatives Generally. The tables below summarize the average balance of derivative holdings by each Fund during the year ended March 31, 2017.

	Delaware Foundation® Growth Allocation Fund
	Long Derivative Volume		Short Derivative Volume
Foreign currency exchange contracts (average cost)	USD	79,160	USD	243,706
Futures contracts (average notional value)		600,304		4,982,371
Options contracts (average notional value)		562		22
CDS contracts (average notional value)*		301,183		213,854
CDS contracts (average notional value)*	EUR	9,348		—
Interest rate swap contracts (average notional value)**	USD	53,794		59,723

	Delaware Foundation Moderate Allocation Fund
	Long Derivative Volume		Short Derivative Volume
Foreign currency exchange contracts (average cost)	USD	465,422	USD	1,379,901
Futures contracts (average notional value)		4,102,429		37,093,408
Options contracts (average notional value)		3,976		119
CDS contracts (average notional value)*		3,708,424		107,708
CDS contracts (average notional value)*	EUR	66,719		—
Interest rate swap contracts (average notional value)**	USD	383,715		469,012

	Delaware Foundation Conservative Allocation Fund
	Long Derivative Volume		Short Derivative Volume
Foreign currency exchange contracts (average cost)	USD	283,301	USD	842,105
Futures contracts (average notional value)		1,576,797		15,625,535
Options contracts (average notional value)		1,835		64
CDS contracts (average notional value)*		920,915		374,723
CDS contracts (average notional value)*	EUR	34,644		—
Interest rate swap contracts (average notional value)**	USD	195,889		188,538

*Long represents buying protection and short represents selling protection.

**Long represents receiving fixed interest payments and short represents paying fixed interest payments.

9. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expanded disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statements of assets and liabilities” and require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarified which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing.

In order to better define its contractual rights and to secure rights that will help each Fund mitigate its counterparty risk, the Funds entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statements of assets and liabilities.”

At March 31, 2017, the Funds had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

	Delaware Foundation® Growth Allocation Fund
Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Bank of America Merrill Lynch	$159	$(66)	$93
Bank of New York Mellon	107	(13)	94
BNP Paribas	—	(193)	(193)
Hong Kong Shanghai Bank	722	—	722

Total	$988	$(272)	$716

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
Bank of America Merrill Lynch	$93	$—	$—	$—	$—	$93
Bank of New York Mellon	94	—	—	—	—	94
BNP Paribas	(193)	—	—	—	—	(193)
Hong Kong Shanghai Bank	722	—	—	—	—	722

Total	$716	$—	$—	$—	$—	$716

Master Repurchase Agreements

		Fair Value of
		Non-Cash	Cash	Net
	Repurchase	Collateral	Collateral	Collateral	Net
Counterparty	Agreements	Received(b)	Received	Received	Exposure(a)
Bank of America Merrill Lynch	$181,958	$(181,958)	$—	$(181,958)	$—
Bank of Montreal	181,957	(181,957)	—	(181,957)	—
BNP Paribas	193,085	(193,085)	—	(193,085)	—

Total	$557,000	$(557,000)	$—	$(557,000)	$—

(a)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

(b)The value of the related collateral received exceeded the value of the net position and repurchase agreements as of March 31, 2017.

(continues)	137

Notes to financial statements

Delaware Foundation Funds®

9. Offsetting (continued)

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

	Delaware Foundation® Moderate Allocation Fund
Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Bank of America Merrill Lynch	$1,277	$(690)	$587
Bank of New York Mellon	339	(46)	293
BNP Paribas	—	(633)	(633)
Hong Kong Shanghai Bank	—	(10,702)	(10,702)

Total	$1,616	$(12,071)	$(10,455)

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
Bank of America Merrill Lynch	$587	$—	$—	$—	$—	$587
Bank of New York Mellon	293	—	—	—	—	293
BNP Paribas	(633)	—	—	—	—	(633)
Hong Kong Shanghai Bank	(10,702)	—	—	—	—	(10,702)

Total	$(10,455)	$—	$—	$—	$—	$(10,455)

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(b)	Cash Collateral Received	Net Collateral Received	Net Exposure(a)
Bank of America Merrill Lynch	$921,875	$(921,875)	$—	$(921,875)	$—
Bank of Montreal	921,875	(921,875)	—	(921,875)	—
BNP Paribas	978,250	(978,250)	—	(978,250)	—

Total	$2,822,000	$(2,822,000)	$—	$(2,822,000)	$—

(a)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

(b)The value of the related collateral received exceeded the value of the net position and repurchase agreements as of March 31, 2017.

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

	Delaware Foundation® Conservative Allocation Fund
Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Bank of America Merrill Lynch	$592	$(539)	$53
Bank of New York Mellon	187	(41)	146
BNP Paribas	—	(138)	(138)

Total	$779	$(718)	$61

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
Bank of America Merrill Lynch	$53	$—	$—	$—	$—	$53
Bank of New York Mellon	146	—	—	—	—	146
BNP Paribas	(138)	—	—	—	—	(138)

Total	$61	$—	$—	$—	$—	$61

(a)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

10. Securities Lending

Each Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received by each Fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a Fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by U.S. Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Fund or, at the discretion of the lending agent, replace the loaned securities. Each Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Fund has

(continues)	139

Notes to financial statements

Delaware Foundation Funds®

10. Securities Lending (continued)

the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Fund, the security lending agent, and the borrower. Each Fund records security lending income net of allocations to the security lending agent and the borrower.

Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Fund’s cash collateral account may be less than the amount a Fund would be required to return to the borrowers of the securities and that Fund would be required to make up for this shortfall.

During the year ended March 31, 2017, each Fund had no securities out on loan.

11. Credit and Market Risk

Some countries in which each Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by each Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by each Fund.

Each Fund invests a portion of its assets in high yield, fixed income securities, which are securities rated BB or lower by S&P and Ba or lower by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

Each Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligation and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on each Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, each Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

Each Fund invests in bank loans and other securities that may subject them to direct indebtedness risk, the risk that each Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer each Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by each Fund may involve revolving credit facilities or other standby financing commitments that obligate each Fund to pay additional cash on a certain date or on demand. These commitments may require each Fund to increase its investment in a company at a time when each Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that each Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments.

As each Fund may be required to rely upon another lending institution to collect and pass on to each Fund amounts payable with respect to the loan and to enforce each Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent each Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to each Fund.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Funds’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. As of March 31, 2017, Rule 144A securities have been identified on the “Schedules of investments.”

12. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

13. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

14. Subsequent Events

Effective April 3, 2017, Delaware Investments® Family of Funds became Delaware FundsSM by Macquarie and Delaware Investments changed its name to Macquarie Investment Management (MIM). MIM is the marketing name for the companies comprising the asset management division of Macquarie Group Limited. Certain entities providing services to the Funds have also changed their names to reflect the use of the MIM name.

Management has determined that no other material events or transactions occurred subsequent to March 31, 2017 that would require recognition or disclosure in each Fund’s financial statements.

141

Report of independent

registered public accounting firm

To the Board of Trustees of Delaware Group® Foundation Funds and Shareholders of the Funds, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware Foundation® Growth Allocation Fund, Delaware Foundation® Moderate Allocation Fund and Delaware Foundation® Conservative Allocation Fund (constituting Delaware Group® Foundation Funds, hereafter collectively referred to as the “Funds”) as of March 31, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of March 31, 2017 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

May 25, 2017

Other Fund information

(Unaudited)

Delaware Foundation Funds®

Tax Information

The information set forth below is for each Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

All disclosures are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of each Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended March 31, 2017, each Fund reports distributions paid during the year as follows:

	(A) Long-Term Capital Gain Distributions (Tax Basis)	(B) Ordinary Income Distributions* (Tax Basis)	Total Distributions (Tax Basis)	(C) Qualifying Dividends[1]
Delaware Foundation® Growth Allocation Fund	73.00%	27.00%	100.00%	51.94%
Delaware Foundation Moderate Allocation Fund	31.10%	68.90%	100.00%	24.01%
Delaware Foundation Conservative Allocation Fund	45.16%	54.84%	100.00%	18.89%

(A) and (B) are based on a percentage of each Fund’s total distributions.

(C) is based on a percentage of each Fund’s ordinary income distributions.

1Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

*For the fiscal year ended March 31, 2017, certain dividends paid by each Fund may be subject to a maximum tax rate of 20%. The percentage of dividends paid by each Fund from ordinary income reported as dividend income is listed below. Complete information will be computed and reported in conjunction with your 2017 Form 1099-DIV.

Maximum percentage to be taxed at a maximum rate of 20%
Delaware Foundation Growth Allocation Fund	100.00%
Delaware Foundation Moderate Allocation Fund	55.79%
Delaware Foundation Conservative Allocation Fund	43.48%

For the fiscal year ended March 31, 2017, certain interest income paid by the Delaware Foundation Moderate Allocation Fund, determined to be Qualified Short-Term Capital Gains may be subject to relief from U.S. withholding for foreign shareholders, as provided by the American Jobs Creation Act of 2004; the Tax Relief Unemployment Insurance Reauthorization, and Job Creations Act of 2010; and as extended by the American Taxpayer Relief Act of 2012. For the fiscal year ended March 31, 2017, the Fund has reported maximum distributions of Qualified Short-Term Capital Gains of $1,077,553.

(continues)	143

Board of trustees / directors and officers addendum

Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees / Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

Interested Trustee

Shawn K. Lytle[1,4] 2005 Market Street Philadelphia, PA 19103 February 1970	President, Chief Executive Officer, and Trustee	Trustee since September 2015 President and Chief Executive Officer since August 2015	Shawn K. Lytle has served as President of Delaware Investments[3] since June 2015 and was the Regional Head of Americas for UBS Global Asset Management from 2010 through 2015.	62	Trustee — UBS Relationship Funds, SMA Relationship Trust, and UBS Funds (May 2010–April 2015)

Ann D. Borowiec[2] 2005 Market Street Philadelphia, PA 19103 November 1958	Trustee	Since March 2015	Chief Executive Officer Private Wealth Management (2011–2013) and Market Manager, New Jersey Private Bank (2005–2011) — J.P. Morgan Chase & Co.	62	Director — Banco Santander International Director — Santander Bank, N.A.

Independent Trustees

Thomas L. Bennett 2005 Market Street Philadelphia, PA 19103 October 1947	Chairman and Trustee	Trustee since March 2005 Chairman since March 2015	Private Investor (March 2004–Present)	62	None

Joseph W. Chow 2005 Market Street Philadelphia, PA 19103 January 1953	Trustee	Since January 2013	Executive Vice President (Emerging Economies Strategies, Risks, and Corporate Administration) State Street Corporation (July 2004–March 2011)	62	Director and Audit Committee Member — Hercules Technology Growth Capital, Inc. (2004-2014)

John A. Fry 2005 Market Street Philadelphia, PA 19103 May 1960	Trustee	Since January 2001	President — Drexel University (August 2010–Present) President — Franklin & Marshall College (July 2002–July 2010)	62	Director, Audit Committee, and Governance Committee Member — Community Health Systems Director — Drexel Morgan & Co. Director, Audit Committee Member — vTv Therapeutics LLC

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer
Independent Trustees (continued)
Lucinda S. Landreth 2005 Market Street Philadelphia, PA 19103 June 1947	Trustee	Since March 2005	Private Investor (2004–Present)	62	None

Frances A. Sevilla-Sacasa 2005 Market Street Philadelphia, PA 19103 January 1956	Trustee	Since September 2011	Chief Executive Officer — Banco Itaú International (April 2012–December 2016) Executive Advisor to Dean (August 2011–March 2012) and Interim Dean (January 2011–July 2011) — University of Miami School of Business Administration President — U.S. Trust, Bank of America Private Wealth Management (Private Banking) (July 2007– December 2008)	62	Trust Manager and Audit Committee Member — Camden Property Trust

Thomas K. Whitford 2005 Market Street Philadelphia, PA 19103 March 1956	Trustee	Since January 2013	Vice Chairman (2010–April 2013) — PNC Financial Services Group	62	Director — HSBC Finance Corporation and HSBC North America Holdings Inc. Director — HSBC USA, Inc.

Janet L. Yeomans 2005 Market Street Philadelphia, PA 19103 July 1948	Trustee	Since April 1999	Vice President and Treasurer (January 2006– July 2012) Vice President — Mergers & Acquisitions (January 2003–January 2006), and Vice President and Treasurer (July 1995– January 2003) 3M Company	62	Director, Personnel and Compensation Committee Chair, and Audit Committee Member — Okabena Company

(continues)	145

Board of trustees / directors and officers addendum

Delaware Investments® Family of Funds

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer
Officers
David F. Connor 2005 Market Street Philadelphia, PA 19103 December 1963	Senior Vice President, General Counsel, and Secretary	Senior Vice President since May 2013; General Counsel since May 2015; Secretary since October 2005	David F. Connor has served in various capacities at different times at Delaware Investments.	62	None[4]

Daniel V. Geatens 2005 Market Street Philadelphia, PA 19103 October 1972	Vice President and Treasurer	Treasurer since October 2007	Daniel V. Geatens has served in various capacities at different times at Delaware Investments.	62	None[4]

Richard Salus 2005 Market Street Philadelphia,PA 19103 October 1963	Senior Vice President and Chief Financial Officer	Chief Financial Officer since November 2006	Richard Salus has served in various executive capacities at different times at Delaware Investments.	62	None[4]

[1]	Shawn K. Lytle is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.
[2]	Ann D. Borowiec is not a director, officer, or employee of the Delaware Funds’ investment manager or any of its affiliates, other than serving as a trustee/director of the Delaware Funds. Nonetheless, she has been designated as an “Interested Trustee” solely by virtue of being a director of two banking entities that may enter into principal transactions with, or receive distribution-related payments with respect to, funds and other accounts managed by the Delaware Funds’ investment manager (or by certain of its advisory affiliates) or their sub-advisors.
[3]	Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.
[4]	Shawn K. Lytle, David F. Connor, Daniel V. Geatens, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

About the organization

This annual report is for the information of Delaware Foundation Funds® shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments® Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Board of trustees

Shawn K. Lytle

President and

Chief Executive Officer

Delaware Investments

Family of Funds

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Investments

Family of Funds

Private Investor

Rosemont, PA

Ann D. Borowiec

Former Chief Executive Officer

Private Wealth Management

J.P. Morgan Chase & Co.

New York, NY

Joseph W. Chow

Former Executive Vice President

State Street Corporation

Boston, MA

John A. Fry

President

Drexel University

Philadelphia, PA

Lucinda S. Landreth

Former Chief Investment Officer

Assurant, Inc.

New York, NY

Frances A. Sevilla-Sacasa

Former Chief Executive Officer

Banco Itaú International

Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President and Treasurer

3M Company

St. Paul, MN

Affiliated officers

David F. Connor

Senior Vice President,

General Counsel, and Secretary

Delaware Investments Family of Funds

Philadelphia, PA

Daniel V. Geatens

Vice President and Treasurer

Delaware Investments Family of Funds

Philadelphia, PA

Richard Salus

Senior Vice President and

Chief Financial Officer

Delaware Investments Family of Funds

Philadelphia, PA

Contact information

Investment manager

Delaware Management Company, a series

of Delaware Management Business Trust

Philadelphia, PA

National distributor

Delaware Distributors, L.P.

Philadelphia, PA

Shareholder servicing, dividend

disbursing, and transfer agent

Delaware Service Company, Inc.

2005 Market Street

Philadelphia, PA 19103-7094

For shareholders

800 523-1918

For securities dealers and financial

institutions representatives only

800 362-7500

Website

delawarefunds.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Forms N-Q are available without charge on the Funds’ website at delawarefunds.com/literature. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Delaware FundsSM by Macquarie Internet Web site at www.delawarefunds.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees/Directors has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

a. An understanding of generally accepted accounting principles and financial statements;

b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

d. An understanding of internal controls and procedures for financial reporting; and

e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

d. Other relevant experience.

The registrant’s Board of Trustees/Directors has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

Joseph W. Chow
John A. Fry
Lucinda S. Landreth
Thomas K. Whitford

Item 4. Principal Accountant Fees and Services

PricewaterhouseCoopers LLP (“PwC”), the Independent Accountant to the series portfolios of Delaware Group Foundation Funds (“Funds”), has advised the Audit Committee of the Board of Trustees of the Funds (“Audit Committee”) that, as of the date of the filing of this Annual Report on Form N-CSR, it is in discussions with the staff of the Securities and Exchange Commission (“SEC Staff”), or the SEC, regarding the interpretation and application of Rule 2-01(c)(1)(ii)(A) of Regulation S-X, or the Loan Rule.

The Loan Rule prohibits accounting firms, such as PwC, from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Under the SEC Staff’s interpretation of the Loan Rule, based on information provided to us by PwC, some of PwC’s relationships with its lenders who also own shares of one or more funds within the Delaware FundsSM by Macquarie investment company complex implicate the Loan Rule, calling into question PwC’s independence with respect to the Funds. PwC believes that, in light of the facts of these lending relationships, its ability to exercise objective judgment with respect to the audit of the Funds has not been impaired.

The Audit Committee has considered the lending relationships described by PwC and has concluded that (1) the lending relationships did not affect PwC’s application of objective judgment in conducting its audits and issuing reports on the Funds’ financial statements; and (2) a reasonable investor with knowledge of the lending relationships described by PwC would reach the same conclusion. In making this determination, the Audit Committee considered, among other things, PwC’s description of the relevant lending relationships and PwC’s representation that its objectivity was not impaired in conducting its audit of the Funds’ financial statements. In connection with this determination, PwC advised the Audit Committee that it believes PwC is independent and it continues to have discussions with the SEC Staff.

If the SEC were ultimately to determine that PwC was not independent with respect to the Funds for certain time periods, the Funds’ filings with the SEC that contain the Funds’ financial statements for such periods would be non-compliant with the applicable securities laws. If the SEC determines that PwC was not independent, among other things, the Funds could be required to have independent audits conducted on the Funds’ previously audited financial statements by another registered public accounting firm for the affected periods. The time involved to conduct such independent audits may impair the Funds’ ability to issue shares. Any of the foregoing possible outcomes potentially could have a material adverse effect on the Funds.

(a) Audit fees.

The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $140,760 for the fiscal year ended March 31, 2017.

The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $135,225 for the fiscal year ended March 31, 2016.

(b) Audit-related fees.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended March 31, 2017.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $640,000 for the registrant’s fiscal year ended March 31, 2017. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year-end audit procedures; group reporting and subsidiary statutory audits.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended March 31, 2016.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $667,000 for the registrant’s fiscal year ended March 31, 2016. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year end audit procedures; group reporting and subsidiary statutory audits.

(c) Tax fees.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $16,674 for the fiscal year ended March 31, 2017. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended March 31, 2017.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $16,674 for the fiscal year ended March 31, 2016. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended March 31, 2016.

(d) All other fees.

The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended March 31, 2017.

The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended March 31, 2017. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended March 31, 2016.

The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended March 31, 2016. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

(e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware FundsSM by Macquarie.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $40,000 per Fund

Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters up to $10,000 per Fund

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)

up to $25,000 in the aggregate
Audit-Related Services

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)

up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $11,180,000 and $10,036,000 for the registrant’s fiscal years ended March 31, 2017 and March 31, 2016, respectively.

(h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® FOUNDATION FUNDS

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	June 6, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	June 6, 2017

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	June 6, 2017